UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2013

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2013. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

February 3, 2014

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, an additional 10% federal tax may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2013

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2013 and held until December 31, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC*, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period Ended December 31, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Period Ended December 31, 2013” column and the “Expense Ratio as of December 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Period Ended December 31, 2013” column and the “Expense Ratio as of December 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

*	See Note 1.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2013	Ending Account Value Using Actual Return at December 31, 2013	Expenses Paid During the Six Months Ended December 31, 2013*	Beginning Account Value at July 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2013	Expenses Paid During the Six Months Ended December 31, 2013*	Expense Ratio as of December 31, 2013*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$999.64	$2.92	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$999.00	$3.68	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$999.05	$4.18	$1,000.00	$1,021.02	$4.23	0.83%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,106.35	$4.09	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,105.60	$4.88	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,104.60	$5.41	$1,000.00	$1,020.06	$5.19	1.02%
Growth and Income Portfolio
Class 1	$1,000.00	$1,184.71	$4.52	$1,000.00	$1,021.07	$4.18	0.82%
Growth Portfolio
Class 1	$1,000.00	$1,197.60	$4.21	$1,000.00	$1,021.37	$3.87	0.76%
Class 2	$1,000.00	$1,197.09	$5.04	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,196.00	$5.59	$1,000.00	$1,020.11	$5.14	1.01%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,203.35	$4.17	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,202.61	$5.00	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,201.74	$5.55	$1,000.00	$1,020.16	$5.09	1.00%
Natural Resources Portfolio
Class 1	$1,000.00	$1,161.25	$4.52	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,160.47	$5.34	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,159.64	$5.88	$1,000.00	$1,019.76	$5.50	1.08%
Multi-Asset Portfolio#
Class 1	$1,000.00	$1,104.86	$5.84	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$1,102.96	$7.16	$1,000.00	$1,018.40	$6.87	1.35%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,130.33	$9.67	$1,000.00	$1,016.13	$9.15	1.80%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2013” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2013” and the “Expense Ratios” would have been lower.

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	35.9%
Repurchase Agreements	16.5
Federal Home Loan Mtg. Corp.	14.9
Federal National Mtg. Assoc.	11.1
Government National Mtg. Assoc.	10.3
Diversified Financial Services	4.9
United States Treasury Bonds	3.6
Diversified Banking Institutions	2.9
Municipal Bonds	2.6
Banks-Commercial	1.8
Oil Companies-Integrated	1.2
Schools	0.9
Transport-Services	0.8
Medical-Drugs	0.7
Sovereign Agency	0.7
Insurance-Multi-line	0.5
Banks-Super Regional	0.5
Finance-Commercial	0.5
Insurance-Life/Health	0.5
Diversified Manufacturing Operations	0.4
Retail-Discount	0.4
Multimedia	0.3
Auto-Cars/Light Trucks	0.3
Electric-Distribution	0.3
Special Purpose Entities	0.3
Finance-Investment Banker/Broker	0.3
Computers-Memory Devices	0.2
Sovereign	0.2
Medical Labs & Testing Services	0.2
Airlines	0.2
Oil-Field Services	0.2
Electric-Generation	0.1
Brewery	0.1
Medical-HMO	0.1
Machinery-Construction & Mining	0.1
Cellular Telecom	0.1
E-Commerce/Products	0.1

114.7%

*	Calculated as a percentage of net assets

Credit Quality †#

Aaa	82.6%
Aa	6.2
A	7.3
Baa	2.3
Not Rated@	1.6

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,022,278
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,973,574
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/2016	2,500,000	2,501,475
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	755,000	756,740
Bear Stearns Commercial Mtg. Securities Trust Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	5,000,000	5,117,715
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(1)	3,870,000	4,168,710
CD Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(1)	4,700,000	4,983,245
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	985,044
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	4,500,000	4,893,331
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,946,709	3,096,882
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,515,488
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	2,250,000	2,227,468
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2 1.50% due 01/16/2046*	415,000	413,465
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A3 2.29% due 01/15/2048*	615,000	602,515
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	4,959,337
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	2,024,147	2,027,240
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	445,000	430,502
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,374,584	4,610,011

Total Asset Backed Securities (cost $48,610,216)		50,285,020

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 10.3%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	$2,158,922	$2,471,966

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,062,280

Banks-Super Regional — 0.5%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/2026	400,000	491,798
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,703,475

		6,195,273

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,516,948

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	185,784

Computers-Memory Devices — 0.2%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,000,000	988,640
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	979,380
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	960,801

		2,928,821

Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,609,140
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,961,308
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,149,703
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,471,867
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	364,699
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,586,708
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,474,890
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,218,066

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	$1,080,000	$1,162,679
Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,877,705

		32,876,765

Diversified Financial Services — 1.0%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,542,682
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	6,191,525

		12,734,207

E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,016,299

Finance-Commercial — 0.5%
Private Export Funding Corp. U.S. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,138,019

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,917,895

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,545,000	1,516,325
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,216,090
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,133,974

		6,866,389

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,035,847

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	2,278,000	2,665,795

Medical-Drugs — 0.5%
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	949,923
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,740,474
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	694,328
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,963,575

		6,348,300

Security Description	Principal Amount	Value (Note 2)

Medical-HMO — 0.1%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	$386,000	$365,876
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	690,389

		1,056,265

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.85% due 03/15/2023	135,000	122,115

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,567,542
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,802,483

		4,370,025

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	2,640,000	2,534,271

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,239,260

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,531,935
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,234,050

		11,765,985

Special Purpose Entity — 0.3%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	2,829,050	3,662,897

Transport-Services — 0.8%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,760,682	3,229,998
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,468,185

		9,698,183

Total U.S. Corporate Bonds & Notes (cost $122,588,076)		131,409,589

FOREIGN CORPORATE BONDS & NOTES — 4.4%
Banks-Commercial — 1.8%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,489,868
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	2,971,842

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	$2,435,000	$2,521,036
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,582,066
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,690,719
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,608,930
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,350,250

		23,214,711

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	586,199
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	440,329

		1,026,528

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,192,305
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	2,877,067

		4,069,372

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,324,158

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,540,812

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,192,477

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,561,142

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	409,160
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,203,250
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/2015	3,000,000	3,113,349
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,877,646

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	$2,050,000	$2,036,587
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,011,634

		12,651,626

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,081,715

Total Foreign Corporate Bonds & Notes (cost $52,830,076)		55,662,541

FOREIGN GOVERNMENT AGENCIES — 0.5%
Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	3,920,430

Sovereign — 0.2%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,668,843

Total Foreign Government Agencies (cost $5,617,125)		6,589,273

MUNICIPAL BONDS & NOTES — 2.6%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,535,000	5,205,908
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	2,878,344
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,486,907
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/2014	2,500,000	2,511,125
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,401,509
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,112,503
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	2,946,216
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,030,804
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,183,525
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,751,775
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,256,439

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	$1,710,000	$1,991,466
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,670,287

Total Municipal Bonds & Notes (cost $30,712,443)		33,426,808

U.S. GOVERNMENT AGENCIES — 37.0%
Federal Home Loan Mtg. Corp. — 14.9%
2.50% due January TBA	8,400,000	8,322,235
3.00% due January TBA	35,400,000	34,022,602
3.50% due January TBA	17,400,000	17,415,000
4.00% due 09/01/2026	2,414,702	2,552,616
4.00% due 12/01/2040	11,615,891	11,938,606
4.00% due January TBA	25,750,000	26,444,042
4.50% due 09/01/2031	27,469	29,683
4.50% due 06/01/2034	33,812	35,788
4.50% due 04/01/2035	244,554	259,358
4.50% due 08/01/2035	1,363,894	1,446,329
4.50% due 09/01/2035	137,160	145,071
4.50% due 05/01/2038	29,457	31,115
4.50% due 06/01/2038	62,960	66,749
4.50% due 02/01/2039	5,421,691	5,738,671
4.50% due 05/01/2039	17,278	18,300
4.50% due 06/01/2039	7,946,409	8,434,043
4.50% due 07/01/2039	27,456	29,077
4.50% due 10/01/2039	1,005,363	1,064,974
4.50% due 12/01/2039	338,487	358,631
4.50% due 04/01/2040	77,023	81,597
4.50% due 05/01/2040	211,873	224,781
4.50% due 07/01/2040	61,133	64,776
4.50% due 08/01/2040	6,638,139	7,034,785
4.50% due 09/01/2040	753,033	798,026
4.50% due 01/01/2041	765,750	811,568
4.50% due 02/01/2041	6,111,854	6,476,920
4.50% due 03/01/2041	149,917	158,904
4.50% due 04/01/2041	124,660	132,078
4.50% due 06/01/2041	2,046,837	2,169,546
4.50% due 07/01/2041	17,247,050	18,279,129
4.50% due 08/01/2041	128,052	135,745
4.50% due 09/01/2041	148,267	157,139
4.50% due 10/01/2041	86,130	91,353
4.50% due 03/01/2042	343,913	364,451
4.50% due 11/01/2043	66,869	70,955
4.50% due January TBA	900,000	952,277
5.00% due 12/01/2026	293,065	318,851
5.00% due 02/01/2028	139,639	150,689
5.00% due 01/01/2030	28,762	31,003
5.00% due 02/01/2030	8,541,388	9,209,829
5.00% due 06/01/2033	32,973	35,687
5.00% due 11/01/2033	871,207	943,292
5.00% due 06/01/2034	32,409	35,065
5.00% due 11/01/2034	44,444	48,441
5.00% due 07/01/2035	502,320	547,891
5.00% due 11/01/2035	23,369	25,611
5.00% due 12/01/2035	83,580	90,240
5.00% due 06/01/2036	351,954	379,772
5.00% due 01/01/2037	358,843	387,764
5.00% due 02/01/2038	1,526,575	1,649,186
5.00% due 09/01/2038	125,805	135,522
5.00% due 10/01/2039	28,189	30,390
5.00% due 02/01/2040	93,666	101,031
5.00% due 04/01/2040	497,661	536,956
5.00% due 06/01/2040	2,589,092	2,795,754

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/2040	$19,147	$20,681
5.00% due 10/01/2040	24,682	26,614
5.00% due 04/01/2041	24,886	26,936
5.00% due 05/01/2041	2,276,279	2,464,993
5.00% due 07/01/2041	9,464,520	10,252,276
5.50% due 03/01/2023	38,172	41,660
5.50% due 03/01/2027	97,427	106,720
5.50% due 04/01/2027	72,189	79,003
5.50% due 05/01/2027	531,930	582,289
5.50% due 11/01/2027	162,962	178,145
5.50% due 06/01/2028	76,312	83,566
5.50% due January TBA	2,000,000	2,184,375
6.00% due 12/01/2039	341,185	376,913
7.50% due 05/01/2027	2,522	2,971

		190,237,036

Federal National Mtg. Assoc. — 11.1%
2.00% due January TBA	2,900,000	2,792,610
2.50% due January TBA	14,600,000	14,296,859
3.00% due January TBA	39,775,000	38,498,877
3.00% due 05/01/2027	1,276,093	1,303,796
3.00% due 06/01/2027	723,699	739,416
3.00% due 08/01/2027	511,655	522,770
3.50% due January TBA	35,250,000	35,298,786
4.00% due 09/01/2026	13,317,113	14,121,027
4.50% due 11/01/2026	2,335,489	2,487,304
4.50% due 01/01/2027	3,085,052	3,284,971
4.50% due 10/01/2031	11,132,299	11,919,942
4.50% due January TBA	2,300,000	2,437,012
5.00% due January TBA	5,600,000	6,081,687
5.50% due 03/01/2038	2,814,186	3,088,964
5.50% due 06/01/2038	114,781	125,989
5.50% due 08/01/2038	116,473	127,845
5.50% due 09/01/2039	80,751	88,981
5.50% due 05/01/2040	18,706	20,556
5.50% due 06/01/2040	25,851	28,489
5.50% due January TBA	3,700,000	4,069,855
6.50% due 02/01/2038	244,262	271,394
6.50% due 10/01/2039	296,989	329,761

		141,936,891

Government National Mtg. Assoc. — 10.3%
3.00% due January TBA	7,550,000	7,294,598
3.50% due January TBA	23,450,000	23,656,104
4.00% due 02/15/2041	1,797,654	1,878,282
4.00% due 09/15/2041	1,535,888	1,598,176
4.00% due 02/15/2042	239,825	249,578
4.00% due 08/15/2042	171,879	178,830
4.00% due January TBA	10,400,000	10,806,657
4.50% due 05/15/2040	2,160,582	2,309,317
4.50% due 06/15/2040	3,273,475	3,502,620
4.50% due 07/15/2040	4,348,957	4,667,705
4.50% due 05/15/2042	455,705	487,224
4.50% due January TBA	4,500,000	4,811,133
5.00% due 07/15/2033	2,825,573	3,093,516
5.00% due 10/15/2033	123,420	135,016
5.00% due 11/15/2033	18,936	20,732
5.00% due 12/15/2033	53,305	58,529
5.00% due 01/15/2034	271,787	299,266
5.00% due 02/15/2034	145,484	159,664
5.00% due 03/15/2034	11,157	12,283
5.00% due 05/15/2034	17,949	19,914
5.00% due 06/15/2035	18,730	20,508

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 09/15/2035	$183,296	$202,956
5.00% due 11/15/2035	100,337	109,550
5.00% due 12/15/2035	46,062	50,273
5.00% due 02/15/2036	34,320	37,243
5.00% due 03/15/2036	22,275	24,412
5.00% due 09/15/2036	7,450	8,086
5.00% due 10/15/2037	15,852	17,286
5.00% due 03/15/2038	335,431	364,056
5.00% due 04/15/2038	2,882,628	3,128,730
5.00% due 05/15/2038	22,023	24,271
5.00% due 06/15/2038	9,970	10,867
5.00% due 07/15/2038	475,889	516,525
5.00% due 08/15/2038	102,236	111,087
5.00% due 09/15/2038	1,155,974	1,255,452
5.00% due 10/15/2038	502,042	544,606
5.00% due 11/15/2038	846,874	919,898
5.00% due 12/15/2038	950,804	1,033,926
5.00% due 01/15/2039	3,152,802	3,424,042
5.00% due 02/15/2039	419,764	455,464
5.00% due 03/15/2039	937,795	1,017,686
5.00% due 04/15/2039	937,360	1,017,199
5.00% due 05/15/2039	3,003,487	3,261,785
5.00% due 06/15/2039	1,247,985	1,353,217
5.00% due 08/15/2039	533,844	579,622
5.00% due 09/15/2039	151,600	164,493
5.00% due 10/15/2039	3,289,265	3,568,893
5.00% due 11/15/2039	33,540	36,498
5.00% due 12/15/2039	342,760	371,755
5.00% due 02/15/2040	578,507	629,777
5.00% due 04/15/2040	392,531	427,225
5.00% due 05/15/2040	714,726	778,192
5.00% due 06/15/2040	1,439,375	1,567,128
5.00% due 07/15/2040	1,696,805	1,846,075
5.00% due 08/15/2040	753,560	818,396
5.00% due 10/15/2040	2,094,240	2,286,505
5.00% due 04/15/2041	808,985	878,797
5.50% due 10/15/2032	7,300	8,052
5.50% due 11/15/2032	4,037	4,440
5.50% due 02/15/2033	174,517	193,551
5.50% due 03/15/2033	44,843	49,289
5.50% due 05/15/2033	139,729	155,206
5.50% due 06/15/2033	164,394	181,663
5.50% due 07/15/2033	26,389	29,312
5.50% due 08/15/2033	23,695	26,042
5.50% due 09/15/2033	11,169	12,406
5.50% due 11/15/2033	359,357	396,783
5.50% due 01/15/2034	377,873	415,387
5.50% due 02/15/2034	100,768	111,378
5.50% due 03/15/2034	1,717,249	1,898,587
5.50% due 04/15/2034	53,386	59,497
5.50% due 05/15/2034	83,510	93,630
5.50% due 06/15/2034	38,066	42,206
5.50% due 07/15/2034	56,529	62,677
5.50% due 08/15/2034	47,909	53,104
5.50% due 09/15/2034	621,150	685,345
5.50% due 10/15/2034	384,250	426,042
5.50% due 04/15/2036	60,940	68,574
6.00% due 03/15/2028	9,093	10,111
6.00% due 06/15/2028	17,196	19,239
6.00% due 08/15/2028	56,373	63,075
6.00% due 09/15/2028	39,645	44,114
6.00% due 10/15/2028	13,998	15,567

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.00% due 11/15/2028	$12,722	$14,125
6.00% due 12/15/2028	93,677	104,454
6.00% due 03/15/2029	1,049	1,167
6.00% due 04/15/2029	3,528	3,932
6.00% due 01/15/2032	17,383	19,583
6.00% due 02/15/2032	649	721
6.00% due 07/15/2032	12,864	14,526
6.00% due 09/15/2032	21,093	23,642
6.00% due 10/15/2032	310,289	348,609
6.00% due 11/15/2032	28,629	32,266
6.00% due 01/15/2033	4,245	4,783
6.00% due 02/15/2033	38,659	43,604
6.00% due 03/15/2033	57,219	64,471
6.00% due 04/15/2033	100,930	113,600
6.00% due 05/15/2033	134,230	151,243
6.00% due 12/15/2033	45,979	51,838
6.00% due 08/15/2034	8,626	9,688
6.00% due 09/15/2034	114,263	128,330
6.00% due 10/15/2034	109,610	122,754
6.00% due 05/15/2036	56,100	62,733
6.00% due 06/15/2036	435,947	490,573
6.00% due 07/15/2036	6,268,568	6,984,027
6.00% due 08/15/2036	216,871	241,618
6.00% due 12/15/2036	476,660	530,776
6.00% due 02/15/2037	158,854	176,891
6.00% due 04/15/2037	352,155	391,562
6.00% due 08/15/2037	183,980	204,651
6.00% due 01/15/2038	744,953	829,343
6.00% due 03/15/2038	300,016	333,618
6.00% due 07/15/2038	513,373	572,210
6.00% due 08/15/2038	849,311	943,482
6.00% due 09/15/2038	1,617,672	1,801,009
6.00% due 10/15/2038	2,123,260	2,370,757
6.00% due 11/15/2038	1,694,264	1,885,697
6.00% due 12/15/2038	805,210	894,408
6.00% due 01/15/2039	529,081	588,387
6.00% due 02/15/2039	331,989	368,604
6.00% due 04/15/2039	290,876	323,625
6.00% due 12/15/2039	441,607	491,438
6.00% due 03/15/2040	373,624	415,171
6.00% due 04/15/2040	188,050	208,960
6.00% due 06/15/2041	603,344	668,380
6.00% due 09/15/2041	345,186	383,231
6.50% due 02/15/2014	8	7
6.50% due 05/15/2014	3,022	3,034
6.50% due 06/15/2014	137	138
6.50% due 07/15/2014	199	199
6.50% due 08/15/2014	41	41
6.50% due 05/15/2023	7,304	8,148
6.50% due 06/15/2023	7,548	8,418
6.50% due 07/15/2023	46,562	51,956
6.50% due 08/15/2023	2,552	2,848
6.50% due 10/15/2023	24,539	27,366
6.50% due 11/15/2023	30,642	34,175
6.50% due 12/15/2023	92,915	103,622
6.50% due 03/15/2026	9,778	10,909
6.50% due 02/15/2027	2,864	3,261
6.50% due 12/15/2027	3,019	3,368
6.50% due 01/15/2028	25,939	28,946
6.50% due 02/15/2028	13,303	14,843
6.50% due 03/15/2028	56,223	63,341
6.50% due 04/15/2028	26,363	29,550
6.50% due 05/15/2028	71,289	79,574

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 06/15/2028	$136,378	$152,487
6.50% due 07/15/2028	132,246	147,648
6.50% due 08/15/2028	72,026	80,667
6.50% due 09/15/2028	108,339	121,101
6.50% due 10/15/2028	133,531	149,312
6.50% due 11/15/2028	100,037	112,299
6.50% due 12/15/2028	110,376	123,618
6.50% due 01/15/2029	3,729	4,160
6.50% due 02/15/2029	28,043	31,300
6.50% due 03/15/2029	30,792	34,348
6.50% due 04/15/2029	19,607	21,874
6.50% due 05/15/2029	99,371	110,897
6.50% due 06/15/2029	27,048	30,174
6.50% due 03/15/2031	5,978	6,673
6.50% due 04/15/2031	1,532	1,756
6.50% due 05/15/2031	122,880	137,183
6.50% due 06/15/2031	68,337	76,276
6.50% due 07/15/2031	185,978	207,501
6.50% due 08/15/2031	35,315	39,417
6.50% due 09/15/2031	167,938	187,405
6.50% due 10/15/2031	112,963	128,441
6.50% due 11/15/2031	61,754	68,904
6.50% due 01/15/2032	240,439	268,383
6.50% due 02/15/2032	78,820	87,959
6.50% due 03/15/2032	1,903	2,124
6.50% due 04/15/2032	48,103	53,702
6.50% due 05/15/2032	196,112	219,521
7.00% due 11/15/2031	59,303	69,569
7.00% due 03/15/2032	35,632	41,487
7.00% due 01/15/2033	47,460	55,792
7.00% due 05/15/2033	127,509	151,074
7.00% due 07/15/2033	99,675	116,534
7.00% due 11/15/2033	125,810	147,805
8.00% due 10/15/2029	451	457
8.00% due 11/15/2029	8,983	9,353
8.00% due 12/15/2029	11,050	11,822
8.00% due 01/15/2030	19,991	21,723
8.00% due 03/15/2030	140	143
8.00% due 04/15/2030	35,345	36,831
8.00% due 06/15/2030	1,743	1,821
8.00% due 08/15/2030	8,161	9,007
8.00% due 09/15/2030	24,884	25,965
8.00% due 11/15/2030	3,996	4,603
8.00% due 12/15/2030	5,077	5,617
8.00% due 02/15/2031	41,506	46,407
8.00% due 03/15/2031	12,804	13,086
10.00% due 04/20/2016	1,789	1,815
10.00% due 05/20/2016	1,576	1,669
10.00% due 08/20/2016	921	991
10.00% due 01/20/2017	2,417	2,581
10.00% due 02/20/2017	2,209	2,220
10.00% due 03/20/2017	2,757	2,881
13.50% due 09/20/2014	142	144
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(2)	134,328	153,375
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	598,019	692,767
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	222,409	259,520

		131,607,322

Security Description	Principal Amount	Value (Note 2)

Sovereign Agency — 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	$2,500,000	$2,086,445
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	6,618,775

		8,705,220

Total U.S. Government Agencies (cost $471,962,399)		472,486,469

U.S. GOVERNMENT TREASURIES — 39.5%
United States Treasury Bonds — 3.6%
2.88% due 05/15/2043	41,130,000	33,334,590
3.13% due 02/15/2043	15,170,300	12,989,569

		46,324,159

United States Treasury Notes — 35.9%
0.13% due 04/30/2015	89,900,000	89,794,637
0.25% due 09/30/2015	62,500,000	62,443,875
0.25% due 11/30/2015	37,500,000	37,425,300
0.38% due 06/30/2015	22,500,000	22,546,575
0.63% due 05/31/2017	16,000,000	15,791,248
0.63% due 08/31/2017	4,000,000	3,925,000
0.75% due 03/31/2018	2,800,000	2,720,374
1.00% due 03/31/2017	20,000,000	20,043,760
1.00% due 05/31/2018	9,800,000	9,585,625
1.25% due 10/31/2015	21,000,000	21,347,802
1.25% due 11/30/2018	23,000,000	22,507,662
1.38% due 07/31/2018	18,200,000	18,036,491
1.38% due 09/30/2018	23,200,000	22,917,238
1.75% due 05/31/2016	20,000,000	20,579,680
1.75% due 05/15/2023	4,200,000	3,785,578
2.13% due 12/31/2015	42,000,000	43,443,750
2.75% due 11/15/2023	37,250,000	36,440,967
3.13% due 04/30/2017	4,500,000	4,817,462

		458,153,024

Total U.S. Government Treasuries (cost $504,928,243)		504,477,183

Total Long-Term Investment Securities (cost $1,237,248,578)		1,254,336,883

REPURCHASE AGREEMENTS — 16.5%
Bank of America Securities LLC Joint Repurchase Agreement (3)	53,380,000	53,380,000
Barclays Capital PLC Joint Repurchase Agreement (3)	39,480,000	39,480,000
BNP Paribas SA Joint Repurchase Agreement (3)	39,480,000	39,480,000
Deutsche Bank AG Joint Repurchase Agreement (3)	45,405,000	45,405,000
UBS Securities LLC Joint Repurchase Agreement (3)	33,560,000	33,560,000

Total Repurchase Agreements (cost $211,305,000)		211,305,000

TOTAL INVESTMENTS (cost $1,448,553,578) (4)	114.7%	1,465,641,883
Liabilities in excess of other assets	(14.7)	(188,136,014)

NET ASSETS	100.0%	$1,277,505,869

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FORWARD SALES CONTRACTS — (3.2)%
U.S. Government Agencies — (3.2)%
Federal Home Loan Mtg. Corp. — (1.2)%
5.00% due January TBA	$(13,900,000)	$(14,990,281)

Federal National Mtg. Assoc. — (0.1)%
4.00% due January TBA	(1,825,000)	(2,105,367)

Government National Mtg. Assoc. — (1.9)%
5.00% due January TBA	(21,900,000)	(23,736,692)

Total Forward Sales Contracts (cost $40,888,449)		$(40,832,340)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $50,210,213 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS — Variable Rate Securities

The rates shown on VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$50,285,020	$—	$50,285,020
U.S. Corporate Bonds & Notes:
Airlines	—	—	2,471,966	2,471,966
Transport-Services	—	6,468,185	3,229,998	9,698,183
Other Industries*	—	119,239,440	—	119,239,440
Foreign Corporate Bonds & Notes	—	55,662,541	—	55,662,541
Foreign Government Agencies	—	6,589,273	—	6,589,273
Municipal Bonds & Notes	—	33,426,808	—	33,426,808
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	190,237,036	—	190,237,036
Federal National Mtg. Assoc.	—	141,936,891	—	141,936,891
Government National Mtg. Assoc.	—	131,607,322	—	131,607,322
Soverign Agency	—	8,705,220	—	8,705,220
U.S. Government Treasuries:
United States Treasury Bonds	—	46,324,159	—	46,324,159
United States Treasury Notes	—	458,153,024	—	458,153,024
Repurchase Agreements	—	211,305,000	—	211,305,000

Total	$—	$1,459,939,919	$5,701,964	$1,465,641,883

Liabilities
Forward Sales Contracts:
U.S. Government Agencies	$—	$40,832,340	$—	$40,832,340

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	4.7%
Medical-Drugs	4.2
Diversified Financial Services	4.2
Real Estate Investment Trusts	4.0
Oil Companies-Integrated	3.3
Federal Home Loan Mtg. Corp.	3.2
Exchange-Traded Funds	3.2
Oil Companies-Exploration & Production	2.8
Government National Mtg. Assoc.	2.7
Repurchase Agreement	2.5
Diversified Banking Institutions	2.5
Banks-Super Regional	2.3
Electric-Integrated	2.1
Insurance-Property/Casualty	2.0
Banks-Commercial	1.8
Insurance-Multi-line	1.7
Diversified Manufacturing Operations	1.5
Toys	1.4
Chemicals-Diversified	1.4
Pipelines	1.3
Aerospace/Defense	1.2
Electronic Components-Semiconductors	1.2
Computers	1.1
Medical Products	1.1
Auto/Truck Parts & Equipment-Original	1.0
Oil Refining & Marketing	1.0
United States Treasury Notes	1.0
Investment Management/Advisor Services	1.0
Machinery-Farming	0.9
Telephone-Integrated	0.9
Beverages-Non-alcoholic	0.8
Food-Misc./Diversified	0.8
Food-Retail	0.7
Transport-Services	0.7
Telecom Services	0.7
Applications Software	0.7
Semiconductor Components-Integrated Circuits	0.6
Chemicals-Specialty	0.6
Finance-Investment Banker/Broker	0.6
Multimedia	0.6
Gas-Distribution	0.6
Distribution/Wholesale	0.6
Cruise Lines	0.6
Retail-Restaurants	0.5
Transport-Rail	0.5
Medical-Biomedical/Gene	0.5
Insurance-Reinsurance	0.5
Electronic Components-Misc.	0.5
Auto-Heavy Duty Trucks	0.5
Rental Auto/Equipment	0.5
Oil & Gas Drilling	0.5
Medical-Hospitals	0.5
Medical Instruments	0.5
Computer Services	0.5
Human Resources	0.5
Enterprise Software/Service	0.5
Auto-Cars/Light Trucks	0.4
Diversified Minerals	0.4
Steel-Producers	0.4
Retail-Discount	0.4
Medical-Generic Drugs	0.4
Consumer Products-Misc.	0.4

Semiconductor Equipment	0.4%
Oil-Field Services	0.4
E-Commerce/Products	0.4
Retail-Jewelry	0.4
Finance-Credit Card	0.4
Independent Power Producers	0.4
Finance-Auto Loans	0.4
Finance-Other Services	0.3
Non-Hazardous Waste Disposal	0.3
Web Portals/ISP	0.3
Advertising Services	0.3
Cable/Satellite TV	0.3
Telecommunication Equipment	0.3
Apparel Manufacturers	0.3
Non-Ferrous Metals	0.3
Athletic Footwear	0.3
Instruments-Scientific	0.3
Rubber-Tires	0.3
Medical-Wholesale Drug Distribution	0.3
Cellular Telecom	0.3
Transport-Marine	0.3
Brewery	0.3
Data Processing/Management	0.3
Savings & Loans/Thrifts	0.3
Private Equity	0.3
Electronic Forms	0.3
Electric-Transmission	0.3
Coatings/Paint	0.3
Medical-HMO	0.3
Alternative Waste Technology	0.2
Engineering/R&D Services	0.2
Airlines	0.2
Security Services	0.2
Insurance Brokers	0.2
Retail-Major Department Stores	0.2
Machine Tools & Related Products	0.2
Tobacco	0.2
Insurance-Life/Health	0.2
Trucking/Leasing	0.2
Casino Hotels	0.2
Cosmetics & Toiletries	0.2
Computers-Memory Devices	0.2
Telecom Equipment-Fiber Optics	0.2
Physical Therapy/Rehabilitation Centers	0.2
Fisheries	0.2
Containers-Paper/Plastic	0.2
Medical Labs & Testing Services	0.2
Instruments-Controls	0.2
Electric-Generation	0.2
Commercial Services	0.2
Tools-Hand Held	0.2
Satellite Telecom	0.2
Agricultural Chemicals	0.2
Machinery-General Industrial	0.2
Office Furnishings-Original	0.2
E-Commerce/Services	0.2
Transport-Equipment & Leasing	0.2
Metal Processors & Fabrication	0.2
United States Treasury Bonds	0.1
Retail-Drug Store	0.1
Retail-Building Products	0.1

13

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited) — (continued)

Networking Products	0.1%
Retail-Automobile	0.1
Auction Houses/Art Dealers	0.1
Casino Services	0.1
Special Purpose Entities	0.1
Electronic Measurement Instruments	0.1
Banks-Fiduciary	0.1
Property Trust	0.1
Electric Products-Misc.	0.1
Television	0.1
Finance-Commercial	0.1
Steel-Specialty	0.1
Investment Companies	0.1
Coal	0.1
Metal-Copper	0.1
Dialysis Centers	0.1
Gambling (Non-Hotel)	0.1
Miscellaneous Manufacturing	0.1
Industrial Gases	0.1
Medical Information Systems	0.1
Computers-Integrated Systems	0.1
Beverages-Wine/Spirits	0.1
Commercial Services-Finance	0.1
Venture Capital	0.1
Building Products-Doors & Windows	0.1
Pharmacy Services	0.1
Computer Aided Design	0.1
Power Converter/Supply Equipment	0.1
Oil Field Machinery & Equipment	0.1
Motorcycle/Motor Scooter	0.1
Home Decoration Products	0.1
Veterinary Diagnostics	0.1
Machinery-Construction & Mining	0.1
Finance-Leasing Companies	0.1

99.6%

*	Calculated as a percentage of net assets

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 64.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	109	$8,106

Advertising Services — 0.3%
Aimia, Inc.	42,100	772,484

Aerospace/Defense — 1.1%
Boeing Co.	5,302	723,670
Lockheed Martin Corp.	5,514	819,711
Northrop Grumman Corp.	1,964	225,094
Raytheon Co.	7,101	644,061
Teledyne Technologies, Inc.†	2,200	202,092

		2,614,628

Aerospace/Defense-Equipment — 0.0%
Astronics Corp.†	35	1,785
Astronics Corp., Class B†	7	355
B/E Aerospace, Inc.†	60	5,222
GenCorp, Inc.†	89	1,604
HEICO Corp.	102	5,911
United Technologies Corp.	189	21,508

		36,385

Agricultural Chemicals — 0.2%
Incitec Pivot, Ltd. ADR	144,708	347,299
Monsanto Co.	124	14,452
Rentech, Inc.†	727	1,273

		363,024

Agricultural Operations — 0.0%
Tejon Ranch Co.†	48	1,764

Airlines — 0.2%
Alaska Air Group, Inc.	6,285	461,130
Allegiant Travel Co.	18	1,898
American Airlines Group, Inc.†	112	2,828
Cathay Pacific Airways, Ltd. ADR	8,168	85,846
Copa Holdings SA, Class A	25	4,003
Spirit Airlines, Inc.†	94	4,269
United Continental Holdings, Inc.†	157	5,939

		565,913

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	108	2,221
Darling International, Inc.†	2,193	45,790

		48,011

Apparel Manufacturers — 0.3%
G-III Apparel Group, Ltd.†	30	2,214
Oxford Industries, Inc.	23	1,855
Quiksilver, Inc.†	187	1,640
Ralph Lauren Corp.	22	3,885
VF Corp.	11,744	732,121

		741,715

Appliances — 0.0%
iRobot Corp.†	50	1,739

Applications Software — 0.7%
Actuate Corp.†	7,661	59,066
Citrix Systems, Inc.†	79	4,997
Imperva, Inc.†	39	1,877
Infoblox, Inc.†	84	2,774
Intuit, Inc.	110	8,395
Microsoft Corp.	39,282	1,470,325
PDF Solutions, Inc.†	79	2,024

Security Description	Shares	Value (Note 2)

Applications Software (continued)
PTC, Inc.†	166	$5,875
RealPage, Inc.†	87	2,034
Red Hat, Inc.†	89	4,988
Salesforce.com, Inc.†	181	9,989
Tangoe, Inc.†	84	1,513
Verint Systems, Inc.†	81	3,478

		1,577,335

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,252	727,577

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	12,400	284,332
Sotheby’s	101	5,373

		289,705

Audio/Video Products — 0.0%
DTS, Inc.†	75	1,799
TiVo, Inc.†	125	1,640

		3,439

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	44	2,480

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	367	5,663
Nissan Motor Co., Ltd. ADR	32,781	550,721

		556,384

Auto-Heavy Duty Trucks — 0.5%
New Flyer Industries, Inc.	22,832	227,622
PACCAR, Inc.	15,178	898,082

		1,125,704

Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	85	1,738
Autoliv, Inc.	9,743	894,407
BorgWarner, Inc.	134	7,492
Delphi Automotive PLC	157	9,441
Gentherm, Inc.†	78	2,091
Johnson Controls, Inc.	13,604	697,885
Tenneco, Inc.†	92	5,205
Titan International, Inc.	86	1,546

		1,619,805

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.†	38	2,131
Douglas Dynamics, Inc.	99	1,665

		3,796

B2B/E-Commerce — 0.0%
SPS Commerce, Inc.†	32	2,090

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd. ADR	4,312	124,401
Bank of Nova Scotia	7,866	492,018
Bank of the Ozarks, Inc.	28	1,584
Cass Information Systems, Inc.	30	2,020
City Holding Co.	2,200	101,926
City National Corp.	2,735	216,667
Community Trust Bancorp, Inc.	3,657	165,150
Cullen/Frost Bankers, Inc.	4,885	363,591
East West Bancorp, Inc.	6,315	220,836

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks-Commercial (continued)
First Financial Bancorp	6,277	$109,408
First Financial Bankshares, Inc.	28	1,857
FirstMerit Corp.	10,229	227,391
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	14,848	202,527
M&T Bank Corp.	4,067	473,480
PacWest Bancorp	4,523	190,961
SVB Financial Group†	2,350	246,421
Umpqua Holdings Corp.	9,959	190,615
Washington Trust Bancorp, Inc.	5,314	197,787

		3,528,640

Banks-Fiduciary — 0.1%
State Street Corp.	3,625	266,039

Banks-Super Regional — 1.9%
Banco Latinoamericano de Comercio Exterior SA, Class E	23,000	644,460
PNC Financial Services Group, Inc.	12,736	988,059
US Bancorp	28,855	1,165,742
Wells Fargo & Co.	35,927	1,631,086

		4,429,347

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	600	64,944

Beverages-Non-alcoholic — 0.5%
Coca-Cola Bottling Co. Consolidated	25	1,830
Coca-Cola Co.	18,125	748,744
Coca-Cola Enterprises, Inc.	128	5,649
Coca-Cola HBC AG ADR	2,200	64,174
Dr Pepper Snapple Group, Inc.	2,815	137,147
PepsiCo, Inc.	3,156	261,758

		1,219,302

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,593	195,953

Brewery — 0.2%
AMBEV SA ADR	58,160	427,476
Boston Beer Co., Inc., Class A†	14	3,385

		430,861

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	83	7,505
Nexstar Broadcasting Group, Inc., Class A	53	2,954

		10,459

Building & Construction Products-Misc. — 0.0%
Drew Industries, Inc.	44	2,253
Louisiana-Pacific Corp.†	167	3,091
Simpson Manufacturing Co., Inc.	2,079	76,362
Trex Co., Inc.†	36	2,863
USG Corp.†	132	3,746

		88,315

Building & Construction-Misc. — 0.0%
MasTec, Inc.†	92	3,010

Building Products-Air & Heating — 0.0%
AAON, Inc.	62	1,981

Security Description	Shares	Value (Note 2)

Building Products-Cement — 0.0%
Headwaters, Inc.†	180	$1,762
Martin Marietta Materials, Inc.	49	4,897
Texas Industries, Inc.†	35	2,408

		9,067

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	5,076	182,279

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	3,100	108,438

Building-Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	36	2,473
Winnebago Industries, Inc.†	69	1,894

		4,367

Building-Residential/Commercial — 0.0%
KB Home	144	2,632
Meritage Homes Corp.†	50	2,400
Ryland Group, Inc.	76	3,299

		8,331

Cable/Satellite TV — 0.0%
Comcast Corp., Class A	556	28,892
DIRECTV†	129	8,913
Liberty Global PLC, Class A†	88	7,831
Time Warner Cable, Inc.	76	10,298

		55,934

Casino Hotels — 0.0%
Boyd Gaming Corp.†	130	1,464
Las Vegas Sands Corp.	110	8,675
Wynn Resorts, Ltd.	32	6,215

		16,354

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	61	1,913
Scientific Games Corp., Class A†	106	1,795

		3,708

Cellular Telecom — 0.3%
China Mobile, Ltd. ADR	4,750	248,377
Comverse, Inc.†	49	1,901
Vodafone Group PLC ADR	10,596	416,529

		666,807

Chemicals-Diversified — 1.3%
Akzo Nobel NV ADR	33,300	861,471
Axiall Corp.	2,332	110,630
Chemtura Corp.†	163	4,551
E.I. du Pont de Nemours & Co.	10,434	677,897
FMC Corp.	3,420	258,073
Huntsman Corp.	8,275	203,565
Innophos Holdings, Inc.	39	1,895
Innospec, Inc.	43	1,988
Israel Chemicals, Ltd. ADR	41,900	351,960
LyondellBasell Industries NV, Class A	105	8,429
Olin Corp.	81	2,337
PPG Industries, Inc.	1,446	274,248
Rockwood Holdings, Inc.	2,432	174,910

		2,931,954

Chemicals-Other — 0.0%
American Vanguard Corp.	66	1,603

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals-Plastics — 0.0%
PolyOne Corp.	157	$5,550

Chemicals-Specialty — 0.6%
Balchem Corp.	46	2,700
Cabot Corp.	13,222	679,611
Canexus Corp.	7,948	53,573
Eastman Chemical Co.	65	5,246
Ecolab, Inc.	74	7,716
H.B. Fuller Co.	3,076	160,075
Hawkins, Inc.	44	1,636
International Flavors & Fragrances, Inc.	3,180	273,416
OMNOVA Solutions, Inc.†	191	1,740
Sigma-Aldrich Corp.	2,420	227,504

		1,413,217

Coal — 0.1%
Alliance Resource Partners LP	3,191	245,707

Coatings/Paint — 0.3%
RPM International, Inc.	4,804	199,414
Sherwin-Williams Co.	32	5,872
Valspar Corp.	5,200	370,708

		575,994

Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	54	4,081

Commercial Services — 0.1%
CoStar Group, Inc.†	39	7,198
ExlService Holdings, Inc.†	66	1,823
Healthcare Services Group, Inc.	94	2,667
HMS Holdings Corp.†	137	3,114
ServiceSource International, Inc.†	147	1,232
SP Plus Corp.†	60	1,562
Team, Inc.†	43	1,821
Weight Watchers International, Inc.	3,297	108,570

		127,987

Commercial Services-Finance — 0.1%
Alliance Data Systems Corp.†	23	6,047
Automatic Data Processing, Inc.	143	11,556
Cardtronics, Inc.†	83	3,606
Euronet Worldwide, Inc.†	78	3,732
Heartland Payment Systems, Inc.	59	2,941
Lender Processing Services, Inc.	3,331	124,513
MasterCard, Inc., Class A	26	21,722
Moody’s Corp.	72	5,650
Morningstar, Inc.	53	4,139
Western Union Co.	310	5,347
WEX, Inc.†	53	5,249

		194,502

Communications Software — 0.0%
Jive Software, Inc.†	81	911

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	123	5,141
Autodesk, Inc.†	3,350	168,606

		173,747

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	74	2,358

Security Description	Shares	Value (Note 2)

Computer Services — 0.5%
Accenture PLC, Class A	160	$13,155
Cognizant Technology Solutions Corp., Class A†	96	9,694
Computer Task Group, Inc.	65	1,229
iGATE Corp.†	83	3,333
Indra Sistemas SA ADR	46,000	391,000
International Business Machines Corp.	2,927	549,017
j2 Global, Inc.	2,172	108,622
LivePerson, Inc.†	159	2,356
Manhattan Associates, Inc.†	24	2,820
Virtusa Corp.†	57	2,171

		1,083,397

Computer Software — 0.0%
Blackbaud, Inc.	78	2,937
Cornerstone OnDemand, Inc.†	67	3,574
Envestnet, Inc.†	52	2,096
SS&C Technologies Holdings, Inc.†	83	3,673

		12,280

Computers — 1.0%
Apple, Inc.	4,094	2,297,184
Silicon Graphics International Corp.†	89	1,194

		2,298,378

Computers-Integrated Systems — 0.1%
MTS Systems Corp.	1,858	132,383
Netscout Systems, Inc.†	68	2,012
Teradata Corp.†	1,731	78,743

		213,138

Computers-Memory Devices — 0.2%
EMC Corp.	18,195	457,604
Fusion-io, Inc.†	102	909
NetApp, Inc.	163	6,706

		465,219

Computers-Periphery Equipment — 0.0%
Electronics for Imaging, Inc.†	47	1,820
Synaptics, Inc.†	58	3,005

		4,825

Consulting Services — 0.0%
Accretive Health, Inc.†	131	1,200
Advisory Board Co.†	49	3,120
Corporate Executive Board Co.	48	3,717
MAXIMUS, Inc.	87	3,827

		11,864

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	1,700	177,582
Kimberly-Clark de Mexico SAB de CV ADR	6,560	93,283
Spectrum Brands Holdings, Inc.	30	2,116
Tumi Holdings, Inc.†	72	1,624
Tupperware Brands Corp.	5,422	512,542
WD-40 Co.	2,718	202,980

		990,127

Containers-Metal/Glass — 0.0%
Ball Corp.	113	5,838

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.1%
AEP Industries, Inc.†	20	$1,057
Berry Plastics Group, Inc.†	100	2,379
Graphic Packaging Holding Co.†	308	2,957
Packaging Corp. of America	2,354	148,961

		155,354

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	206	3,547
Colgate-Palmolive Co.	240	15,651
Elizabeth Arden, Inc.†	36	1,276
Estee Lauder Cos., Inc., Class A	91	6,854
Procter & Gamble Co.	5,422	441,405

		468,733

Cruise Lines — 0.1%
Carnival Corp.	3,300	132,561

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	67	5,017
Fair Isaac Corp.	4,053	254,691
Fidelity National Information Services, Inc.	7,493	402,224

		661,932

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	30	2,021

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	110	6,287

Diagnostic Equipment — 0.0%
Cepheid, Inc.†	103	4,812

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	84	2,229
Quidel Corp.†	61	1,884

		4,113

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	3,776	239,285

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	20	1,274

Distribution/Wholesale — 0.6%
Arrow Electronics, Inc.†	8,100	439,425
Beacon Roofing Supply, Inc.†	73	2,940
Fastenal Co.	103	4,894
Genuine Parts Co.	6,736	560,368
MWI Veterinary Supply, Inc.†	19	3,241
Pool Corp.	4,168	242,327
Watsco, Inc.	26	2,498
Wolseley PLC ADR	9,571	54,746

		1,310,439

Diversified Banking Institutions — 1.3%
BNP Paribas SA ADR	14,600	572,320
Goldman Sachs Group, Inc.	1,260	223,348
HSBC Holdings PLC ADR	10,800	595,404
JPMorgan Chase & Co.	28,936	1,692,177

		3,083,249

Diversified Manufacturing Operations — 1.5%
3M Co.	2,062	289,195
AZZ, Inc.	50	2,443
Blount International, Inc.†	127	1,838
Crane Co.	5,763	387,562

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Federal Signal Corp.†	151	$2,212
General Electric Co.	20,199	566,178
Ingersoll-Rand PLC	105	6,468
Koppers Holdings, Inc.	47	2,150
Orkla ASA ADR	86,400	681,696
Parker Hannifin Corp.	5,120	658,637
Raven Industries, Inc.	60	2,468
Siemens AG ADR	4,500	623,295
Vesuvius PLC(1)	34,400	290,520

		3,514,662

Diversified Minerals — 0.1%
AMCOL International Corp.	42	1,427
BHP Billiton, Ltd. ADR	4,353	296,875

		298,302

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	23	1,762

Drug Delivery Systems — 0.0%
Depomed, Inc.†	252	2,666
Nektar Therapeutics†	158	1,793

		4,459

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,239	494,101
Blue Nile, Inc.†	36	1,695
eBay, Inc.†	6,480	355,687
Shutterfly, Inc.†	61	3,107

		854,590

E-Commerce/Services — 0.2%
Angie’s List, Inc.†	50	758
Move, Inc.†	117	1,871
Netflix, Inc.†	17	6,259
OpenTable, Inc.†	4,138	328,433
priceline.com, Inc.†	13	15,111
Zillow, Inc., Class A†	36	2,942

		355,374

E-Marketing/Info — 0.0%
comScore, Inc.†	79	2,260
Constant Contact, Inc.†	91	2,827
Liquidity Services, Inc.†	44	997
ValueClick, Inc.†	123	2,875

		8,959

E-Services/Consulting — 0.0%
Sapient Corp.†	179	3,107

Electric Products-Misc. — 0.1%
AMETEK, Inc.	144	7,584
Emerson Electric Co.	3,567	250,332
Graham Corp.	50	1,815
Littelfuse, Inc.	30	2,788

		262,519

Electric-Generation — 0.2%
APR Energy PLC ADR	24,700	383,838

Electric-Integrated — 1.4%
Alliant Energy Corp.	3,104	160,166
Duke Energy Corp.	2,496	172,249
Edison International	4,300	199,090
Great Plains Energy, Inc.	2,103	50,977

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric-Integrated (continued)
NextEra Energy, Inc.	6,663	$570,486
Northeast Utilities	17,408	737,925
Pepco Holdings, Inc.	4,530	86,659
PNM Resources, Inc.	5,162	124,507
SCANA Corp.	249	11,686
Wisconsin Energy Corp.	16,120	666,401
Xcel Energy, Inc.	17,473	488,196

		3,268,342

Electronic Components-Misc. — 0.5%
Garmin, Ltd.	14,126	652,904
InvenSense, Inc.†	101	2,099
OSI Systems, Inc.†	31	1,646
TE Connectivity, Ltd.	9,700	534,567

		1,191,216

Electronic Components-Semiconductors — 1.2%
Altera Corp.	4,761	154,875
Applied Micro Circuits Corp.†	167	2,235
Avago Technologies, Ltd.	3,411	180,408
Broadcom Corp., Class A	143	4,240
Cavium, Inc.†	77	2,657
Cree, Inc.†	57	3,567
Diodes, Inc.†	56	1,319
GT Advanced Technologies, Inc.†	351	3,061
Intel Corp.	31,070	806,577
Microchip Technology, Inc.	34,297	1,534,791
Microsemi Corp.†	106	2,645
Monolithic Power Systems, Inc.†	70	2,426
Rambus, Inc.†	208	1,970
Semtech Corp.†	89	2,250
Silicon Image, Inc.†	294	1,808
SunEdison, Inc.†	365	4,763
Supertex, Inc.†	2,323	58,191
Texas Instruments, Inc.	332	14,578

		2,782,361

Electronic Connectors — 0.0%
Amphenol Corp., Class A	71	6,332

Electronic Forms — 0.3%
Adobe Systems, Inc.†	9,971	597,063

Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	36	1,962
FARO Technologies, Inc.†	37	2,157
FLIR Systems, Inc.	2,225	66,973
Measurement Specialties, Inc.†	35	2,124
Trimble Navigation, Ltd.†	5,627	195,257

		268,473

Electronic Security Devices — 0.0%
Allegion PLC†	35	1,546
Taser International, Inc.†	177	2,811

		4,357

Energy-Alternate Sources — 0.0%
Clean Energy Fuels Corp.†	151	1,945

Engineering/R&D Services — 0.2%
Exponent, Inc.	25	1,936
Fluor Corp.	75	6,022
Jacobs Engineering Group, Inc.†	8,890	559,981

		567,939

Security Description	Shares	Value (Note 2)

Engines-Internal Combustion — 0.0%
Cummins, Inc.	59	$8,317

Enterprise Software/Service — 0.5%
Advent Software, Inc.	50	1,750
American Software, Inc., Class A	290	2,862
Guidewire Software, Inc.†	65	3,190
Informatica Corp.†	2,852	118,358
MedAssets, Inc.†	110	2,181
MicroStrategy, Inc., Class A†	16	1,988
Omnicell, Inc.†	4,405	112,460
Oracle Corp.	15,659	599,113
PROS Holdings, Inc.†	51	2,035
Qlik Technologies, Inc.†	134	3,569
SciQuest, Inc.†	55	1,566
Tyler Technologies, Inc.†	2,180	222,643
Ultimate Software Group, Inc.†	38	5,822

		1,077,537

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	143	2,484

Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	45	2,304

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	47	3,024
Pall Corp.	98	8,364
Polypore International, Inc.†	73	2,840

		14,228

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	46	2,312
Portfolio Recovery Associates, Inc.†	75	3,963
World Acceptance Corp.†	19	1,663

		7,938

Finance-Credit Card — 0.4%
American Express Co.	227	20,596
Discover Financial Services	14,262	797,959
Visa, Inc., Class A	114	25,385

		843,940

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	20,282	527,332
Diamond Hill Investment Group, Inc.	21	2,485
Evercore Partners, Inc., Class A	52	3,109
Greenhill & Co., Inc.	45	2,607

		535,533

Finance-Leasing Companies — 0.1%
Fly Leasing, Ltd. ADR	7,134	114,643

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	317	1,921
Deutsche Boerse AG ADR	95,300	786,225
IntercontinentalExchange Group, Inc.	28	6,298
MarketAxess Holdings, Inc.	54	3,611
Outerwall Inc†	43	2,893
WageWorks, Inc.†	46	2,734

		803,682

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	323	2,726
Radian Group, Inc.	108	1,525

		4,251

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	143	$1,929
Sturm Ruger & Co., Inc.	30	2,193

		4,122

Fisheries — 0.2%
Marine Harvest ASA ADR	17,700	431,349

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	32	2,205

Food-Misc./Diversified — 0.7%
Annie’s, Inc.†	30	1,291
B&G Foods, Inc.	3,885	131,740
Boulder Brands, Inc.†	133	2,110
General Mills, Inc.	5,709	284,936
Hain Celestial Group, Inc.†	53	4,811
J&J Snack Foods Corp.	23	2,038
Kraft Foods Group, Inc.	9,163	494,069
Lancaster Colony Corp.	19	1,675
McCormick & Co., Inc.	1,975	136,117
Unilever NV	13,000	522,990

		1,581,777

Food-Retail — 0.7%
Dairy Farm International Holdings, Ltd. ADR	4,244	200,699
Kroger Co.	23,528	930,062
Nutrisystem, Inc.	115	1,890
SUPERVALU, Inc.†	280	2,041
Tesco PLC ADR	33,000	555,720
Whole Foods Market, Inc.	102	5,899

		1,696,311

Food-Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	56	1,694
United Natural Foods, Inc.†	69	5,202

		6,896

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	130	2,069
Iconix Brand Group, Inc.†	43	1,707
Steven Madden, Ltd.†	79	2,891
Wolverine World Wide, Inc.	128	4,347

		11,014

Forestry — 0.0%
Deltic Timber Corp.	24	1,631

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	35,900	236,222
Pinnacle Entertainment, Inc.†	98	2,547

		238,769

Gas-Distribution — 0.6%
Sempra Energy	13,603	1,221,005
Vectren Corp.	2,527	89,709

		1,310,714

Health Care Cost Containment — 0.0%
ExamWorks Group, Inc.†	70	2,091

Heart Monitors — 0.0%
HeartWare International, Inc.†	22	2,067

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	4,406	142,798

Security Description	Shares	Value (Note 2)

Home Furnishings — 0.0%
American Woodmark Corp.†	37	$1,463
Ethan Allen Interiors, Inc.	49	1,490
Select Comfort Corp.†	90	1,898

		4,851

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	8,535	51,637
Wyndham Worldwide Corp.	69	5,084

		56,721

Housewares — 0.0%
Libbey, Inc.†	62	1,302

Human Resources — 0.5%
Adecco SA ADR	19,200	764,736
AMN Healthcare Services, Inc.†	100	1,470
Barrett Business Services, Inc.	25	2,318
Insperity, Inc.	44	1,590
Kforce, Inc.	87	1,780
On Assignment, Inc.†	80	2,794
Robert Half International, Inc.	3,251	136,509
Team Health Holdings, Inc.†	97	4,418
TrueBlue, Inc.†	6,356	163,858

		1,079,473

Industrial Automated/Robotic — 0.0%
Cognex Corp.	122	4,658
Rockwell Automation, Inc.	78	9,216

		13,874

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,993	222,778
Praxair, Inc.	67	8,712

		231,490

Instruments-Controls — 0.2%
Honeywell International, Inc.	4,191	382,932
Woodward, Inc.	99	4,515

		387,447

Instruments-Scientific — 0.3%
FEI Co.	1,693	151,287
Fluidigm Corp.†	97	3,717
Thermo Fisher Scientific, Inc.	2,747	305,878
Waters Corp.†	2,598	259,800

		720,682

Insurance Brokers — 0.2%
eHealth, Inc.†	55	2,557
Willis Group Holdings PLC	12,400	555,644

		558,201

Insurance-Life/Health — 0.1%
Protective Life Corp.	3,665	185,669
Prudential Financial, Inc.	70	6,455
StanCorp Financial Group, Inc.	1,100	72,875

		264,999

Insurance-Multi-line — 1.7%
ACE, Ltd.	17,050	1,765,186
Allstate Corp.	10,159	554,072
MetLife, Inc.	25,901	1,396,582
XL Group PLC	7,513	239,214

		3,955,054

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Property/Casualty — 1.7%
Catlin Group, Ltd. ADR	46,400	$895,520
Chubb Corp.	3,735	360,913
Employers Holdings, Inc.	67	2,121
Fidelity National Financial, Inc., Class A	46,922	1,522,619
Hanover Insurance Group, Inc.	105	6,269
HCC Insurance Holdings, Inc.	16,565	764,309
Infinity Property & Casualty Corp.	26	1,865
Markel Corp.†	442	256,515
OneBeacon Insurance Group, Ltd., Class A	5,077	80,318

		3,890,449

Insurance-Reinsurance — 0.5%
PartnerRe, Ltd.	1,712	180,496
Swiss Re AG ADR	8,981	829,665
Validus Holdings, Ltd.	4,623	186,261

		1,196,422

Internet Application Software — 0.0%
Dealertrack Technologies, Inc.†	61	2,933
VirnetX Holding Corp.†	83	1,611

		4,544

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.	86	3,475

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	399	21,809

Internet Content-Information/News — 0.0%
Dice Holdings, Inc.†	153	1,109
HealthStream, Inc.†	53	1,737
LinkedIn Corp., Class A†	26	5,638
WebMD Health Corp.†	67	2,647
XO Group, Inc.†	118	1,753
Yelp, Inc.†	59	4,068

		16,952

Internet Security — 0.0%
Symantec Corp.	179	4,221
Zix Corp.†	362	1,651

		5,872

Internet Telephone — 0.0%
BroadSoft, Inc.†	54	1,476

Investment Companies — 0.1%
Ares Capital Corp.	14,052	249,704

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	29	6,289
Ameriprise Financial, Inc.	1,775	204,214
BlackRock, Inc.	3,482	1,101,949
Financial Engines, Inc.	77	5,350
Franklin Resources, Inc.	11,435	660,143
GAMCO Investors, Inc., Class A	40	3,479
T. Rowe Price Group, Inc.	3,097	259,436
Virtus Investment Partners, Inc.†	10	2,000
Westwood Holdings Group, Inc.	40	2,476
WisdomTree Investments, Inc.†	172	3,046

		2,248,382

Lasers-System/Components — 0.0%
Coherent, Inc.†	32	2,380
Electro Scientific Industries, Inc.	612	6,402

		8,782

Security Description	Shares	Value (Note 2)

Leisure Products — 0.0%
Brunswick Corp.	131	$6,034

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	54	5,904
Universal Display Corp.†	73	2,508

		8,412

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	7,612	543,040

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,275	115,783
Hyster-Yale Materials Handling, Inc.	23	2,142

		117,925

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	70	3,125

Machinery-Farming — 0.9%
AG Growth International, Inc.	13,400	563,470
AGCO Corp.	1,475	87,305
Deere & Co.	16,928	1,546,034
Lindsay Corp.	20	1,655

		2,198,464

Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	71	2,430
Applied Industrial Technologies, Inc.	2,816	138,237
Chart Industries, Inc.†	45	4,304
IDEX Corp.	2,840	209,734
Middleby Corp.†	24	5,759
Tennant Co.	26	1,763

		362,227

Machinery-Pumps — 0.0%
Flowserve Corp.	127	10,011

Medical Information Systems — 0.1%
athenahealth, Inc.†	53	7,128
Cerner Corp.†	262	14,604
Computer Programs & Systems, Inc.	3,034	187,532
Medidata Solutions, Inc.†	80	4,846
Quality Systems, Inc.	74	1,558

		215,668

Medical Instruments — 0.5%
Abaxis, Inc.†	38	1,521
ArthroCare Corp.†	50	2,012
DexCom, Inc.†	120	4,249
Edwards Lifesciences Corp.†	4,101	269,682
Endologix, Inc.†	139	2,424
Intuitive Surgical, Inc.†	11	4,225
Medtronic, Inc.	11,103	637,201
Spectranetics Corp.†	103	2,575
St Jude Medical, Inc.	96	5,947
Techne Corp.	1,733	164,063
Thoratec Corp.†	81	2,965
Vascular Solutions, Inc.†	132	3,056
Volcano Corp.†	107	2,338

		1,102,258

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	47	1,200
Covance, Inc.†	1,500	132,090
Laboratory Corp. of America Holdings†	46	4,203

		137,493

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 1.1%
ABIOMED, Inc.†	82	$2,193
Accuray, Inc.†	253	2,203
Baxter International, Inc.	134	9,320
Becton Dickinson and Co.	5,778	638,411
Cantel Medical Corp.	69	2,340
Covidien PLC	8,100	551,610
Cyberonics, Inc.†	40	2,620
Globus Medical, Inc., Class A†	96	1,937
Haemonetics Corp.†	60	2,528
Luminex Corp.†	85	1,649
NxStage Medical, Inc.†	130	1,300
Sonova Holding AG ADR	19,000	511,100
Teleflex, Inc.	6,381	598,921
Varian Medical Systems, Inc.†	2,279	177,055
West Pharmaceutical Services, Inc.	78	3,827

		2,507,014

Medical Sterilization Products — 0.0%
STERIS Corp.	2,009	96,532

Medical-Biomedical/Gene — 0.3%
Acorda Therapeutics, Inc.†	70	2,044
Aegerion Pharmaceuticals, Inc.†	48	3,406
Alexion Pharmaceuticals, Inc.†	57	7,584
Alnylam Pharmaceuticals, Inc.†	90	5,790
AMAG Pharmaceuticals, Inc.†	62	1,505
Amgen, Inc.	168	19,179
Arena Pharmaceuticals, Inc.†	345	2,018
Arqule, Inc.†	509	1,094
Biogen Idec, Inc.†	56	15,666
Celgene Corp.†	99	16,727
Celldex Therapeutics, Inc.†	129	3,123
Dendreon Corp.†	379	1,133
Exact Sciences Corp.†	131	1,531
Exelixis, Inc.†	445	2,728
Gilead Sciences, Inc.†	7,746	582,112
Halozyme Therapeutics, Inc.†	221	3,313
Illumina, Inc.†	45	4,978
ImmunoGen, Inc.†	130	1,907
InterMune, Inc.†	186	2,740
Ligand Pharmaceuticals, Inc., Class B†	42	2,209
Medicines Co.†	92	3,553
Merrimack Pharmaceuticals, Inc.†	211	1,127
Momenta Pharmaceuticals, Inc.†	104	1,839
NPS Pharmaceuticals, Inc.†	119	3,613
PDL BioPharma, Inc.	264	2,228
Puma Biotechnology, Inc.†	39	4,038
Regeneron Pharmaceuticals, Inc.†	23	6,331
Sequenom, Inc.†	305	714
Vertex Pharmaceuticals, Inc.†	65	4,829

		709,059

Medical-Drugs — 4.0%
Abbott Laboratories	22,056	845,407
AbbVie, Inc.	19,084	1,007,826
ACADIA Pharmaceuticals, Inc.†	118	2,949
Achillion Pharmaceuticals, Inc.†	272	903
Akorn, Inc.†	116	2,857
Allergan, Inc.	5,400	599,832
Array BioPharma, Inc.†	273	1,368
Auxilium Pharmaceuticals, Inc.†	105	2,178
Bristol-Myers Squibb Co.	7,200	382,680

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Clovis Oncology, Inc.†	25	$1,507
GlaxoSmithKline PLC ADR	17,999	960,967
Infinity Pharmaceuticals, Inc.†	97	1,340
Ironwood Pharmaceuticals, Inc.†	177	2,055
Johnson & Johnson	9,904	907,107
Keryx Biopharmaceuticals, Inc.†	178	2,305
Mallinckrodt PLC†	5,312	277,605
Merck & Co., Inc.	21,026	1,052,351
Novartis AG ADR	15,505	1,246,292
Novo Nordisk A/S ADR	1,300	240,188
Opko Health, Inc.†	273	2,304
Orexigen Therapeutics, Inc.†	243	1,368
Pacira Pharmaceuticals, Inc.†	56	3,219
Pfizer, Inc.	32,662	1,000,437
Prestige Brands Holdings, Inc.†	91	3,258
Raptor Pharmaceutical Corp.†	137	1,784
Roche Holding AG ADR	10,027	703,895
ViroPharma, Inc.†	106	5,284
Vivus, Inc.†	179	1,625
Zoetis, Inc.	138	4,511

		9,265,402

Medical-Generic Drugs — 0.4%
Actavis PLC†	951	159,768
Mylan, Inc.†	150	6,510
Perrigo Co., PLC	32	4,911
Teva Pharmaceutical Industries, Ltd. ADR	20,552	823,724

		994,913

Medical-HMO — 0.0%
Centene Corp.†	76	4,480
Molina Healthcare, Inc.†	41	1,425

		5,905

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	61	2,887
Universal Health Services, Inc., Class B	7,613	618,633

		621,520

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	38	1,682

Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.†	65	3,791

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	85	5,976
McKesson Corp.	4,156	670,779

		676,755

Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc.	51	3,214
Precision Castparts Corp.	1,245	335,278
RBC Bearings, Inc.†	28	1,981
Sun Hydraulics Corp.	50	2,041
Worthington Industries, Inc.	86	3,619

		346,133

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,419	242,253

Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	3,400	230,554
Hillenbrand, Inc.	91	2,677
John Bean Technologies Corp.	75	2,200

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Trimas Corp.†	66	$2,633

		238,064

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,255	156,136

Multimedia — 0.6%
Twenty-First Century Fox, Inc., Class A	335	11,785
Viacom, Inc., Class B	4,554	397,747
Walt Disney Co.	12,020	918,328

		1,327,860

Networking Products — 0.1%
Cisco Systems, Inc.	10,022	224,994
Infinera Corp.†	192	1,878
Ixia†	106	1,411
LogMeIn, Inc.†	57	1,912
Polycom, Inc.†	6,933	77,857

		308,052

Non-Ferrous Metals — 0.3%
Cameco Corp.	35,200	731,104

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	9,045	300,294
Waste Connections, Inc.	5,229	228,141

		528,435

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	97	2,863
HNI Corp.	9,069	352,149
Interface, Inc.	122	2,679
Knoll, Inc.	95	1,740

		359,431

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	4,700	268,746
Nabors Industries, Ltd.	5,458	92,731
Seadrill, Ltd.	106	4,355

		365,832

Oil Companies-Exploration & Production — 2.1%
Abraxas Petroleum Corp.†	858	2,814
Apache Corp.	5,845	502,319
Approach Resources, Inc.†	68	1,312
Bonanza Creek Energy, Inc.†	57	2,478
BreitBurn Energy Partners LP	8,040	163,534
Cabot Oil & Gas Corp.	142	5,504
Carrizo Oil & Gas, Inc.†	73	3,268
Cimarex Energy Co.	2,600	272,766
CNOOC, Ltd. ADR	60	11,260
Concho Resources, Inc.†	45	4,860
Crescent Point Energy Corp.	17,723	688,231
Devon Energy Corp.	4,936	305,390
Energen Corp.	2,875	203,406
EOG Resources, Inc.	67	11,245
EQT Corp.	48	4,310
EXCO Resources, Inc.	169	897
Kodiak Oil & Gas Corp.†	457	5,123
Occidental Petroleum Corp.	16,679	1,586,173
Pengrowth Energy Corp.	38,061	235,407
Penn West Petroleum, Ltd.	61,281	512,309
Pioneer Natural Resources Co.	32	5,890

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Range Resources Corp.	56	$4,721
Rex Energy Corp.†	101	1,991
Rosetta Resources, Inc.†	96	4,612
Southwestern Energy Co.†	99	3,894
Vermilion Energy, Inc.	2,860	167,871
Zargon Oil & Gas, Ltd.	10,796	85,677

		4,797,262

Oil Companies-Integrated — 2.7%
Chevron Corp.	13,888	1,734,750
Exxon Mobil Corp.	17,679	1,789,115
Marathon Oil Corp.	13,916	491,235
Royal Dutch Shell PLC ADR	19,730	1,481,920
Total SA ADR	11,790	722,373

		6,219,393

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	71	4,227
Flotek Industries, Inc.†	103	2,067
FMC Technologies, Inc.†	89	4,647
Natural Gas Services Group, Inc.†	5,638	155,440
Thermon Group Holdings, Inc.†	62	1,694

		168,075

Oil Refining & Marketing — 0.9%
Calumet Specialty Products Partners LP	8,829	229,731
HollyFrontier Corp.	12,763	634,193
Marathon Petroleum Corp.	10,777	988,574
Suburban Propane Partners LP	3,347	156,974
Western Refining, Inc.	50	2,121

		2,011,593

Oil-Field Services — 0.1%
Halliburton Co.	227	11,520
Newpark Resources, Inc.†	161	1,979
Schlumberger, Ltd.	2,243	202,117
Targa Resources Corp.	48	4,232

		219,848

Paper & Related Products — 0.0%
Clearwater Paper Corp.†	34	1,785
International Paper Co.	129	6,325
KapStone Paper and Packaging Corp.†	67	3,743
P.H. Glatfelter Co.	60	1,658
Wausau Paper Corp.	159	2,016

		15,527

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	91	3,376
Masimo Corp.†	77	2,251

		5,627

Pharmacy Services — 0.0%
Catamaran Corp.†	77	3,656
Express Scripts Holding Co.†	177	12,432

		16,088

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	99	3,299

Physicians Practice Management — 0.0%
IPC The Hospitalist Co., Inc.†	36	2,138

Pipelines — 1.0%
Atlas Pipeline Partners LP	7,811	273,776
Crosstex Energy, Inc.	97	3,508

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines (continued)
Enterprise Products Partners LP	11,259	$746,472
Kinder Morgan Energy Partners LP	6,664	537,518
Kinder Morgan, Inc.	19,287	694,332
ONEOK, Inc.	867	53,910
Primoris Services Corp.	72	2,241
SemGroup Corp., Class A	53	3,457
Williams Cos., Inc.	123	4,744

		2,319,958

Poultry — 0.0%
Pilgrim’s Pride Corp.†	117	1,901
Sanderson Farms, Inc.	36	2,604

		4,505

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	80	1,829
Capstone Turbine Corp.†	1,590	2,051
Generac Holdings, Inc.	67	3,795
Hubbell, Inc., Class B	1,468	159,865
SunPower Corp.†	72	2,146

		169,686

Precious Metals — 0.0%
Paramount Gold and Silver Corp.†	1,575	1,468

Printing-Commercial — 0.0%
Deluxe Corp.	54	2,818
VistaPrint NV†	56	3,184

		6,002

Private Equity — 0.3%
KKR & Co. LP	24,547	597,474

Protection/Safety — 0.0%
Landauer, Inc.	1,875	98,644

Racetracks — 0.0%
Churchill Downs, Inc.	21	1,883

Radio — 0.0%
Sirius XM Holdings, Inc.†	1,448	5,054

Real Estate Investment Trusts — 3.0%
Agree Realty Corp.	5,058	146,783
Alexandria Real Estate Equities, Inc.	9,441	600,636
American Capital Agency Corp.	33,353	643,379
American Tower Corp.	98	7,822
Annaly Capital Management, Inc.	75,942	757,142
Apartment Investment & Management Co., Class A	156	4,042
BioMed Realty Trust, Inc.	12,437	225,359
Capstead Mortgage Corp.	17,929	216,582
Colony Financial, Inc.	7,118	144,424
CoreSite Realty Corp.	49	1,577
Crown Castle International Corp.†	82	6,021
CYS Investments, Inc.	32,430	240,306
Digital Realty Trust, Inc.	31,488	1,546,691
DuPont Fabros Technology, Inc.	64	1,581
EastGroup Properties, Inc.	1,028	59,552
EPR Properties	3,071	150,970
Equity Lifestyle Properties, Inc.	108	3,913
Essex Property Trust, Inc.	1,051	150,829
Geo Group, Inc.	41	1,321
Glimcher Realty Trust	278	2,602
Hatteras Financial Corp.	6,418	104,870

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
HCP, Inc.	6,686	$242,836
Inland Real Estate Corp.	170	1,788
Kilroy Realty Corp.	85	4,265
LTC Properties, Inc.	48	1,699
Medical Properties Trust, Inc.	9,175	112,119
National Health Investors, Inc.	25	1,403
Omega Healthcare Investors, Inc.	18,446	549,691
Plum Creek Timber Co., Inc.	2,125	98,834
Potlatch Corp.	57	2,379
PS Business Parks, Inc.	27	2,063
Ryman Hospitality Properties, Inc.	52	2,173
Sabra Health Care REIT, Inc.	3,070	80,250
Simon Property Group, Inc.	47	7,152
Sovran Self Storage, Inc.	33	2,151
Strategic Hotels & Resorts, Inc.†	318	3,005
Sun Communities, Inc.	62	2,644
Tanger Factory Outlet Centers	10,821	346,488
UMH Properties, Inc.	320	3,014
Universal Health Realty Income Trust	48	1,923
Ventas, Inc.	1,463	83,801
Weyerhaeuser Co.	10,495	331,327

		6,897,407

Real Estate Management/Services — 0.0%
HFF, Inc., Class A†	78	2,094

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	33	1,551

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	35	1,994

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	11,202	329,339
H&E Equipment Services, Inc.†	72	2,133
Hertz Global Holdings, Inc.†	12,289	351,711
McGrath RentCorp	4,336	172,573

		855,756

Research & Development — 0.0%
PAREXEL International Corp.†	84	3,795

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	48	3,611

Respiratory Products — 0.0%
ResMed, Inc.	111	5,226

Retail-Apparel/Shoe — 0.0%
Aeropostale, Inc.†	165	1,500
ANN, Inc.†	76	2,778
Buckle, Inc.	38	1,997
Coach, Inc.	82	4,603
Destination Maternity Corp.	65	1,942
Express, Inc.†	143	2,670
Francesca’s Holdings Corp.†	81	1,491
Gap, Inc.	112	4,377
Genesco, Inc.†	29	2,119
L Brands, Inc.	86	5,319
PVH Corp.	32	4,353
Ross Stores, Inc.	73	5,470

		38,619

Retail-Appliances — 0.0%
Conn’s, Inc.†	37	2,915

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	10	$4,780
O’Reilly Automotive, Inc.†	41	5,277

		10,057

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	51	2,741
CarMax, Inc.†	85	3,997
Copart, Inc.†	8,113	297,341
Lithia Motors, Inc., Class A	38	2,638

		306,717

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	71	5,701

Retail-Building Products — 0.1%
Home Depot, Inc.	3,601	296,506
Lowe’s Cos., Inc.	260	12,883
Lumber Liquidators Holdings, Inc.†	41	4,219

		313,608

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	52	3,653
Susser Holdings Corp.†	32	2,096

		5,749

Retail-Discount — 0.4%
Costco Wholesale Corp.	8,325	990,758
Dollar General Corp.†	89	5,369
Dollar Tree, Inc.†	81	4,570
HSN, Inc.	50	3,115
Target Corp.	115	7,276
Wal-Mart Stores, Inc.	196	15,423

		1,026,511

Retail-Drug Store — 0.1%
CVS Caremark Corp.	4,225	302,383
Rite Aid Corp.†	680	3,441
Walgreen Co.	173	9,937

		315,761

Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	153	3,531
Restoration Hardware Holdings, Inc.†	28	1,885

		5,416

Retail-Jewelry — 0.4%
Tiffany & Co.	9,120	846,154

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	8,843	546,498
TJX Cos., Inc.	169	10,770

		557,268

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	47	2,030
PriceSmart, Inc.	23	2,658

		4,688

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	49	3,030

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	98	5,233

Security Description	Shares	Value (Note 2)

Retail-Restaurants — 0.5%
AFC Enterprises, Inc.†	46	$1,771
BJ’s Restaurants, Inc.†	48	1,491
Bloomin’ Brands, Inc.†	76	1,825
Bravo Brio Restaurant Group, Inc.†	103	1,676
Buffalo Wild Wings, Inc.†	23	3,386
CEC Entertainment, Inc.	40	1,771
Cheesecake Factory, Inc.	68	3,282
Chipotle Mexican Grill, Inc.†	212	112,949
Chuy’s Holdings, Inc.†	40	1,441
Cracker Barrel Old Country Store, Inc.	22	2,421
Fiesta Restaurant Group, Inc.†	44	2,298
Jack in the Box, Inc.†	48	2,401
Krispy Kreme Doughnuts, Inc.†	116	2,238
McDonald’s Corp.	4,997	484,859
Red Robin Gourmet Burgers, Inc.†	30	2,206
Ruth’s Hospitality Group, Inc.	124	1,762
Sonic Corp.†	128	2,584
Starbucks Corp.	8,040	630,256
Texas Roadhouse, Inc.	95	2,641
Yum! Brands, Inc.	121	9,149

		1,272,407

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	35	2,352
Zumiez, Inc.†	53	1,378

		3,730

Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	46	2,392

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	63	1,511
Emeritus Corp.†	85	1,839

		3,350

Rubber-Tires — 0.3%
Bridgestone Corp. ADR	37,200	710,594

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	26	1,851

Satellite Telecom — 0.2%
Inmarsat PLC ADR	28,500	363,660
Loral Space & Communications, Inc.†	23	1,863

		365,523

Savings & Loans/Thrifts — 0.3%
BofI Holding, Inc.†	29	2,274
Washington Federal, Inc.	28,106	654,589

		656,863

Schools — 0.0%
American Public Education, Inc.†	39	1,696
Grand Canyon Education, Inc.†	73	3,183
K12, Inc.†	51	1,109
Strayer Education, Inc.†	28	965

		6,953

Security Services — 0.2%
Brink’s Co.	59	2,014
Secom Co., Ltd. ADR	36,800	556,784

		558,798

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	24	2,276

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components-Integrated Circuits — 0.6%
Cypress Semiconductor Corp.	17,086	$179,403
Exar Corp.†	114	1,344
Hittite Microwave Corp.†	36	2,222
Linear Technology Corp.	191	8,700
Maxim Integrated Products, Inc.	22,052	615,471
Micrel, Inc.	168	1,658
Power Integrations, Inc.	45	2,512
QUALCOMM, Inc.	3,803	282,373
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,004	366,310

		1,459,993

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	39,943	706,592
Cabot Microelectronics Corp.†	45	2,056
Lam Research Corp.†	4,104	223,463
MKS Instruments, Inc.	1,757	52,605
Ultratech, Inc.†	50	1,450

		986,166

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	293	2,745

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	3,925	297,672
Schnitzer Steel Industries, Inc., Class A	6,850	223,790

		521,462

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	135	3,231
Corning, Inc.	11,925	212,503

		215,734

Telecom Services — 0.5%
BCE, Inc.	14,882	644,242
Consolidated Communications Holdings, Inc.	12,917	253,561
PTGi Holding, Inc.	137	390
RigNet, Inc.†	55	2,636
Vivendi SA ADR	7,200	189,864

		1,090,693

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	72	1,945
ARRIS Group, Inc.†	153	3,728
Harris Corp.	3,566	248,942
Kudelski SA(1)	32,500	495,488
Plantronics, Inc.	54	2,508

		752,611

Telephone-Integrated — 0.7%
AT&T, Inc.	12,781	449,380
CenturyLink, Inc.	12,326	392,583
General Communication, Inc., Class A†	176	1,963
Shenandoah Telecommunications Co.	102	2,618
Verizon Communications, Inc.	11,066	543,783
Windstream Holdings, Inc.	21,733	173,429

		1,563,756

Television — 0.1%
CBS Corp., Class B	150	9,561
Sinclair Broadcast Group, Inc., Class A	7,068	252,540

		262,101

Security Description	Shares	Value (Note 2)

Therapeutics — 0.0%
AVANIR Pharmaceuticals, Inc., Class A†	396	$1,330
BioMarin Pharmaceutical, Inc.†	63	4,427
Isis Pharmaceuticals, Inc.†	176	7,012
MannKind Corp.†	279	1,454
Neurocrine Biosciences, Inc.†	146	1,364
Questcor Pharmaceuticals, Inc.	80	4,356
Sarepta Therapeutics, Inc.†	57	1,161
Synageva BioPharma Corp.†	36	2,330

		23,434

Tobacco — 0.2%
Altria Group, Inc.	463	17,774
Imperial Tobacco Group PLC ADR	6,200	482,236
Lorillard, Inc.	145	7,349
Philip Morris International, Inc.	346	30,147

		537,506

Tools-Hand Held — 0.2%
Snap-on, Inc.	3,422	374,777

Toys — 1.4%
Hasbro, Inc.	27,949	1,537,475
Mattel, Inc.	37,616	1,789,769

		3,327,244

Transactional Software — 0.0%
ACI Worldwide, Inc.†	54	3,510
Bottomline Technologies de, Inc.†	69	2,495
InnerWorkings, Inc.†	143	1,114
Synchronoss Technologies, Inc.†	55	1,709

		8,828

Transport-Equipment & Leasing — 0.2%
Greenbrier Cos., Inc.†	4,365	143,347
TAL International Group, Inc.	3,554	203,822

		347,169

Transport-Marine — 0.2%
Kirby Corp.†	2,600	258,050
Tidewater, Inc.	2,600	154,102

		412,152

Transport-Rail — 0.5%
CSX Corp.	235	6,761
Kansas City Southern	40	4,953
Norfolk Southern Corp.	4,948	459,323
Union Pacific Corp.	4,561	766,248

		1,237,285

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	78	4,550
Expeditors International of Washington, Inc.	15,880	702,690
Hub Group, Inc., Class A†	60	2,393
Matson, Inc.	67	1,749
TNT Express NV ADR	44,000	407,000
United Parcel Service, Inc., Class B	5,364	563,649
UTi Worldwide, Inc.	126	2,213

		1,684,244

Transport-Truck — 0.0%
Forward Air Corp.	49	2,152
Knight Transportation, Inc.	90	1,651
Saia, Inc.†	50	1,602
Swift Transportation Co.†	161	3,576

		8,981

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Travel Services — 0.0%
Interval Leisure Group, Inc.	74	$2,287

Venture Capital — 0.1%
Hercules Technology Growth Capital, Inc.	11,760	192,864

Veterinary Diagnostics — 0.1%
Neogen Corp.†	57	2,605
VCA Antech, Inc.†	4,087	128,168

		130,773

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	68	5,696

Water — 0.0%
California Water Service Group	3,650	84,205
York Water Co.	150	3,140

		87,345

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,809	10,058

Web Hosting/Design — 0.0%
Equinix, Inc.†	21	3,726
NIC, Inc.	127	3,159
Web.com Group, Inc.†	81	2,575

		9,460

Web Portals/ISP — 0.3%
Google, Inc., Class A†	708	793,463
Trulia, Inc.†	64	2,257

		795,720

Wire & Cable Products — 0.0%
Belden, Inc.	62	4,368
Insteel Industries, Inc.	96	2,182

		6,550

Wireless Equipment — 0.0%
Aruba Networks, Inc.†	193	3,455
CalAmp Corp.†	89	2,489
InterDigital, Inc.	66	1,946
Motorola Solutions, Inc.	87	5,872
RF Micro Devices, Inc.†	376	1,940
SBA Communications Corp., Class A†	52	4,672
ViaSat, Inc.†	61	3,822

		24,196

Total Common Stocks (cost $107,522,777)		149,072,601

EXCHANGE-TRADED FUNDS — 3.2%
iShares MSCI Emerging Markets Index Fund (cost $6,926,471)	179,200	7,485,184

RIGHTS†— 0.0%
Oil Companies-Exploration & Production — 0.0%
EXCO Resources, Inc. Expires 02/20/2014 (strike price $5.00) (cost $0)	169	27

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	$250,000	260,125

Security Description	Shares/ Principal Amount	Value (Note 2)

Banks-Super Regional (continued)
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	$250,000	$278,750

		538,875

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(2)	500,000	559,375
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	250,000	275,625

		835,000

Total Preferred Securities/Capital Securities (cost $1,245,408)		1,373,875

ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.50% due 05/25/2035	366,533	356,281
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(3)	200,000	195,787
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(3)	182,352	180,156
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	148,060	148,345
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A2 0.68% due 10/11/2016	200,000	200,084
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.96% due 09/11/2042(4)	300,000	320,731
Capital Auto Receivables Asset Trust Series 2013-1, Class A1 0.47% due 03/20/2015	250,000	249,908
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 0.22% due 02/25/2036*(5)	400,000	339,957
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.52% due 10/25/2035*(5)	26,756	26,195
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(5)	259,946	261,193
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	9,060	9,207
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	198,691	197,162

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.12% due 05/25/2034(5)	$16,304	$15,688
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(5)	190,851	177,159
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.44% due 10/25/2035	10,149	10,146
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(4)	300,000	329,859
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.66% due 12/26/2037*(5)	228,497	229,194
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(5)	165,816	167,958
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2013-LC11, Class AS 3.22% due 04/15/2046(4)	300,000	280,919
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 4.94% due 12/15/2046(4)	200,000	205,749
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/2047(4)	340,000	373,650
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)	300,000	320,301
Morgan Stanley Capital I Trust VRS Series 2005-T17, Class AJ 4.84% due 12/13/2041(4)	300,000	307,475
Morgan Stanley Capital I Trust VRS Series 2005-HQ6, Class AJ 5.07% due 08/13/2042(4)	340,000	355,836
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class B 5.31% due 10/12/2052*(4)	300,000	315,569
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.72% due 07/26/2035*(5)	300,000	273,943
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 2.75% due 07/26/2035*(5)	200,000	197,205
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.64% due 07/25/2035	200,000	198,512
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	95,288	97,052
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	70,872	72,514
Santander Drive Auto Receivables Trust Series 2013-2, Class A2 0.47% due 03/15/2016	146,758	146,743

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	$238,658	$229,236
Sequoia Mtg. Trust VRS Series 2013-12, Class A1 4.00% due 12/25/2043*(5)	198,012	199,182
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.79% due 12/16/2030	130,371	127,087
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.58% due 11/25/2035	60,000	58,199
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	250,000	249,636
Springleaf Mtg. Loan Trust VRS Series 2012-2A, Class A 2.22% due 10/25/2057*(5)	67,257	68,516
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(5)	100,000	96,742
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(5)	200,000	199,965
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.73% due 03/25/2034(5)	93,067	95,175
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(4)	200,000	187,815
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.73% due 05/15/2043(4)	300,000	324,475
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.58% due 10/25/2034	15,785	15,210
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(4)	350,000	368,266

Total Asset Backed Securities (cost $8,691,121)		8,779,982

CONVERTIBLE BONDS & NOTES — 0.4%
Auto/Truck Parts & Equipment-Original — 0.3%
Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026*	500,000	717,812

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	149,000	159,244

Total Convertible Bonds & Notes (cost $627,431)		877,056

U.S. CORPORATE BONDS & NOTES — 11.3%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	218,604

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$500,000	$542,500

Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 4.88% due 10/02/2023*	500,000	506,250

Banks-Commercial — 0.2%
KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	270,882
Wachovia Bank NA FRS Sub. Notes 0.62% due 11/03/2014	250,000	250,423

		521,305

Banks-Super Regional — 0.2%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	286,029
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	241,743

		527,772

Beverages-Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	723,750

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	231,242

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	462,676
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	250,000	249,295

		711,971

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	271,875

Casino Services — 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	272,500

Chemicals-Diversified — 0.1%
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	250,000	245,000

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	250,000	251,875

Security Description	Principal Amount	Value (Note 2)

Computers — 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	$250,000	$224,803

Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	238,750

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	266,830
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	250,000	263,063
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	257,121
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	547,421
Morgan Stanley FRS Senior Notes 0.72% due 10/15/2015	250,000	249,472
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	288,951

		1,872,858

Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Senior Notes 0.44% due 05/11/2016	250,000	249,076
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	559,310

		808,386

Electric-Integrated — 0.6%
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	530,270
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	480,473
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	297,167

		1,307,910

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	596,494

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	531,700
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	283,427

		815,127

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	$250,000	$260,000

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	260,828
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	270,312
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	305,000

		836,140

Food-Misc./Diversified — 0.1%
Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	258,854

Independent Power Producers — 0.4%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	555,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	285,000

		840,000

Insurance-Life/Health — 0.1%
Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	255,000	262,900

Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	558,295

Medical Labs & Testing Services — 0.1%
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	250,000	256,250

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	256,798
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	266,987

		523,785

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	250,000	252,541
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	233,664

		486,205

Security Description	Principal Amount	Value (Note 2)

Medical-HMO — 0.3%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	$500,000	$550,000

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	493,750

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	272,561

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023*	500,000	495,971
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	253,688

		749,659

Oil Companies-Exploration & Production — 0.7%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	250,000	255,000
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	500,000	528,750
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	258,750
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	531,250

		1,573,750

Oil Companies-Integrated — 0.2%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	260,097
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	254,054

		514,151

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	253,125

Oil-Field Services — 0.2%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	500,000	496,250

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	405,000	432,844

Pipelines — 0.3%
El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	606,558

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	$250,000	$263,838

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	251,562
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	274,066
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	256,786
HCP, Inc. Senior Notes 6.00% due 03/01/2015	250,000	264,589
Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	266,379
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	271,705
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	254,059
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	258,624
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	231,621

		2,329,391

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	260,537

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(6)(7)	125,000	13

Special Purpose Entity — 0.1%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(3)	250,000	269,222

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	259,347

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	240,775

Telecom Services — 0.2%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	547,482

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	$250,000	$264,641
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	225,952

		490,593

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	257,120
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	262,993

		520,113

Total U.S. Corporate Bonds & Notes (cost $25,496,368)		26,295,360

FOREIGN CORPORATE BONDS & NOTES — 1.8%
Banks-Commercial — 0.1%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	263,305

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	575,000
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	550,625

		1,125,625

Diversified Minerals — 0.3%
Xstrata Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	252,838
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	506,466

		759,304

Electric-Integrated — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	240,156

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	557,319
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	258,953

		816,272

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	251,575

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.00% due 03/01/2021	$500,000	$530,000

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	250,000	251,250

Total Foreign Corporate Bonds & Notes (cost $3,997,315)		4,237,487

U.S. GOVERNMENT AGENCIES — 10.6%
Federal Home Loan Mtg. Corp. — 3.2%
0.63% due 12/29/2014	250,000	251,079
2.00% due 06/01/2028	287,711	277,163
2.50% due 02/01/2028	271,867	269,829
3.00% due 01/01/2027	287,368	293,298
3.00% due 02/01/2027	287,838	293,593
3.00% due 10/01/2042	324,614	308,009
3.00% due 05/01/2043	194,007	184,027
3.50% due 02/01/2042	301,757	299,749
3.50% due 07/01/2042	354,317	352,039
3.50% due 09/01/2042	127,083	126,237
3.50% due 10/01/2042	190,575	189,407
4.00% due 08/01/2026	134,623	142,339
4.00% due 12/01/2040	412,469	424,262
4.50% due 07/01/2039	654,305	695,145
4.50% due 11/01/2043	198,818	212,638
5.00% due 04/01/2035	139,693	151,174
5.00% due 01/01/2040	200,698	217,226
5.50% due 11/01/2017	30,403	32,438
5.50% due 01/01/2018	29,949	31,524
5.50% due 11/01/2018	105,670	112,816
5.50% due 05/01/2031	50,583	55,547
5.50% due 12/01/2033	159,304	175,412
5.50% due 01/01/2036	109,532	121,765
6.00% due 04/01/2017	21,565	22,726
6.00% due 05/01/2017	36,777	38,636
6.00% due 05/01/2031	25,802	28,846
6.00% due 09/01/2032	18,114	20,002
6.00% due 01/01/2035	452,933	496,324
6.50% due 01/01/2032	111,397	126,361
7.00% due 02/01/2015	1,120	1,147
7.00% due 03/01/2015	3,407	3,476
7.00% due 06/01/2015	1,109	1,117
7.00% due 03/01/2016	9,559	9,760
7.00% due 01/01/2032	13,794	15,523
7.50% due 12/01/2030	29,727	32,788
7.50% due 01/01/2031	51,048	58,371
7.50% due 02/01/2031	5,494	6,293
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(5)	188,065	181,942
Series 4033, Class ED
2.50% due 10/15/2036(5)	354,813	355,651
Series 4206, Class NY
3.00% due 05/15/2033(5)	300,000	258,882
Series 4121, Class UI
3.50% due 10/15/2042(5)(8)	756,680	179,708
Series 3741, Class PI
4.00% due 02/15/2035(5)(8)	398,986	38,947

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 3924, Class LB
4.00% due 05/15/2039(5)	$200,000	$203,516
Series 4135, Class DI
4.00% due 11/15/2042(5)(8)	467,633	115,862
Series 3844, Class QE
4.50% due 12/15/2040(5)	99,621	106,739

		7,519,333

Federal National Mtg. Assoc. — 4.7%
2.00% due 10/01/2027	355,511	342,902
2.00% due 02/01/2028	91,939	88,678
2.50% due 05/01/2027	310,851	308,717
2.50% due 06/01/2027	504,365	500,890
3.00% due 04/01/2027	83,642	85,454
3.00% due 10/01/2042	185,244	176,135
3.00% due 12/01/2042	189,552	180,192
3.00% due 02/01/2043	451,712	429,402
3.00% due 04/01/2043	246,643	231,788
3.50% due 08/01/2033	293,229	298,587
3.50% due 03/01/2042	256,128	254,702
3.50% due 07/01/2042	141,617	140,868
3.50% due 09/01/2042	203,579	202,630
3.50% due 11/01/2042	283,164	281,842
4.00% due 09/01/2040	305,615	315,224
4.00% due 12/01/2040	227,257	234,560
4.00% due 01/01/2041	316,008	325,492
4.00% due 02/01/2041	174,533	179,799
4.00% due 11/01/2041	212,838	219,235
4.00% due 08/01/2043	492,186	508,947
4.50% due 01/01/2041	277,813	297,054
4.50% due 05/01/2041	131,264	139,509
4.50% due 09/01/2041	141,409	149,928
4.50% due 09/01/2043	590,764	631,619
4.50% due 10/01/2043	198,347	211,360
5.00% due 05/01/2033	95,566	105,573
5.00% due 02/01/2040	284,354	312,005
5.00% due 05/01/2040	143,786	156,671
5.00% due 06/01/2040	269,729	295,019
5.00% due 07/01/2040	266,743	294,131
5.00% due 07/01/2041	336,191	373,144
5.50% due 02/01/2034	347,886	377,944
6.00% due 08/01/2018	7,123	7,883
6.00% due 05/01/2031	13,778	15,448
6.00% due 08/01/2031	106,830	118,234
6.00% due 04/01/2032	30,002	33,670
6.50% due 06/01/2019	11,401	12,675
6.50% due 09/01/2024	30,911	34,384
6.50% due 09/01/2025	5,279	5,874
6.50% due 11/01/2025	10,342	11,507
6.50% due 05/01/2026	19,314	21,487
6.50% due 11/01/2027	809	900
6.50% due 07/01/2029	84,587	94,499
6.50% due 01/01/2032	6,631	7,379
6.50% due 03/01/2032	83,621	95,413
6.50% due 04/01/2032	66,935	74,450
6.50% due 12/01/2032	33,803	37,582
6.50% due 07/01/2034	83,004	92,315
6.50% due 10/01/2037	96,766	107,995
7.00% due 05/01/2015	379	380
7.00% due 12/01/2015	281	282
7.00% due 04/01/2016	4,583	4,742
7.00% due 05/01/2029	10,907	12,406
7.00% due 09/01/2029	7,467	7,814

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.00% due 12/01/2029	$1,281	$1,297
7.00% due 01/01/2031	4,151	4,659
7.50% due 11/01/2030	22,800	25,863
7.50% due 01/01/2031	101,544	112,367
7.50% due 02/01/2031	20,054	21,934
7.50% due 03/01/2031	15,396	16,923
8.00% due 01/01/2016	31,997	33,372
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	93,241	89,001
Series 2012-16, Class GC
2.50% due 11/25/2041(5)	170,811	161,221
Series 2012-141, Class PB
2.50% due 12/25/2042(5)	200,000	164,198
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(8)	661,038	162,023
Series 2009-19, Class PW
4.50% due 10/25/2036(5)	300,000	320,883
Series 1993-248, Class SA FRS
6.44% due 08/25/2023(5)(9)	2,242	2,242
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	189,649	217,820

		10,781,123

Government National Mtg. Assoc. — 2.7%
2.50% due 07/15/2027	259,408	257,478
3.00% due 11/15/2042	337,909	326,975
3.00% due 02/15/2043	291,988	282,540
3.50% due 05/20/2027	116,703	121,883
3.50% due 11/15/2041	220,207	222,321
3.50% due 09/15/2042	257,898	260,374
4.00% due 08/15/2041	162,773	169,385
4.50% due 05/15/2039	112,425	120,120
4.50% due 10/15/2039	197,244	212,680
5.00% due 02/15/2040	163,050	177,501
5.50% due 07/20/2033	194,229	215,603
5.50% due 02/20/2034	135,633	152,163
6.00% due 05/20/2032	50,795	56,922
6.00% due 07/20/2033	122,014	137,045
6.50% due 11/15/2023	30,992	34,564
6.50% due 12/15/2023	77,423	86,328
6.50% due 02/15/2024	29,217	32,595
6.50% due 03/20/2027	1,620	1,797
6.50% due 04/20/2027	16,679	18,474
6.50% due 04/20/2034	69,971	80,341
7.00% due 12/15/2022	4,877	4,946
7.00% due 05/15/2023	2,267	2,289
7.00% due 06/15/2023	2,123	2,178
7.00% due 12/15/2023	5,803	6,534
7.00% due 04/15/2028	12,074	12,640
7.50% due 08/15/2030	14,820	15,336
7.50% due 09/15/2030	4,698	5,024
7.50% due 11/15/2030	19,541	21,260
7.50% due 01/15/2031	13,304	15,163
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.74% due 05/16/2053(4)(8)	1,275,109	93,839
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(4)(8)	1,962,830	141,416
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(4)(8)	2,452,901	182,547

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
Series 2013-80, Class IO VRS
0.92% due 03/16/2052(4)(8)	$3,465,180	$289,228
Series 2012-131, Class IO VRS
0.93% due 02/16/2053(4)(8)	1,959,720	167,858
Series 2013-101, Class IO VRS
0.94% due 10/16/2054(4)(8)	2,973,959	175,987
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(4)(8)	1,382,792	104,023
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(4)(8)	1,958,815	151,236
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(4)(8)	2,272,666	161,893
Series 2012-19, Class IO VRS
1.52% due 08/16/2052(4)(8)	1,364,587	97,049
Series 2011-126, Class IO VRS
1.58% due 04/16/2053(4)(8)	3,816,082	280,734
Series 2013-55, Class AB
1.58% due 12/16/2042(4)	98,282	96,737
Series 2009-94, Class KB
3.00% due 09/16/2039(5)	86,342	87,919
Series 2011-27, Class CB VRS
3.48% due 07/16/2045(4)	250,000	259,731
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	347,902	363,735
Series 2011-128, Class BI
4.00% due 09/16/2026(5)(8)	1,035,195	118,323
Series 2011-28, Class V
4.00% due 02/20/2034(5)	276,008	282,947
Series 2010-165, Class IP
4.00% due 04/20/2038(5)(8)	709,092	103,279
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	15,607	16,257
Series 2010-107, Class IO
4.50% due 04/20/2036(5)(8)	324,999	39,934

		6,267,131

Total U.S. Government Agencies (cost $24,563,731)		24,567,587

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.1%
6.25% due 08/15/2023	300,000	385,359

United States Treasury Notes — 1.0%
1.75% due 10/31/2018	400,000	401,750
2.13% due 05/31/2015	330,000	338,779
2.25% due 11/30/2017	300,000	311,343
3.13% due 05/15/2021	900,000	938,180
4.13% due 05/15/2015	250,000	263,301

		2,253,353

Total U.S. Government Treasuries (cost $2,637,189)		2,638,712

LOANS(10)(11) — 0.1%
Casino Hotels — 0.1%
CCM Merger, Inc. 5.00% due 02/01/2017 (cost $205,727)	205,727	208,041

Total Long-Term Investment Securities (cost $181,913,538)		225,535,912

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $5,830,000 and collateralized by $5,545,000 of United States Treasury Notes, bearing interest at 3.25% due 12/31/2016 and having an approximate value of $5,947,013 (cost $5,830,000)	$5,830,000	$5,830,000

TOTAL INVESTMENTS (cost $187,743,538)(12)	99.6%	231,365,912
Other assets less liabilities	0.4	1,029,840

NET ASSETS	100.0%	$232,395,752

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $11,753,584 representing 5.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Perpetual maturity—maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2013.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Illiquid Security. At December 31, 2013, the aggregate value of these securities was $13 representing 0.0% of net assets.
(8)	Interest Only
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2013.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Bank (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

34

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Manufacturing Operations	$3,224,142	$290,520	$—	$3,514,662
Telecommunication Equipment	257,123	495,488	—	752,611
Other Industries*	144,805,328	—	—	144,805,328
Exchange-Traded Funds	7,485,184	—	—	7,485,184
Rights	27	—	—	27
Preferred Securities/Capital Securities	—	1,373,875	—	1,373,875
Asset Backed Securities	—	8,779,982	—	8,779,982
Convertible Bonds & Notes	—	877,056	—	877,056
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	26,295,347	—	26,295,347
Foreign Corporate Bonds & Notes	—	4,237,487	—	4,237,487
U.S. Government Agencies	—	24,567,587	—	24,567,587
U.S. Government Treasuries	—	2,638,712	—	2,638,712
Loans	—	208,041	—	208,041
Repurchase Agreement	—	5,830,000	—	5,830,000

Total	$155,771,804	$75,594,095	$13	$231,365,912

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	7.8%
Medical-Biomedical/Gene	4.6
Oil Companies-Integrated	4.1
Diversified Banking Institutions	4.0
Commercial Services-Finance	3.4
Banks-Super Regional	3.2
Computers	3.1
Diversified Manufacturing Operations	3.0
Web Portals/ISP	2.9
Retail-Drug Store	2.8
Exchange-Traded Funds	2.7
Consulting Services	2.6
Multimedia	2.6
Oil Companies-Exploration & Production	2.5
Retail-Apparel/Shoe	2.4
Retail-Discount	2.4
Tobacco	2.3
E-Commerce/Products	2.2
Computer Services	2.0
Aerospace/Defense	2.0
Aerospace/Defense-Equipment	2.0
Investment Management/Advisor Services	1.9
Insurance-Multi-line	1.9
Repurchase Agreements	1.9
Electric-Integrated	1.9
Medical Products	1.6
Retail-Building Products	1.5
Retail-Major Department Stores	1.3
Enterprise Software/Service	1.3
Retail-Restaurants	1.3
Medical-Generic Drugs	1.3
Telephone-Integrated	1.2
Medical-Wholesale Drug Distribution	1.2
Insurance Brokers	1.2
Medical-HMO	1.2
Chemicals-Diversified	1.1
Beverages-Non-alcoholic	1.1
Applications Software	1.0
Insurance-Life/Health	0.9
Internet Security	0.9
Networking Products	0.9
Electric Products-Misc.	0.8
Containers-Metal/Glass	0.8
Coatings/Paint	0.7
Oil-Field Services	0.7
Rental Auto/Equipment	0.7
Food-Dairy Products	0.7
Food-Meat Products	0.6
Oil Field Machinery & Equipment	0.6
Beverages-Wine/Spirits	0.6
Cosmetics & Toiletries	0.6
Real Estate Investment Trusts	0.6
Physicians Practice Management	0.5
Finance-Consumer Loans	0.5
Banks-Commercial	0.5
Independent Power Producers	0.3

100.4%

*	Calculated as a percentage of net assets

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.8%
Aerospace/Defense — 2.0%
Boeing Co.	10,315	$1,407,895
TransDigm Group, Inc.	4,415	710,903

		2,118,798

Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	18,345	2,087,661

Applications Software — 1.0%
Intuit, Inc.	13,890	1,060,085

Banks-Commercial — 0.5%
Zions Bancorporation	17,345	519,656

Banks-Super Regional — 3.2%
PNC Financial Services Group, Inc.	17,820	1,382,476
Wells Fargo & Co.	42,665	1,936,991

		3,319,467

Beverages-Non-alcoholic — 1.1%
Monster Beverage Corp.†	16,345	1,107,701

Beverages-Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A†	9,310	655,238

Chemicals-Diversified — 1.1%
Dow Chemical Co.	26,185	1,162,614

Coatings/Paint — 0.7%
Sherwin-Williams Co.	4,185	767,948

Commercial Services-Finance — 3.4%
Automatic Data Processing, Inc.	16,790	1,356,800
Equifax, Inc.	14,230	983,150
MasterCard, Inc., Class A	1,530	1,278,254

		3,618,204

Computer Services — 2.0%
Accenture PLC, Class A	16,210	1,332,786
Cognizant Technology Solutions Corp., Class A†	7,985	806,325

		2,139,111

Computers — 3.1%
Apple, Inc.	5,880	3,299,327

Consulting Services — 2.6%
Genpact, Ltd.†	49,280	905,274
Towers Watson & Co., Class A	8,035	1,025,346
Verisk Analytics, Inc., Class A†	11,700	768,924

		2,699,544

Containers-Metal/Glass — 0.8%
Crown Holdings, Inc.†	18,310	816,077

Cosmetics & Toiletries — 0.6%
Coty, Inc., Class A	40,800	622,200

Diversified Banking Institutions — 4.0%
Citigroup, Inc.	28,035	1,460,904
JPMorgan Chase & Co.	32,265	1,886,857
Morgan Stanley	28,040	879,334

		4,227,095

Diversified Manufacturing Operations — 3.0%
Dover Corp.	11,210	1,082,213
Eaton Corp. PLC	12,180	927,142
Illinois Tool Works, Inc.	13,815	1,161,565

		3,170,920

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 2.2%
Amazon.com, Inc.†	3,850	$1,535,341
eBay, Inc.†	13,895	762,697

		2,298,038

Electric Products-Misc. — 0.8%
AMETEK, Inc.	16,005	842,983

Electric-Integrated — 1.9%
American Electric Power Co., Inc.	18,465	863,054
NextEra Energy, Inc.	8,190	701,228
Pinnacle West Capital Corp.	7,450	394,254

		1,958,536

Enterprise Software/Service — 1.3%
Oracle Corp.	36,090	1,380,803

Finance-Consumer Loans — 0.5%
Ocwen Financial Corp.†	9,440	523,448

Food-Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	29,770	682,924

Food-Meat Products — 0.6%
Hillshire Brands Co.	20,075	671,308

Independent Power Producers — 0.3%
NRG Energy, Inc.	9,760	280,307

Insurance Brokers — 1.2%
Aon PLC	15,090	1,265,900

Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	10,595	977,071

Insurance-Multi-line — 1.9%
ACE, Ltd.	8,490	878,969
Hartford Financial Services Group, Inc.	16,460	596,346
MetLife, Inc.	9,575	516,284

		1,991,599

Internet Security — 0.9%
VeriSign, Inc.†	16,340	976,805

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	10,420	1,198,821
BlackRock, Inc.	2,590	819,657

		2,018,478

Medical Products — 1.6%
Covidien PLC	11,155	759,656
Zimmer Holdings, Inc.	10,185	949,140

		1,708,796

Medical-Biomedical/Gene — 4.6%
Biogen Idec, Inc.†	3,955	1,106,411
Cubist Pharmaceuticals, Inc.†	12,445	857,087
Gilead Sciences, Inc.†	29,210	2,195,132
Regeneron Pharmaceuticals, Inc.†	2,660	732,138

		4,890,768

Medical-Drugs — 7.8%
Bristol-Myers Squibb Co.	24,560	1,305,364
Eli Lilly & Co.	21,990	1,121,490
Forest Laboratories, Inc.†	25,535	1,532,866
Merck & Co., Inc.	42,050	2,104,603
Pfizer, Inc.	34,280	1,049,996
Quintiles Transnational Holdings, Inc.†	9,190	425,865
Salix Pharmaceuticals, Ltd.†	7,030	632,278

		8,172,462

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Generic Drugs — 1.3%
Actavis PLC†	7,870	$1,322,160

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	16,695	1,257,134

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	7,985	1,288,779

Multimedia — 2.6%
Time Warner, Inc.	24,290	1,693,499
Viacom, Inc., Class B	11,337	990,173

		2,683,672

Networking Products — 0.9%
Cisco Systems, Inc.	41,740	937,063

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	12,825	1,017,279
Chesapeake Energy Corp.	24,525	665,608
Cobalt International Energy, Inc.†	30,530	502,219
Newfield Exploration Co.†	17,140	422,158

		2,607,264

Oil Companies-Integrated — 4.1%
Chevron Corp.	15,740	1,966,083
Exxon Mobil Corp.	15,910	1,610,092
Phillips 66	9,800	755,874

		4,332,049

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	8,415	669,245

Oil-Field Services — 0.7%
Halliburton Co.	14,690	745,518

Physicians Practice Management — 0.5%
Envision Healthcare Holdings, Inc.†	14,800	525,696

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	31,020	598,376

Rental Auto/Equipment — 0.7%
Hertz Global Holdings, Inc.†	25,065	717,360

Retail-Apparel/Shoe — 2.4%
PVH Corp.	9,962	1,355,031
Ross Stores, Inc.	15,900	1,191,387

		2,546,418

Retail-Building Products — 1.5%
Lowe’s Cos., Inc.	32,050	1,588,078

Retail-Discount — 2.4%
Costco Wholesale Corp.	10,315	1,227,588
Dollar Tree, Inc.†	22,960	1,295,403

		2,522,991

Retail-Drug Store — 2.8%
CVS Caremark Corp.	22,385	1,602,095
Walgreen Co.	23,805	1,367,359

		2,969,454

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	21,885	1,394,731

Retail-Restaurants — 1.3%
McDonald’s Corp.	14,230	1,380,737

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	$1

Telephone-Integrated — 1.2%
AT&T, Inc.	37,280	1,310,765

Tobacco — 2.3%
Altria Group, Inc.	26,585	1,020,598
Philip Morris International, Inc.	16,490	1,436,774

		2,457,372

Web Portals/ISP — 2.9%
Google, Inc., Class A†	1,905	2,134,953
Yahoo!, Inc.†	23,810	962,876

		3,097,829

Total Common Stocks (cost $85,611,763)		100,984,564

EXCHANGE-TRADED FUNDS — 2.7%
SPDR S&P 500 ETF Trust (cost $2,854,924)	15,662	2,892,302

Total Long-Term Investment Securities (cost $88,466,687)		103,876,866

REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$515,000	515,000
Barclays Capital PLC Joint Repurchase Agreement(1)	365,000	365,000
BNP Paribas SA Joint Repurchase Agreement(1)	365,000	365,000
Deutsche Bank AG Joint Repurchase Agreement(1)	425,000	425,000
UBS Securities LLC Joint Repurchase Agreement(1)	310,000	310,000

Total Repurchase Agreements (cost $1,980,000)		1,980,000

TOTAL INVESTMENTS (cost $90,446,687)(2)	100.4%	105,856,866
Liabilities in excess of other assets	(0.4)	(410,511)

NET ASSETS	100.0%	$105,446,355

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

38

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$8,172,462	$—	$—	$8,172,462
Other Industries*	92,812,102	—	—	92,812,102
Exchange-Traded Funds	2,892,302	—	—	2,892,302
Repurchase Agreements	—	1,980,000	—	1,980,000

Total	$103,876,866	$1,980,000	$—	$105,856,866

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

39

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.5%
Medical-Drugs	4.5
Investment Management/Advisor Services	3.9
Computers	3.8
Medical-Biomedical/Gene	3.3
Banks-Super Regional	3.2
Medical-HMO	3.1
Oil Companies-Exploration & Production	3.1
Repurchase Agreements	2.9
Applications Software	2.5
Distribution/Wholesale	2.5
Retail-Discount	2.5
Insurance-Life/Health	2.3
Oil Companies-Integrated	2.3
Retail-Drug Store	2.0
Oil & Gas Drilling	2.0
Transport-Services	1.9
Web Portals/ISP	1.9
Transport-Rail	1.9
Television	1.8
Machinery-Pumps	1.7
Machinery-Farming	1.7
Brewery	1.7
Computers-Memory Devices	1.6
Retail-Building Products	1.6
Advertising Agencies	1.6
Schools	1.5
Medical Products	1.5
Tobacco	1.4
Building-Residential/Commercial	1.4
Cosmetics & Toiletries	1.3
Networking Products	1.3
Enterprise Software/Service	1.3
Building-Heavy Construction	1.3
E-Commerce/Products	1.3
Diversified Manufacturing Operations	1.3
Coffee	1.2
Hotels/Motels	1.1
Computer Services	1.1
Semiconductor Components-Integrated Circuits	1.1
Financial Guarantee Insurance	1.0
Medical Instruments	1.0
Commercial Services-Finance	1.0
Web Hosting/Design	0.9
Beverages-Non-alcoholic	0.8
Wire & Cable Products	0.8
Motorcycle/Motor Scooter	0.7
Retail-Apparel/Shoe	0.7
Office Furnishings-Original	0.7
Toys	0.7
Medical-Hospitals	0.7
Telephone-Integrated	0.7
Electric-Integrated	0.7
Retail-Appliances	0.6
Rental Auto/Equipment	0.6
Medical-Wholesale Drug Distribution	0.6
Retail-Auto Parts	0.6
E-Commerce/Services	0.6
Oil Field Machinery & Equipment	0.5
Instruments-Controls	0.5
Retail-Bedding	0.4

Aerospace/Defense-Equipment	0.4%
E-Services/Consulting	0.3
Casino Hotels	0.2
Auto/Truck Parts & Equipment-Original	0.1
Gold Mining	0.1

100.8%

*	Calculated as a percentage of net assets

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Advertising Agencies — 1.6%
Interpublic Group of Cos., Inc.	496,765	$8,792,741

Aerospace/Defense-Equipment — 0.4%
B/E Aerospace, Inc.†	23,225	2,021,272

Applications Software — 2.5%
Check Point Software Technologies, Ltd.†	112,560	7,262,371
Microsoft Corp.	181,175	6,781,380

		14,043,751

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc.	46,500	836,070

Banks-Super Regional — 3.2%
PNC Financial Services Group, Inc.	165,955	12,874,789
Wells Fargo & Co.	114,000	5,175,600

		18,050,389

Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	70,070	4,748,644

Brewery — 1.7%
Anheuser-Busch InBev NV ADR	88,675	9,440,340

Building-Heavy Construction — 1.3%
Chicago Bridge & Iron Co. NV	85,780	7,131,749

Building-Residential/Commercial — 1.4%
D.R. Horton, Inc.	351,000	7,834,320

Casino Hotels — 0.2%
Las Vegas Sands Corp.	16,600	1,309,242

Coffee — 1.2%
Green Mountain Coffee Roasters, Inc.†	86,315	6,523,688

Commercial Services-Finance — 1.0%
Global Payments, Inc.	56,100	3,645,939
Heartland Payment Systems, Inc.	34,900	1,739,416

		5,385,355

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	36,800	3,716,064
iGATE Corp.†	57,200	2,297,152

		6,013,216

Computers — 3.8%
Apple, Inc.	29,700	16,664,967
Hewlett-Packard Co.	167,640	4,690,567

		21,355,534

Computers-Memory Devices — 1.6%
EMC Corp.	365,720	9,197,858

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	90,540	7,370,861

Distribution/Wholesale — 2.5%
Fossil Group, Inc.†	32,200	3,862,068
WESCO International, Inc.†	108,720	9,901,130

		13,763,198

Diversified Banking Institutions — 5.5%
Citigroup, Inc.	297,160	15,485,007
JPMorgan Chase & Co.	262,185	15,332,579

		30,817,586

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	92,030	$7,005,324

E-Commerce/Products — 1.3%
eBay, Inc.†	129,445	7,105,236

E-Commerce/Services — 0.6%
IAC/InterActiveCorp.	45,200	3,104,788

E-Services/Consulting — 0.3%
CDW Corp.	62,600	1,462,336

Electric-Integrated — 0.7%
NextEra Energy, Inc.	42,570	3,644,843

Enterprise Software/Service — 1.3%
Oracle Corp.	187,325	7,167,055

Financial Guarantee Insurance — 1.0%
Assured Guaranty, Ltd.	235,848	5,563,654

Gold Mining — 0.1%
Barrick Gold Corp.	38,000	669,940

Hotel/Motels — 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	79,940	6,351,233

Instruments-Controls — 0.5%
Honeywell International, Inc.	28,800	2,631,456

Insurance-Life/Health — 2.3%
Aflac, Inc.	110,911	7,408,855
Lincoln National Corp.	107,490	5,548,634

		12,957,489

Investment Management/Advisor Services — 3.9%
Ameriprise Financial, Inc.	73,670	8,475,734
BlackRock, Inc.	23,155	7,327,863
Waddell & Reed Financial, Inc., Class A	91,029	5,927,808

		21,731,405

Machinery-Farming — 1.7%
AGCO Corp.	161,485	9,558,297

Machinery-Pumps — 1.7%
Flowserve Corp.	121,403	9,570,198

Medical Instruments — 1.0%
St Jude Medical, Inc.	88,985	5,512,621

Medical Products — 1.5%
Covidien PLC	120,795	8,226,140

Medical-Biomedical/Gene — 3.3%
Amgen, Inc.	122,515	13,986,312
Gilead Sciences, Inc.†	57,100	4,291,065

		18,277,377

Medical-Drugs — 4.5%
Eli Lilly & Co.	81,205	4,141,455
Merck & Co., Inc.	215,640	10,792,782
Pfizer, Inc.	270,383	8,281,831
Zoetis, Inc.	59,600	1,948,324

		25,164,392

Medical-HMO — 3.1%
Cigna Corp.	146,804	12,842,414
WellPoint, Inc.	50,000	4,619,500

		17,461,914

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Hospitals — 0.7%
Universal Health Services, Inc., Class B	47,000	$3,819,220

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	20,560	3,318,384

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	59,300	4,105,932

Networking Products — 1.3%
Cisco Systems, Inc.	325,200	7,300,740

Office Furnishings-Original — 0.7%
Herman Miller, Inc.	138,100	4,076,712

Oil & Gas Drilling — 2.0%
Atwood Oceanics, Inc.†	81,858	4,370,399
Ensco PLC, Class A	114,480	6,545,966

		10,916,365

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	87,680	6,954,778
Continental Resources, Inc.†	41,700	4,692,084
Whiting Petroleum Corp.†	91,315	5,649,659

		17,296,521

Oil Companies-Integrated — 2.3%
BP PLC ADR	52,715	2,562,476
Chevron Corp.	83,140	10,385,018

		12,947,494

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	48,200	2,869,346

Rental Auto/Equipment — 0.6%
Hertz Global Holdings, Inc.†	116,300	3,328,506

Retail-Apparel/Shoe — 0.7%
PVH Corp.	30,041	4,086,177

Retail-Appliances — 0.6%
Conn’s, Inc.†	45,800	3,608,582

Retail-Auto Parts — 0.6%
AutoZone, Inc.†	6,525	3,118,559

Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	28,700	2,304,610

Retail-Building Products — 1.6%
Lowe’s Cos., Inc.	181,050	8,971,028

Retail-Discount — 2.5%
Dollar Tree, Inc.†	195,200	11,013,184
Wal-Mart Stores, Inc.	34,870	2,743,920

		13,757,104

Retail-Drug Store — 2.0%
CVS Caremark Corp.	66,510	4,760,121
Walgreen Co.	114,355	6,568,551

		11,328,672

Schools — 1.5%
American Public Education, Inc.†	88,600	3,851,442
Grand Canyon Education, Inc.†	80,500	3,509,800
ITT Educational Services, Inc.†	29,600	993,968

		8,355,210

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 1.1%
NXP Semiconductor NV†	69,385	$3,186,853
QUALCOMM, Inc.	37,030	2,749,478

		5,936,331

Telephone-Integrated — 0.7%
AT&T, Inc.	104,745	3,682,834

Television — 1.8%
CBS Corp., Class B	154,325	9,836,675

Tobacco — 1.4%
Altria Group, Inc.	207,875	7,980,321

Toys — 0.7%
Mattel, Inc.	84,435	4,017,417

Transport-Rail — 1.9%
Norfolk Southern Corp.	111,830	10,381,179

Transport-Services — 1.9%
FedEx Corp.	74,625	10,728,836

Web Hosting/Design — 0.9%
Web.com Group, Inc.†	152,800	4,857,512

Web Portals/ISP — 1.9%
Google, Inc., Class A†	9,300	10,422,603

Wire & Cable Products — 0.8%
Belden, Inc.	60,066	4,231,650

Total Long-Term Investment Securities (cost $428,886,361)		545,386,032

REPURCHASE AGREEMENTS — 2.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$4,035,000	4,035,000
Barclays Capital PLC Joint Repurchase Agreement(1)	2,980,000	2,980,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,980,000	2,980,000
Deutsche Bank AG Joint Repurchase Agreement(1)	3,425,000	3,425,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,530,000	2,530,000

Total Repurchase Agreements (cost $15,950,000)		15,950,000

TOTAL INVESTMENTS (cost $444,836,361)(2)	100.8%	561,336,032
Liabilities in excess of other assets	(0.8)	(4,554,612)

NET ASSETS	100.0%	$556,781,420

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

42

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$30,817,586	$—	$—	$30,817,586
Other Industries*	514,568,446	—	—	514,568,446
Repurchase Agreements	—	15,950,000	—	15,950,000

Total	$545,386,032	$15,950,000	$—	$561,336,032

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

E-Commerce/Services	7.5%
Web Portals/ISP	4.6
Medical-Drugs	3.9
Retail-Apparel/Shoe	3.5
Building & Construction Products-Misc.	3.3
Retail-Building Products	3.2
Medical-Biomedical/Gene	3.1
Retail-Restaurants	3.1
Oil Companies-Exploration & Production	3.0
Computer Services	2.9
Computers	2.9
Applications Software	2.4
Computer Aided Design	2.3
Distribution/Wholesale	2.2
Internet Content-Entertainment	2.1
E-Commerce/Products	1.7
Coffee	1.7
Semiconductor Components-Integrated Circuits	1.7
Repurchase Agreements	1.6
Enterprise Software/Service	1.6
Computer Software	1.5
Retail-Sporting Goods	1.5
Medical-Generic Drugs	1.4
Internet Incubators	1.3
Pharmacy Services	1.3
Casino Hotels	1.3
Agricultural Chemicals	1.3
Investment Management/Advisor Services	1.3
Electronic Design Automation	1.2
Appliances	1.2
Internet Content-Information/News	1.2
Entertainment Software	1.2
Real Estate Investment Trusts	1.2
Rental Auto/Equipment	1.2
Specified Purpose Acquisitions	1.1
Food-Retail	1.1
Finance-Other Services	1.1
Food-Dairy Products	1.1
Medical Labs & Testing Services	1.1
Brewery	1.1
Filtration/Separation Products	1.0
Containers-Paper/Plastic	1.0
Hotels/Motels	1.0
Insurance-Multi-line	1.0
Computers-Memory Devices	1.0
Auto/Truck Parts & Equipment-Original	1.0
Airlines	1.0
Security Services	0.9
Medical Instruments	0.9
Retail-Home Furnishings	0.9
Building-Residential/Commercial	0.8
Human Resources	0.8
Networking Products	0.8
Cosmetics & Toiletries	0.8
Hazardous Waste Disposal	0.7
Satellite Telecom	0.7
Recreational Centers	0.7
Industrial Audio & Video Products	0.7
Electric Products-Misc.	0.6
Oil & Gas Drilling	0.6
Computer Graphics	0.4

Heart Monitors	0.4%
Physicians Practice Management	0.2
Finance-Investment Banker/Broker	0.1

101.0%

*	Calculated as a percentage of net assets

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Agricultural Chemicals — 1.3%
Monsanto Co.	142,330	$16,588,562

Airlines — 1.0%
Spirit Airlines, Inc.†	275,715	12,520,218

Appliances — 1.2%
Whirlpool Corp.	100,880	15,824,037

Applications Software — 2.4%
Demandware, Inc.†	114,439	7,337,829
NetSuite, Inc.†	2,298	236,740
Salesforce.com, Inc.†	298,813	16,491,489
ServiceNow, Inc.†	127,176	7,123,128

		31,189,186

Auto/Truck Parts & Equipment-Original — 1.0%
Tenneco, Inc.†	224,165	12,681,014

Brewery — 1.1%
Anheuser-Busch InBev NV ADR	130,518	13,894,946

Building & Construction Products-Misc. — 3.3%
Armstrong World Industries, Inc.†	287,256	16,548,818
Louisiana-Pacific Corp.†	578,181	10,702,130
Owens Corning†	362,554	14,763,199

		42,014,147

Building-Residential/Commercial — 0.8%
Lennar Corp., Class A	270,102	10,685,235

Casino Hotels — 1.3%
Melco Crown Entertainment, Ltd. ADR†	423,770	16,620,259

Coffee — 1.7%
Green Mountain Coffee Roasters, Inc.†	285,474	21,576,125

Computer Aided Design — 2.3%
Autodesk, Inc.†	600,642	30,230,312

Computer Graphics — 0.4%
Tableau Software, Inc., Class A†	77,435	5,337,595

Computer Services — 2.9%
Cognizant Technology Solutions Corp., Class A†	140,096	14,146,894
FleetMatics Group PLC†	232,414	10,051,906
IHS, Inc., Class A†	115,130	13,781,061

		37,979,861

Computer Software — 1.5%
Akamai Technologies, Inc.†	423,860	19,997,715

Computers — 2.9%
Apple, Inc.	66,348	37,228,526

Computers-Memory Devices — 1.0%
SanDisk Corp.	180,112	12,705,101

Containers-Paper/Plastic — 1.0%
Rock Tenn Co., Class A	125,521	13,180,960

Cosmetics & Toiletries — 0.8%
Coty, Inc., Class A	652,558	9,951,510

Distribution/Wholesale — 2.2%
HD Supply Holdings, Inc.†	606,300	14,557,263
WESCO International, Inc.†	152,606	13,897,828

		28,455,091

E-Commerce/Products — 1.7%
eBay, Inc.†	399,589	21,933,440

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 7.5%
Angie’s List, Inc.†	566,722	$8,585,838
Netflix, Inc.†	45,405	16,716,759
OpenTable, Inc.†	111,856	8,878,011
priceline.com, Inc.†	30,469	35,417,166
TripAdvisor, Inc.†	255,874	21,194,043
Zillow, Inc., Class A†	78,560	6,420,709

		97,212,526

Electronic Design Automation — 1.2%
Cadence Design Systems, Inc.†	1,151,260	16,140,665

Enterprise Software/Service — 1.6%
Concur Technologies, Inc.†	195,810	20,203,676

Entertainment Software — 1.2%
Activision Blizzard, Inc.	857,100	15,282,093

Filtration/Separation Products — 1.0%
Pall Corp.	158,587	13,535,400

Finance-Investment Banker/Broker — 0.1%
LPL Financial Holdings, Inc.	15,700	738,371

Finance-Other Services — 1.1%
IntercontinentalExchange Group, Inc.	64,948	14,608,104

Food-Dairy Products — 1.1%
WhiteWave Foods Co., Class A†	624,693	14,330,457

Food-Retail — 1.1%
Whole Foods Market, Inc.	254,420	14,713,109

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	160,400	9,617,584

Heart Monitors — 0.4%
HeartWare International, Inc.†	50,800	4,773,168

Hotel/Motels — 1.0%
Wyndham Worldwide Corp.	177,190	13,057,131

Human Resources — 0.8%
Team Health Holdings, Inc.†	225,738	10,282,366

Industrial Audio & Video Products — 0.7%
Imax Corp.†	289,440	8,532,691

Insurance-Multi-line — 1.0%
XL Group PLC	405,310	12,905,070

Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	505,291	27,619,206

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	71,066	15,409,241

Internet Incubators — 1.3%
HomeAway, Inc.†	424,463	17,352,047

Investment Management/Advisor Services — 1.3%
Artisan Partners Asset Management, Inc. Class A	49,200	3,207,348
BlackRock, Inc.	41,170	13,029,070

		16,236,418

Medical Instruments — 0.9%
DexCom, Inc.†	337,235	11,941,491

Medical Labs & Testing Services — 1.1%
Covance, Inc.†	160,520	14,135,391

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Biomedical/Gene — 3.1%
Gilead Sciences, Inc.†	360,760	$27,111,114
Regeneron Pharmaceuticals, Inc.†	45,780	12,600,487

		39,711,601

Medical-Drugs — 3.9%
AstraZeneca PLC	230,410	13,638,412
Bristol-Myers Squibb Co.	474,665	25,228,445
Salix Pharmaceuticals, Ltd.†	124,140	11,165,152

		50,032,009

Medical-Generic Drugs — 1.4%
Actavis PLC†	110,811	18,616,248

Networking Products — 0.8%
Palo Alto Networks, Inc.†	173,800	9,988,286

Oil & Gas Drilling — 0.6%
Patterson-UTI Energy, Inc.	282,220	7,145,810

Oil Companies-Exploration & Production — 3.0%
Anadarko Petroleum Corp.	97,923	7,767,252
Cobalt International Energy, Inc.†	215,100	3,538,395
Pioneer Natural Resources Co.	75,167	13,835,990
Range Resources Corp.	160,512	13,532,767

		38,674,404

Pharmacy Services — 1.3%
Catamaran Corp.†	358,360	17,014,933

Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	66,700	2,369,184

Real Estate Investment Trusts — 1.2%
Host Hotels & Resorts, Inc.	781,239	15,187,286

Recreational Centers — 0.7%
Life Time Fitness, Inc.†	193,180	9,079,460

Rental Auto/Equipment — 1.2%
Hertz Global Holdings, Inc.†	519,655	14,872,526

Retail-Apparel/Shoe — 3.5%
Lululemon Athletica, Inc.†	335,596	19,810,232
PVH Corp.	98,410	13,385,728
Ross Stores, Inc.	164,048	12,292,117

		45,488,077

Retail-Building Products — 3.2%
Lowe’s Cos., Inc.	531,970	26,359,113
Lumber Liquidators Holdings, Inc.†	139,850	14,389,167

		40,748,280

Retail-Home Furnishings — 0.9%
Pier 1 Imports, Inc.	491,210	11,337,127

Retail-Restaurants — 3.1%
Bloomin’ Brands, Inc.†	549,420	13,191,574
Buffalo Wild Wings, Inc.†	66,578	9,800,282
Panera Bread Co., Class A†	93,441	16,510,090

		39,501,946

Retail-Sporting Goods — 1.5%
Dick’s Sporting Goods, Inc.	328,370	19,078,297

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†	227,732	9,371,172

Security Services — 0.9%
ADT Corp.	298,500	12,080,295

Security Description	Shares/ Principal Amount/Contracts	Value (Note 2)
Semiconductor Components-Integrated Circuits — 1.7%
NXP Semiconductor NV†	464,730	$21,345,049

Specified Purpose Acquisitions — 1.1%
Platform Acquisition Holdings, Ltd.†(1)(4)	1,031,100	14,435,400

Web Portals/ISP — 4.6%
Dropbox, Inc.†(1)(2)(3)	353,044	4,162,978
Google, Inc., Class A†	23,837	26,714,364
Trulia, Inc.†	256,278	9,038,925
Yahoo!, Inc.†	486,348	19,667,913

		59,584,180

Total Common Stocks (cost $988,804,179)		1,274,881,615

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Electric Products-Misc. — 0.6%
Mobileye NV(1)(2)(3) (cost $6,848,148)	196,222	7,631,074

WARRANTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Platform Acquisition Holdings, Ltd. Expires 07/31/2020 (strike price $11.50)†(1)(3) (cost $4,419)	441,900	367,882

Total Long-Term Investment Securities (cost $995,656,746)		1,282,880,571

SHORT-TERM INVESTMENTS — 0.0%
Put Options - Purchased — 0.0%
Computer Services — 0.0%
Cognizant Technology Solutions Corp.(5)
(cost $822,689)	1,606	0

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$5,255,000	5,255,000
Barclays Capital PLC Joint Repurchase Agreement(6)	3,875,000	3,875,000
BNP Paribas SA Joint Repurchase Agreement(6)	3,875,000	3,875,000
Deutsche Bank AG Joint Repurchase Agreement(6)	4,455,000	4,455,000
UBS Securities LLC Joint Repurchase Agreement(6)	3,295,000	3,295,000

Total Repurchase Agreements (cost $20,755,000)		20,755,000

TOTAL INVESTMENTS (cost $1,017,234,435)(7)	101.0%	1,303,635,571
Liabilities in excess of other assets	(1.0)	(12,883,309)

NET ASSETS	100.0%	$1,290,752,262

†	Non-income producing security
(1)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $26,597,334 representing 2.1% of net assets.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Capital Appreciation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Dropbox, Inc. Common Stock	05/01/2012	353,044	$3,195,650	$4,162,978	$11.79	0.3%
Mobileye NV Convertible Preferred Securities	08/13/2013	196,222	6,848,148	7,631,074	38.89	0.6

				$11,794,052		0.9%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Options Purchased.

Put Options - Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at December 31, 2013	Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp.	January 2014	$70.00	1,606	$822,689	$0	$(822,689)

(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

47

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
E-Commerce/Services	$97,212,526	$—	$—	$97,212,526
Specified Purpose Acquisitions	—	14,435,400	—	14,435,400
Web Portals/ISP	55,421,202	—	4,162,978	59,584,180
Other Industries*	1,103,649,509	—	—	1,103,649,509
Convertible Preferred Securities	—	—	7,631,074	7,631,074
Warrants	—	—	367,882	367,882
Short-Term Investment Securities:
Put Options-Purchased	0	—	—	0
Repurchase Agreements	—	20,755,000	—	20,755,000

Total	$1,256,283,237	$35,190,400	$12,161,934	$1,303,635,571

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	25.4%
Oil Companies-Integrated	20.5
Diversified Minerals	8.1
Metal-Diversified	5.0
Gold Mining	4.1
Pipelines	3.4
Steel-Producers	3.3
Oil Refining & Marketing	3.1
Metal-Copper	2.9
Coal	2.5
Steel-Specialty	2.5
Containers-Metal/Glass	2.1
Metal-Iron	1.9
Oil & Gas Drilling	1.6
Rubber & Vinyl	1.6
Oil-Field Services	1.5
Chemicals-Diversified	1.5
Electronic Components-Semiconductors	1.4
Repurchase Agreements	1.3
Engineering/R&D Services	1.3
Petrochemicals	1.2
Energy-Alternate Sources	1.1
Agricultural Chemicals	1.0
Oil Field Machinery & Equipment	0.8

99.1%

*	Calculated as a percentage of net assets

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Agricultural Chemicals — 1.0%
Mosaic Co.	50,163	$2,371,205

Chemicals-Diversified — 1.5%
LyondellBasell Industries NV, Class A	43,162	3,465,045

Coal — 2.5%
CONSOL Energy, Inc.	85,577	3,255,349
Mongolian Mining Corp.†	20,306,320	2,697,279

		5,952,628

Containers-Metal/Glass — 2.1%
Ball Corp.	97,626	5,043,359

Diversified Minerals — 8.1%
Anglo American PLC	312,015	6,820,192
BHP Billiton PLC	308,253	9,540,339
Western Areas, Ltd.	1,219,992	2,581,715

		18,942,246

Electronic Components-Semiconductors — 1.4%
First Solar, Inc.†	61,044	3,335,444

Energy-Alternate Sources — 1.1%
Pattern Energy Group, Inc.	82,115	2,488,906

Engineering/R&D Services — 1.3%
KBR, Inc.	94,400	3,010,416

Gold Mining — 4.1%
Barrick Gold Corp. (NYSE)	36,120	636,796
Barrick Gold Corp. (TSE)	178,110	3,137,150
Medusa Mining, Ltd.†	1,675,557	3,052,055
New Gold, Inc.†	517,968	2,714,152

		9,540,153

Metal-Copper — 2.9%
First Quantum Minerals, Ltd.	378,500	6,819,948

Metal-Diversified — 5.0%
Rio Tinto PLC	210,247	11,870,464

Metal-Iron — 1.9%
Fortescue Metals Group, Ltd.	855,349	4,444,974

Oil & Gas Drilling — 1.6%
Patterson-UTI Energy, Inc.	150,398	3,808,077

Oil Companies-Exploration & Production — 25.4%
Anadarko Petroleum Corp.	33,357	2,645,877
Apache Corp.	54,403	4,675,394
Beach Energy, Ltd.	2,521,748	3,219,887
BG Group PLC	522,299	11,222,090
Canadian Natural Resources, Ltd.	67,100	2,270,251
Cobalt International Energy, Inc.†	148,247	2,438,663
Encana Corp.(NYSE)	82,628	1,491,436
Encana Corp.(TSE)	28,122	507,771
EOG Resources, Inc.	34,267	5,751,373
MEG Energy Corp.†	159,900	4,607,709
Oil Search, Ltd.	473,685	3,430,152
Ophir Energy PLC†	759,813	4,124,420
Pioneer Natural Resources Co.	36,079	6,641,062
Southwestern Energy Co.†	86,997	3,421,592
Tullow Oil PLC	235,592	3,335,599

		59,783,276

Oil Companies-Integrated — 20.5%
BP PLC ADR	189,200	9,197,012
Chevron Corp.	73,847	9,224,229

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp.	23,210	$2,348,852
Galp Energia SGPS SA	247,809	4,061,951
Imperial Oil, Ltd.	175,891	7,779,659
PetroChina Co., Ltd., Class H	2,308,000	2,526,975
Petroleo Brasileiro SA ADR	239,788	3,304,278
Phillips 66	124,518	9,604,073

		48,047,029

Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	18,259	2,007,212

Oil Refining & Marketing — 3.1%
Marathon Petroleum Corp.	55,502	5,091,198
Reliance Industries, Ltd. GDR (LSE)*	65,217	1,893,902
Reliance Industries, Ltd. GDR (OTC)*	9,137	265,339

		7,250,439

Oil-Field Services — 1.5%
Halliburton Co.	69,993	3,552,145

Petrochemicals — 1.2%
Mitsui Chemicals, Inc.	1,138,000	2,744,773

Pipelines — 3.4%
Enbridge, Inc.	181,084	7,909,749

Rubber & Vinyl — 1.6%
JSR Corp.	189,500	3,663,679

Steel-Producers — 3.3%
Nippon Steel & Sumitomo Metal Corp.	1,428,970	4,776,350
POSCO ADR	37,842	2,951,676

		7,728,026

Steel-Specialty — 2.5%
Allegheny Technologies, Inc.	165,781	5,906,777

Total Long-Term Investment Securities (cost $215,179,312)		229,685,970

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$800,000	800,000
Barclays Capital PLC Joint Repurchase Agreement(1)	580,000	580,000
BNP Paribas SA Joint Repurchase Agreement(1)	580,000	580,000
Deutsche Bank AG Joint Repurchase Agreement(1)	665,000	665,000
UBS Securities LLC Joint Repurchase Agreement(1)	490,000	490,000

Total Repurchase Agreements (cost $3,115,000)		3,115,000

TOTAL INVESTMENTS (cost $218,294,312)(2)	99.1%	232,800,970
Other assets less liabilities	0.9	2,066,242

NET ASSETS	100.0%	$234,867,212

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $2,159,241 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

50

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

LSE — London Stock Exchange

NYSE — New York Stock Exchange

OTC — Over the Counter

TSE — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Minerals	$18,942,246	$—	$—	$18,942,246
Metal-Diversified	11,870,464	—	—	11,870,464
Oil Companies-Exploration & Production	59,783,276	—	—	59,783,276
Oil Companies-Integrated	48,047,029	—	—	48,047,029
Other Industries*	91,042,955	—	—	91,042,955
Repurchase Agreements	—	3,115,000	—	3,115,000

Total	$229,685,970	$3,115,000	$—	$232,800,970

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $53,285,571 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels during the reporting period.

See Notes to Financial Statements

51

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	13.9%
Repurchase Agreements	9.3
Federal National Mtg. Assoc.	5.3
Diversified Banking Institutions	5.3
Federal Home Loan Mtg. Corp.	4.2
Medical-Drugs	3.8
Government National Mtg. Assoc.	2.8
Medical-Biomedical/Gene	2.7
Investment Management/Advisor Services	2.5
Computers	2.4
United States Treasury Bonds	2.4
Banks-Super Regional	2.2
Retail-Drug Store	2.2
Oil Companies-Integrated	2.1
Applications Software	1.9
Retail-Building Products	1.8
Web Portals/ISP	1.8
Transport-Rail	1.7
Medical-HMO	1.7
Transport-Services	1.7
Oil Companies-Exploration & Production	1.6
Brewery	1.6
Retail-Discount	1.5
Oil & Gas Drilling	1.4
Machinery-Farming	1.2
Computers-Memory Devices	1.1
Diversified Manufacturing Operations	1.1
Tobacco	1.1
Advertising Agencies	1.1
Enterprise Software/Service	1.0
Computer Services	1.0
Insurance-Life/Health	1.0
E-Commerce/Products	1.0
Cosmetics & Toiletries	1.0
Distribution/Wholesale	0.9
Building-Residential/Commercial	0.9
Networking Products	0.8
Television	0.8
Medical-Wholesale Drug Distribution	0.8
Real Estate Investment Trusts	0.8
Medical Products	0.8
Retail-Auto Parts	0.7
Hotels/Motels	0.7
Building-Heavy Construction	0.7
Semiconductor Components-Integrated Circuits	0.7
Electric-Integrated	0.7
Casino Hotels	0.6
Coffee	0.6
Telephone-Integrated	0.5
Pharmacy Services	0.5
Machinery-Pumps	0.5
Beverages-Non-alcoholic	0.5
Airlines	0.5
Medical Instruments	0.5
Toys	0.5
Multimedia	0.4
Retail-Apparel/Shoe	0.4
Insurance-Mutual	0.4
Motorcycle/Motor Scooter	0.4
Oil-Field Services	0.3
Instruments-Controls	0.3

Insurance-Property/Casualty	0.3%
Wire & Cable Products	0.3
Financial Guarantee Insurance	0.3
E-Commerce/Services	0.3
Retail-Bedding	0.3
Rental Auto/Equipment	0.3
Agricultural Operations	0.2
Aerospace/Defense	0.2
Aerospace/Defense-Equipment	0.2
Cable/Satellite TV	0.2
Internet Content-Entertainment	0.2
Auto-Cars/Light Trucks	0.2

107.6%

*	Calculated as a percentage of net assets

52

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 65.4%
Advertising Agencies — 1.1%
Interpublic Group of Cos., Inc.	13,845	$245,056

Aerospace/Defense — 0.2%
Boeing Co.	380	51,866

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	575	50,042

Applications Software — 1.9%
Check Point Software Technologies, Ltd.†	1,615	104,200
Microsoft Corp.	8,490	317,780

		421,980

Banks-Super Regional — 2.2%
PNC Financial Services Group, Inc.	4,770	370,057
Wells Fargo & Co.	3,005	136,427

		506,484

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	1,655	112,159

Brewery — 1.6%
Anheuser-Busch InBev NV ADR	3,330	354,512

Building-Heavy Construction — 0.7%
Chicago Bridge & Iron Co. NV	1,925	160,045

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	8,710	194,407

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	900	46,769

Casino Hotels — 0.6%
Las Vegas Sands Corp.	1,860	146,698

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	1,940	146,625

Computer Services — 1.0%
Accenture PLC, Class A	625	51,387
Cognizant Technology Solutions Corp., Class A†	1,100	111,078
International Business Machines Corp.	380	71,277

		233,742

Computers — 2.4%
Apple, Inc.	785	440,471
Hewlett-Packard Co.	3,800	106,324

		546,795

Computers-Memory Devices — 1.1%
EMC Corp.	10,385	261,183

Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	2,665	216,958

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	2,265	206,274

Diversified Banking Institutions — 4.1%
Citigroup, Inc.	9,130	475,764
JPMorgan Chase & Co.	7,845	458,776

		934,540

Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	3,365	256,144

E-Commerce/Products — 1.0%
eBay, Inc.†	3,955	217,090

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.3%
IAC/InterActiveCorp.	933	$64,088

Electric-Integrated — 0.5%
NextEra Energy, Inc.	1,215	104,028

Enterprise Software/Service — 1.0%
Oracle Corp.	6,135	234,725

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	2,860	67,467

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	2,050	162,873

Instruments-Controls — 0.3%
Honeywell International, Inc.	835	76,294

Insurance-Life/Health — 1.0%
Aflac, Inc.	2,910	194,388
Lincoln National Corp.	735	37,941

		232,329

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	800	43,728

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	1,030	118,501
BlackRock, Inc.	1,055	333,876
Waddell & Reed Financial, Inc., Class A	1,665	108,425

		560,802

Machinery-Farming — 1.2%
AGCO Corp.	2,580	152,710
Deere & Co.	1,245	113,706

		266,416

Machinery-Pumps — 0.5%
Flowserve Corp.	1,435	113,121

Medical Instruments — 0.5%
St Jude Medical, Inc.	1,685	104,386

Medical Products — 0.8%
Covidien PLC	2,545	173,314

Medical-Biomedical/Gene — 2.7%
Amgen, Inc.	3,460	394,993
Biogen Idec, Inc.†	385	107,704
Gilead Sciences, Inc.†	1,600	120,240

		622,937

Medical-Drugs — 3.8%
AstraZeneca PLC ADR	1,665	98,851
Eli Lilly & Co.	1,925	98,175
Johnson & Johnson	1,625	148,834
Merck & Co., Inc.	4,445	222,472
Pfizer, Inc.	7,784	238,424
Zoetis, Inc.	1,491	48,741

		855,497

Medical-HMO — 1.7%
Aetna, Inc.	1,400	96,026
Cigna Corp.	1,210	105,851
UnitedHealth Group, Inc.	2,530	190,509

		392,386

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	1,105	178,347

53

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	1,150	$79,626

Multimedia — 0.3%
Walt Disney Co.	1,000	76,400

Networking Products — 0.8%
Cisco Systems, Inc.	8,540	191,723

Oil & Gas Drilling — 1.4%
Atwood Oceanics, Inc.†	800	42,712
Ensco PLC, Class A	4,870	278,467

		321,179

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	2,290	181,643
Continental Resources, Inc.†	870	97,893
Whiting Petroleum Corp.†	1,305	80,740

		360,276

Oil Companies-Integrated — 2.1%
BP PLC ADR	1,265	61,492
Chevron Corp.	3,410	425,943

		487,435

Oil-Field Services — 0.3%
Schlumberger, Ltd.	850	76,594

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	1,700	119,408

Rental Auto/Equipment — 0.3%
Hertz Global Holdings, Inc.†	2,000	57,240

Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	1,210	90,665

Retail-Auto Parts — 0.7%
AutoZone, Inc.†	345	164,889

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	775	62,233

Retail-Building Products — 1.8%
Home Depot, Inc.	1,350	111,159
Lowe’s Cos., Inc.	6,235	308,944

		420,103

Retail-Discount — 1.5%
Dollar Tree, Inc.†	4,375	246,837
Wal-Mart Stores, Inc.	1,110	87,346

		334,183

Retail-Drug Store — 2.2%
CVS Caremark Corp.	4,230	302,741
Walgreen Co.	3,405	195,583

		498,324

Semiconductor Components-Integrated Circuits — 0.7%
NXP Semiconductor NV†	1,895	87,037
QUALCOMM, Inc.	980	72,765

		159,802

Telephone-Integrated — 0.5%
AT&T, Inc.	3,450	121,302

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.8%
CBS Corp., Class B	2,835	$180,703

Tobacco — 1.1%
Altria Group, Inc.	5,980	229,572
Philip Morris International, Inc.	250	21,783

		251,355

Toys — 0.5%
Mattel, Inc.	2,180	103,724

Transport-Rail — 1.7%
Norfolk Southern Corp.	4,230	392,671

Transport-Services — 1.3%
FedEx Corp.	2,090	300,479

Web Portals/ISP — 1.8%
Google, Inc., Class A†	355	397,852

Wire & Cable Products — 0.3%
Belden, Inc.	1,000	70,450

Total Common Stocks (cost $11,674,618)		14,880,723

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. 7.88% due 10/15/2026*	$75,000	89,613

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	50,000	71,500

Total Preferred Securities/Capital Securities (cost $133,469)		161,113

U.S. CORPORATE BONDS & NOTES — 3.6%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	55,000

Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	25,799	28,186
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	55,703
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	23,090	26,438

		110,327

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	36,298

Diversified Banking Institutions — 1.2%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	110,194

54

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	$35,000	$41,773
Morgan Stanley Senior Notes 5.45% due 01/09/2017	100,000	110,900

		262,867

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	39,152
Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,305

		50,457

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,331

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,405

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	28,419

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	27,261
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,811
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	43,817
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,451
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,561
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	60,737

		177,638

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	69,017	80,750

Total U.S. Corporate Bonds & Notes (cost $727,256)		816,492

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 4.2%
4.00% due January TBA	$300,000	$308,086
4.50% due 02/01/2039	233,155	246,592
5.00% due 11/01/2038	131,454	141,516
5.00% due 02/01/2039	37,847	40,766
5.50% due January TBA	200,000	218,437

		955,397

Federal National Mtg. Assoc. — 5.3%
3.50% due January TBA	50,000	49,668
4.50% due January TBA	900,000	953,614
5.00% due 03/01/2019	98,446	105,398
5.00% due 04/01/2019	24,235	25,957
6.00% due 06/01/2040	70,735	78,462

		1,213,099

Government National Mtg. Assoc. — 2.8%
5.00% due 11/15/2034	59,021	64,636
5.00% due 11/15/2035	57,355	62,792
5.50% due 04/15/2034	55,725	61,179
6.00% due January TBA	200,000	222,250
6.50% due 08/15/2023	561	626
6.50% due 09/15/2023	3,679	4,104
6.50% due 10/15/2023	542	605
6.50% due 11/15/2023	42,133	46,986
6.50% due 12/15/2023	56,663	63,203
6.50% due 09/15/2028	3,819	4,262
6.50% due 11/15/2028	13,135	14,657
6.50% due 10/15/2031	1,117	1,246
6.50% due 02/15/2035	38,215	43,621
7.00% due 01/15/2033	6,246	7,343
7.00% due 05/15/2033	37,448	44,369

		641,879

Total U.S. Government Agencies (cost $2,747,298)		2,810,375

U.S. GOVERNMENT TREASURIES — 16.3%
United States Treasury Bonds — 2.4%
2.88% due 05/15/2043	310,000	251,245
4.38% due 11/15/2039	40,000	43,469
4.63% due 02/15/2040	210,000	237,169

		531,883

United States Treasury Notes — 13.9%
0.13% due 04/30/2015	190,000	189,777
0.25% due 09/30/2015	230,000	229,793
0.25% due 11/30/2015	185,000	184,631
0.38% due 06/30/2015	180,000	180,373
0.38% due 08/31/2015	50,000	50,076
1.00% due 05/31/2018	500,000	489,063
1.25% due 10/31/2015	300,000	304,969
1.25% due 11/30/2018	175,000	171,254
1.38% due 09/30/2018	170,000	167,928
1.63% due 08/15/2022	405,000	367,949
1.63% due 11/15/2022	70,000	63,186
1.75% due 05/15/2023	30,000	27,040
2.75% due 11/15/2023	225,000	220,113
3.88% due 05/15/2018	300,000	330,656
4.63% due 02/15/2017	175,000	195,180

		3,171,988

Total U.S. Government Treasuries (cost $3,695,954)		3,703,871

Total Long-Term Investment Securities (cost $18,978,595)		22,372,574

55

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 9.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$540,000	$540,000
Barclays Capital PLC Joint Repurchase Agreement(1)	395,000	395,000
BNP Paribas SA Joint Repurchase Agreement(1)	395,000	395,000
Deutsche Bank AG Joint Repurchase Agreement(1)	455,000	455,000
UBS Securities LLC Joint Repurchase Agreement(1)	335,000	335,000

Total Repurchase Agreements (cost $2,120,000)		2,120,000

TOTAL INVESTMENTS (cost $21,098,595)(2)	107.6%	24,492,574
Liabilities in excess of other assets	(7.6)	(1,725,601)

NET ASSETS	100.0%	$22,766,973

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $144,613 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
7	Short	S&P 500 E-Mini Index	March 2014	$618,940	$644,385	$(25,445)
1	Short	U.S. Treasury 10 Year Note	March 2014	125,625	123,047	2,578

						$(22,867)

56

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$14,880,723	$—	$—	$14,880,723
Preferred Securities/Capital Securities	—	161,113	—	161,113
U.S. Corporate Bonds & Notes:
Airlines	—	55,703	54,624	110,327
Transport-Services	—	—	80,750	80,750
Other Industries*	—	625,415	—	625,415
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	1,213,099	—	1,213,099
Other Government Agencies*	—	1,597,276	—	1,597,276
U.S. Government Treasuries:
United States Treasury Bonds	—	531,883	—	531,883
United States Treasury Notes	—	3,171,988	—	3,171,988
Repurchase Agreements	—	2,120,000	—	2,120,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	2,578	—	—	2,578

Total	$14,883,301	$9,476,477	$135,374	$24,495,152

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$25,445	$—	$—	$25,445

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2013 — (unaudited)

Industry Allocation*

Sovereign	25.9%
Medical-Drugs	4.5
Diversified Banking Institutions	4.3
Repurchase Agreements	4.1
Medical-Biomedical/Gene	3.9
Investment Management/Advisor Services	3.3
Insurance-Multi-line	3.0
Brewery	2.4
Computer Services	2.2
Commercial Services-Finance	2.1
Auto/Truck Parts & Equipment-Original	1.7
Retail-Restaurants	1.6
Semiconductor Components-Integrated Circuits	1.5
Computers-Memory Devices	1.4
Banks-Commercial	1.4
Oil Companies-Exploration & Production	1.4
United States Treasury Notes	1.3
Auto-Cars/Light Trucks	1.3
Aerospace/Defense	1.3
Telephone-Integrated	1.2
Power Converter/Supply Equipment	1.2
Diversified Manufacturing Operations	1.2
Beverages-Wine/Spirits	1.2
Electronic Components-Semiconductors	1.1
Diversified Financial Services	1.0
Retail-Apparel/Shoe	1.0
E-Commerce/Products	1.0
Industrial Gases	0.9
Machinery-General Industrial	0.9
Electronic Parts Distribution	0.9
Medical-Wholesale Drug Distribution	0.8
Metal Processors & Fabrication	0.8
Finance-Other Services	0.8
Cosmetics & Toiletries	0.8
Oil-Field Services	0.8
Medical-HMO	0.7
Beverages-Non-alcoholic	0.7
Advertising Services	0.7
Publishing-Periodicals	0.7
Office Automation & Equipment	0.7
Television	0.7
Finance-Leasing Companies	0.7
Apparel Manufacturers	0.7
Machinery-Electrical	0.7
Insurance-Property/Casualty	0.6
Engines-Internal Combustion	0.6
Electric Products-Misc.	0.6
Computers	0.6
Finance-Investment Banker/Broker	0.5
Oil Companies-Integrated	0.5
Airlines	0.5
Insurance-Life/Health	0.5
Paper & Related Products	0.5
Banks-Super Regional	0.5
Building Products-Cement	0.5
Casino Hotels	0.5
Building-Residential/Commercial	0.4
Chemicals-Specialty	0.4
Medical Instruments	0.4
Retail-Building Products	0.3
Multimedia	0.3

Medical-Hospitals	0.3%
Retail-Discount	0.3
Real Estate Investment Trusts	0.2
Distribution/Wholesale	0.2
United States Treasury Bonds	0.2
Applications Software	0.2
Real Estate Management/Services	0.1
Machine Tools & Related Products	0.1
E-Marketing/Info	0.1
Transactional Software	0.1

100.5%

Country Allocation*

United States	39.3%
Japan	11.6
France	8.0
United Kingdom	5.2
Italy	3.0
Canada	3.0
Sweden	2.9
Australia	2.7
Mexico	2.6
South Africa	2.5
Norway	2.4
Poland	2.2
Belgium	1.9
Denmark	1.9
Singapore	1.7
Switzerland	1.6
Ireland	1.6
Netherlands	1.6
Germany	1.2
South Korea	0.8
Hong Kong	0.6
Russia	0.5
Cayman Islands	0.5
Bermuda	0.4
Finland	0.3
Spain	0.3
Austria	0.1
India	0.1

100.5%

*	Calculated as a percentage of net assets

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 69.0%
Advertising Services — 0.7%
Dentsu, Inc.	3,800	$155,161

Aerospace/Defense — 1.3%
BAE Systems PLC	7,621	54,897
Rolls-Royce Holdings PLC(2)	10,918	230,516

		285,413

Airlines — 0.5%
United Continental Holdings, Inc.†	3,090	116,895

Apparel Manufacturers — 0.7%
VF Corp.	2,400	149,616

Applications Software — 0.2%
ServiceNow, Inc.†	673	37,695

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co.	8,370	129,149
Isuzu Motors, Ltd.	20,000	124,205
Peugeot SA†	2,760	35,835

		289,189

Auto/Truck Parts & Equipment-Original — 1.7%
Aisin Seiki Co., Ltd.	3,000	121,641
TRW Automotive Holdings Corp.†	1,520	113,073
WABCO Holdings, Inc.†	1,589	148,428

		383,142

Banks-Commercial — 1.4%
Banca Generali SpA	3,385	104,823
Intesa Sanpaolo SpA	34,160	84,307
Sberbank of Russia ADR	9,500	119,415

		308,545

Banks-Super Regional — 0.5%
PNC Financial Services Group, Inc.	1,390	107,836

Beverages-Non-alcoholic — 0.7%
Monster Beverage Corp.†	2,300	155,871

Beverages-Wine/Spirits — 1.2%
Diageo PLC	7,241	239,815
United Spirits, Ltd. GDR	914	19,272

		259,087

Brewery — 2.4%
Anheuser-Busch InBev NV	3,905	415,049
Asahi Group Holdings, Ltd.	4,600	129,469

		544,518

Building Products-Cement — 0.5%
Vulcan Materials Co.	1,770	105,173

Building-Residential/Commercial — 0.4%
Daiwa House Industry Co., Ltd.	5,000	96,620

Casino Hotels — 0.5%
MGM China Holdings, Ltd.	23,850	101,960

Chemicals-Specialty — 0.4%
Brenntag AG	446	82,677

Commercial Services-Finance — 2.1%
Alliance Data Systems Corp.†	200	52,586
Equifax, Inc.	2,500	172,725
MasterCard, Inc., Class A	285	238,106

		463,417

Security Description	Shares	Value (Note 2)

Computer Services — 2.2%
Accenture PLC, Class A	2,700	$221,994
Cap Gemini SA	2,728	184,380
Nomura Research Institute, Ltd.	2,400	75,549

		481,923

Computers — 0.6%
Lenovo Group, Ltd.	110,000	133,771

Computers-Memory Devices — 1.4%
EMC Corp.	7,950	199,943
NetApp, Inc.	2,700	111,078

		311,021

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	2,292	172,633

Distribution/Wholesale — 0.2%
LKQ Corp.†	1,660	54,614

Diversified Banking Institutions — 4.3%
BNP Paribas SA	2,184	170,206
Citigroup, Inc.	5,870	305,886
Mitsubishi UFJ Financial Group, Inc.	36,780	242,383
Societe Generale SA	3,553	206,365
UniCredit SpA	4,804	35,556

		960,396

Diversified Financial Services — 1.0%
Julius Baer Group, Ltd.	4,717	226,530

Diversified Manufacturing Operations — 1.2%
Parker Hannifin Corp.	2,030	261,139

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	325	129,607
Rakuten, Inc.	6,000	89,108

		218,715

E-Marketing/Info — 0.1%
CyberAgent, Inc.	600	24,385

Electric Products-Misc. — 0.6%
AMETEK, Inc.	2,580	135,889

Electronic Components-Semiconductors — 1.1%
Rohm Co., Ltd.	1,500	72,928
SK Hynix, Inc.†	5,150	179,580

		252,508

Electronic Parts Distribution — 0.9%
Rexel SA	7,416	194,607

Engines-Internal Combustion — 0.6%
Cummins, Inc.	990	139,560

Finance-Investment Banker/Broker — 0.5%
Nomura Holdings, Inc.	15,700	120,609

Finance-Leasing Companies — 0.7%
ORIX Corp.	8,600	150,833

Finance-Other Services — 0.8%
IntercontinentalExchange Group, Inc.	600	134,952
Japan Exchange Group, Inc.	1,400	39,736

		174,688

Industrial Gases — 0.9%
Air Liquide SA	1,490	210,719

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Life/Health — 0.5%
T&D Holdings, Inc.	8,160	$113,826

Insurance-Multi-line — 3.0%
Assicurazioni Generali SpA	13,467	316,804
AXA SA	9,809	272,719
Direct Line Insurance Group PLC	19,613	81,065

		670,588

Insurance-Property/Casualty — 0.6%
Tokio Marine Holdings, Inc.	4,300	143,524

Investment Management/Advisor Services — 3.3%
Ameriprise Financial, Inc.	1,790	205,939
Artisan Partners Asset Management, Inc. Class A	1,010	65,842
BlackRock, Inc.	810	256,341
Invesco, Ltd.	2,200	80,080
Virtus Investment Partners, Inc.†	290	58,014
WisdomTree Investments, Inc.†	4,260	75,445

		741,661

Machine Tools & Related Products — 0.1%
THK Co., Ltd.	1,300	32,392

Machinery-Electrical — 0.7%
Mitsubishi Electric Corp.	11,900	149,160

Machinery-General Industrial — 0.9%
Kone Oyj, Class B	1,306	58,931
Wabtec Corp.	1,920	142,598

		201,529

Medical Instruments — 0.4%
Olympus Corp.†	2,600	82,214

Medical-Biomedical/Gene — 3.9%
Amgen, Inc.	1,420	162,107
Arena Pharmaceuticals, Inc.†	6,640	38,844
Celgene Corp.†	1,150	194,304
Gilead Sciences, Inc.†	2,680	201,402
NPS Pharmaceuticals, Inc.†	2,000	60,720
Regeneron Pharmaceuticals, Inc.†	787	216,614

		873,991

Medical-Drugs — 4.5%
Alkermes PLC†	3,481	141,537
Bristol-Myers Squibb Co.	3,588	190,702
Eli Lilly & Co.	3,510	179,010
Merck & Co., Inc.	5,971	298,849
Salix Pharmaceuticals, Ltd.†	400	35,976
Zoetis, Inc.	4,900	160,181

		1,006,255

Medical-HMO — 0.7%
Aetna, Inc.	2,400	164,616

Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	1,400	66,794

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	1,144	184,642

Metal Processors & Fabrication — 0.8%
Assa Abloy AB, Class B	3,355	177,247

Multimedia — 0.3%
Time Warner, Inc.	961	67,001

Security Description		Shares/ Principal Amount(1)	Value (Note 2)

Office Automation & Equipment — 0.7%
Xerox Corp.		12,500	$152,125

Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.		1,890	149,915
Pioneer Natural Resources Co.		515	94,796
Range Resources Corp.		700	59,017

			303,728

Oil Companies-Integrated — 0.5%
Phillips 66		1,533	118,240

Oil-Field Services — 0.8%
Halliburton Co.		3,400	172,550

Paper & Related Products — 0.5%
International Paper Co.		2,234	109,533

Power Converter/Supply Equipment — 1.2%
Schneider Electric SA		3,082	268,810

Publishing-Periodicals — 0.7%
Nielsen Holdings NV		3,347	153,594

Real Estate Investment Trusts — 0.2%
Fibra Uno Administracion SA de CV		17,200	55,474

Real Estate Management/Services — 0.1%
Aeon Mall Co., Ltd.		1,190	33,346

Retail-Apparel/Shoe — 1.0%
Gap, Inc.		2,867	112,042
L Brands, Inc.		1,850	114,423

			226,465

Retail-Building Products — 0.3%
Kingfisher PLC		11,233	71,559

Retail-Discount — 0.3%
Aeon Co., Ltd.		4,600	62,245

Retail-Restaurants — 1.6%
Tim Hortons, Inc.		3,240	189,078
Yum! Brands, Inc.		2,350	177,683

			366,761

Semiconductor Components-Integrated Circuits — 1.5%
NXP Semiconductor NV†		3,764	172,881
QUALCOMM, Inc.		2,290	170,032

			342,913

Telephone-Integrated — 1.2%
KDDI Corp.		4,430	272,169

Television — 0.7%
ProSiebenSat.1 Media AG		3,068	151,943

Transactional Software — 0.1%
Solera Holdings, Inc.		300	21,228

Total Common Stocks (cost $12,790,769)			15,425,478

FOREIGN GOVERNMENT AGENCIES — 23.8%
Sovereign — 23.8%
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	6,521
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	31,287

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	15,000	$11,738
Government of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	22,713
Government of Australia Senior Notes 4.75% due 06/15/2016	AUD	85,000	79,415
Government of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	22,926
Government of Australia Senior Notes 5.50% due 01/21/2018	AUD	90,000	87,286
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	169,820
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	175,222
Government of Canada Bonds 1.25% due 03/01/2018	CAD	75,000	69,012
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	47,382
Government of Canada Bonds 1.50% due 03/01/2017	CAD	65,000	61,422
Government of Canada Bonds 1.50% due 06/01/2023	CAD	15,000	12,641
Government of Canada Bonds 2.25% due 08/01/2014	CAD	120,000	113,796
Government of Canada Bonds 2.75% due 06/01/2022	CAD	15,000	14,216
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	26,759
Government of Canada Bonds 4.25% due 06/01/2018	CAD	20,000	20,743
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	109,783
Government of Finland Senior Notes 2.75% due 07/04/2028*	EUR	5,000	6,955
Government of Japan Senior Notes 0.20% due 12/20/2017	JPY	2,500,000	23,745
Government of Japan Senior Notes 0.30% due 03/20/2017	JPY	3,650,000	34,819
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	3,800,000	36,189

Security Description		Principal Amount(1)	Value (Note 2)

Sovereign (continued)
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	5,450,000	$52,293
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	1,700,000	16,264
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	900,000	8,639
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	850,000	8,319
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	950,000	9,171
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	400,000	4,038
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	77,299
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	3,100,000	33,767
Government of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	170,137
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	30,878
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	155,000	31,556
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	112,575
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	215,000	45,928
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	114,327
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	475,000	130,721
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	12,271
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	225,000	34,101
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	84,283
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	600,000	106,625
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	145,984

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	$141,632
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	14,805
Kingdom of Spain Senior Notes 4.90% due 07/30/2040	EUR	10,000	13,649
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	10,000	15,613
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	490,000	69,453
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	24,415
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	295,000	49,953
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	140,000	22,664
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	710,000	119,437
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,150,000	211,445
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	23,205
Republic of France Bonds 1.00% due 11/25/2018	EUR	15,000	20,415
Republic of France Bonds 1.75% due 05/25/2023	EUR	25,000	32,619
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	49,291
Republic of France Bonds 4.50% due 04/25/2041	EUR	10,000	16,529
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	30,970
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	7,626
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	42,303
Republic of Italy Bonds 3.50% due 06/01/2014	EUR	20,000	27,813
Republic of Italy Bonds 4.50% due 03/01/2019	EUR	20,000	29,732

Security Description		Principal Amount(1)	Value (Note 2)

Sovereign (continued)
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	10,000	$14,401
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	6,798
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	15,000	24,026
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	86,716
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	200,000	71,629
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	400,000	146,079
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	120,000	100,378
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	22,373
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	330,000	274,248
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,180,000	82,892
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	540,000	48,958
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	775,000	73,193
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	1,745,000	173,457
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,000,000	112,332
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	720,000	76,653
Societe de Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*		100,000	101,020
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	217,913
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	252,098
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	36,480
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	13,307

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	$10,846

Total Foreign Government Agencies (cost $5,411,480)			5,322,932

FOREIGN GOVERNMENT TREASURIES — 2.1%
Sovereign — 2.1%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	40,000	64,413
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	25,000	37,821
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	60,000	101,833
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	25,000	38,689
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	5,000	8,486
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	36,000	68,165
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	3,000	5,665
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	35,000	67,404
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	68,767

Total Foreign Government Treasuries
(cost $424,467)			461,243

U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Bonds — 0.2%
2.88% due 05/15/2043		20,000	16,209
4.25% due 05/15/2039		25,000	26,660

			42,869

United States Treasury Notes — 1.3%
0.88% due 12/31/2016		25,000	25,055
1.50% due 08/31/2018		20,000	19,898
2.50% due 03/31/2015		200,000	205,680
2.75% due 11/15/2023		40,000	39,131

			289,764

Total U.S. Government Treasuries (cost $336,948)			332,633

Total Long-Term Investment Securities (cost $18,963,664)			21,542,286

Security Description	Principal Amount(1)	Value (Note 2)

REPURCHASE AGREEMENTS — 4.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$245,000	$245,000
Barclays Capital PLC Joint Repurchase Agreement(3)	170,000	170,000
BNP Paribas SA Joint Repurchase Agreement(3)	170,000	170,000
Deutsche Bank AG Joint Repurchase Agreement(3)	195,000	195,000
UBS Securities LLC Joint Repurchase Agreement(3)	145,000	145,000

Total Repurchase Agreements (cost $925,000)		925,000

TOTAL INVESTMENTS (cost $19,888,664)(4)	100.5%	22,467,286
Liabilities in excess of other assets	(0.5)	(113,088)

NET ASSETS	100.0%	$22,354,198

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $181,127 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $230,516 representing 1.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ADR—	American Depository Receipt
GDR	— Global Depository Receipt
AUD	— Australian Dollar
CAD	—Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
2	Short	E-Mini MSCI EAFE Index	March 2014	$182,196	$191,780	$(9,584)
2	Short	S&P 500 E-Mini Index	March 2014	176,840	184,110	(7,270)
1	Long	U.S. Treasury 5 Year Note	March 2014	120,938	119,313	(1,625)

						$(18,479)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	CHF	47,000	USD	51,419	01/17/2014	$—	$(1,274)
	DKK	2,151,000	USD	390,565	01/17/2014	—	(6,139)
	NOK	40,000	USD	6,541	01/17/2014	—	(50)
	NZD	5,000	USD	4,096	01/17/2014	—	(13)
	USD	320,340	CHF	293,000	01/17/2014	8,147	—
	USD	6,576	NZD	8,000	01/17/2014	—	(2)
	USD	6,011	SEK	40,000	01/17/2014	207	—

						8,354	(7,478)

Bank of Montreal	CAD	542,000	USD	513,885	01/17/2014	3,830	—
	USD	332,793	CAD	351,000	01/17/2014	—	(2,480)

						3,830	(2,480)

Barclays Bank PLC	NZD	15,000	USD	12,371	01/17/2014	44	—

BNP Paribas SA	NZD	1,000	USD	820	01/17/2014	—	(2)

Citibank N.A.	EUR	25,000	USD	34,051	01/17/2014	—	(342)
	GBP	285,000	USD	461,666	01/17/2014	—	(10,236)
	NOK	40,000	USD	6,536	01/17/2014	—	(56)
	USD	17,793	EUR	13,000	01/17/2014	91	—
	USD	325,596	GBP	201,000	01/17/2014	7,219	—
	USD	6,464	SEK	43,000	01/17/2014	220	—

						7,530	(10,634)

Commonwealth Bank of Australia	USD	2,453	NZD	3,000	01/17/2014	12	—

Credit Suisse International	MXN	21,000	USD	1,613	01/17/2014	7	—
	USD	38,347	EUR	28,000	01/17/2014	173	—

						180	—

Deutsche Bank AG London	JPY	2,724,000	USD	26,601	01/17/2014	734	—
	NOK	3,042,000	USD	497,640	01/17/2014	—	(3,639)
	USD	22,885	MXN	300,000	01/17/2014	66	—
	USD	95,536	NOK	584,000	01/17/2014	699	—

						1,499	(3,639)

Goldman Sachs International	EUR	5,000	USD	6,767	01/17/2014	—	(112)
	MXN	59,000	USD	4,536	01/17/2014	22	—
	NOK	60,000	USD	9,739	01/17/2014	—	(148)
	SEK	3,680,000	USD	552,577	01/17/2014	—	(19,437)
	USD	4,667	JPY	475,000	01/17/2014	—	(156)

						22	(19,853)

64

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	HKD	133,000	USD	17,159	01/17/2014	$8	$—
	MXN	7,588,000	USD	579,221	01/17/2014	—	(1,288)
	USD	4,668	JPY	475,000	01/17/2014	—	(157)
	USD	10,046	MXN	130,000	01/17/2014	—	(100)
	USD	2,454	NZD	3,000	01/17/2014	11	—
	ZAR	141,000	USD	13,489	01/17/2014	75	—

						94	(1,545)

JPMorgan Chase Bank	AUD	102,000	USD	91,154	01/17/2014	161	—
	CNY	625,000	USD	101,604	04/23/2014	—	(664)
	DKK	254,000	USD	46,387	01/17/2014	—	(457)
	EUR	5,000	USD	6,755	01/17/2014	—	(124)
	GBP	5,000	USD	8,203	01/17/2014	—	(76)
	JPY	1,500,000	USD	14,687	01/17/2014	442	—
	KRW	217,700,000	USD	207,432	01/17/2014	942	—
	NOK	154,000	USD	25,193	01/17/2014	—	(183)
	SEK	34,000	USD	5,198	01/17/2014	—	(87)
	SGD	15,000	USD	11,994	01/17/2014	107	—
	USD	20,603	EUR	15,000	01/17/2014	32	—
	USD	114,528	GBP	70,000	01/17/2014	1,378	—
	USD	41,327	INR	2,640,000	01/17/2014	1,236	—
	USD	31,502	JPY	3,247,000	01/17/2014	—	(667)
	USD	10,626	NZD	13,000	01/17/2014	57	—
	USD	23,740	SEK	156,000	01/17/2014	508	—
	USD	192,574	TWD	5,679,000	01/17/2014	—	(2,111)
	USD	10,746	ZAR	110,000	01/17/2014	—	(281)
	USD	103,220	CNY	625,000	04/23/2014	—	(952)

						4,863	(5,602)

Morgan Stanley and Co. International PLC	AUD	13,000	USD	11,791	01/17/2014	194	—
	EUR	1,477,000	USD	1,994,263	01/17/2014	—	(37,632)
	MXN	60,000	USD	4,595	01/17/2014	5	—
	USD	180,666	BRL	419,000	01/03/2014	—	(3,067)
	USD	8,182	GBP	5,000	01/17/2014	97	—
	USD	18,346	JPY	1,900,000	01/17/2014	—	(303)
	USD	12,657	MXN	167,000	01/17/2014	120	—
	USD	6,586	NZD	8,000	01/17/2014	—	(12)

						416	(41,014)

National Australia Bank, Ltd.	USD	241,331	EUR	175,000	01/17/2014	—	(586)
	USD	2,455	NZD	3,000	01/17/2014	10	—

						10	(586)

Royal Bank of Canada	CAD	20,000	USD	18,890	01/17/2014	68	—
	JPY	164,396,000	USD	1,624,894	01/17/2014	63,753	—
	USD	27,329	CAD	29,000	01/17/2014	—	(38)
	USD	9,248	JPY	950,000	01/17/2014	—	(227)
	USD	3,276	MXN	43,000	01/17/2014	14	—

						63,835	(265)

65

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland PLC	PLN	1,445,000	USD	462,570	01/17/2014	$—	$(15,318)
	USD	32,254	ILS	115,000	01/17/2014	860	—
	USD	101,281	ZAR	1,035,000	01/17/2014	—	(2,813)
	USD	62,005	MYR	200,000	01/21/2014	—	(1,005)
	ZAR	6,029,000	USD	589,976	01/17/2014	16,386	—

						17,246	(19,136)

Standard Chartered Bank	CLP	5,100,000	USD	9,661	01/17/2014	—	(29)
	USD	2,456	NZD	3,000	01/17/2014	9	—

						9	(29)

State Street Bank and Trust Company	AUD	540,000	USD	497,439	01/17/2014	15,715	—
	USD	403,479	AUD	438,000	01/17/2014	—	(12,747)
	USD	9,203	SEK	60,000	01/17/2014	124	—

						15,839	(12,747)

Toronto Dominion Bank	CAD	10,000	USD	9,420	01/17/2014	9	—

UBS AG	BRL	419,000	USD	176,387	01/03/2014	—	(1,212)
	EUR	33,000	USD	45,129	01/17/2014	—	(268)
	JPY	500,000	USD	4,883	01/17/2014	135	—
	SGD	517,000	USD	413,544	01/17/2014	3,862	—
	USD	131,214	CNY	805,000	01/17/2014	1,325	—
	USD	9,661	JPY	1,000,000	01/17/2014	—	(164)
	USD	275,176	KRW	292,930,000	01/17/2014	2,670	—
	USD	44,577	RUB	1,486,000	01/17/2014	516	—
	USD	159,978	SGD	200,000	01/17/2014	—	(1,494)
	USD	174,958	BRL	419,000	02/04/2014	1,214	—

						9,722	(3,138)

Westpac Banking Corp.	NZD	20,000	USD	16,248	01/17/2014	—	(187)

Net Unrealized Appreciation/(Depreciation)						$133,514	$(128,335)

AUD	—Australian Dollar	GBP	—British Pound Sterling	NOK	—Norwegian Krone
BRL	—Brazilian Real	HKD	—Hong Kong Dollar	NZD	—New Zealand Dollar
CAD	—Canadian Dollar	ILS	—Israeli Shekel	PLN	—Polish Zloty
CHF	—Swiss Franc	INR	—Indian Rupee	RUB	—Russian Ruble
CLP	—Columbian Peso	JPY	—Japanese Yen	SEK	—Swedish Krona
CNY	—Yuan (Chinese) Renminbi	KRW	—South Korean Won	SGD	—Singapore Dollar
DKK	—Danish Krone	MXN	—Mexican Peso	TWD	—Taiwan Dollar
EUR	—Euro	MYR	—Malaysian Ringgit	USD	—United States Dollar
				ZAR	—South African Rand

66

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$15,425,478	$—	$—	$15,425,478
Foreign Government Agencies:
Sovereign	—	5,322,932	—	5,322,932
Foreign Government Treasuries	—	461,243	—	461,243
U.S. Government Treasuries	—	332,633	—	332,633
Repurchase Agreements	—	925,000	—	925,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts — Appreciation	—	133,514	—	133,514

Total	$15,425,478	$7,175,322	$—	$22,600,800

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$18,479	$—	$—	$18,479
Open Forward Foreign Currency Contracts — Depreciation	—	128,335	—	128,335

Total	$18,479	$128,335	$—	$146,814

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,645,407 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2013

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,254,336,883	$225,535,912
Repurchase agreements (cost approximates value)	211,305,000	5,830,000

Total investments	1,465,641,883	231,365,912

Cash	1,289	36,847
Foreign cash*	—	—
Due from broker@	—	—
Receivable for:
Fund shares sold	45,477,443	327,041
Dividends and interest	4,757,947	929,590
Investments sold	56,383,997	384,320
Prepaid expenses and other assets	11,206	4,317
Due from investment adviser for expense reimbursements/fee waivers	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—

Total assets	1,572,273,765	233,048,027

LIABILITIES:
Payable for:
Fund shares redeemed	77,589	103,523
Investments purchased	252,936,650	328,425
Investment advisory and management fees	563,483	127,347
Service fees — Class 2	6,145	2,283
Service fees — Class 3	163,624	11,351
Transfer agent fees and expenses	149	139
Trustees’ fees and expenses	8,249	1,757
Other accrued expenses	179,667	77,450
Variation margin on futures contracts	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Forward sales contracts, at value#	40,832,340	—

Total liabilities	294,767,896	652,275

Net Assets	$1,277,505,869	$232,395,752

NET ASSETS REPRESENTED BY:
Capital paid-in	1,253,672,244	178,049,697
Accumulated undistributed net investment income (loss)	21,904,677	5,220,687
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(15,215,466)	5,502,876
Unrealized appreciation (depreciation) on investments	17,088,305	43,622,374
Unrealized appreciation (depreciation) on futures contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	118
Unrealized appreciation (depreciation) on forward sales contracts	56,109	—

NET ASSETS	$1,277,505,869	$232,395,752

Class 1 (unlimited shares authorized):
Net assets	$421,167,243	$159,637,994
Shares of beneficial interest issued and outstanding	28,621,927	9,850,046
Net asset value, offering and redemption price per share	$14.71	$16.21

Class 2 (unlimited shares authorized):
Net assets	$49,484,219	$18,073,969
Shares of beneficial interest issued and outstanding	3,362,109	1,116,815
Net asset value, offering and redemption price per share	$14.72	$16.18

Class 3 (unlimited shares authorized):
Net assets	$806,854,407	$54,683,789
Shares of beneficial interest issued and outstanding	55,016,163	3,391,606
Net asset value, offering and redemption price per share	$14.67	$16.12

* Cost
Investments (unaffiliated)	$1,237,248,578	$181,913,538

Foreign cash	$—	$—

# Proceeds from forward sales contracts	$40,888,449	$—

@	See Note 2

See Notes to Financial Statements

68

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi- Asset Portfolio

$103,876,866	$545,386,032	$1,282,880,571	$229,685,970	$22,372,574	$21,542,286
1,980,000	15,950,000	20,755,000	3,115,000	2,120,000	925,000

105,856,866	561,336,032	1,303,635,571	232,800,970	24,492,574	22,467,286

1,570	5,272	2,546	3,825	2,785	1,006
—	—	22	1,685	—	2,178
—	—	—	—	30,175	19,225

109,787	232,917	149,534	2,019,558	—	12,614
115,070	335,147	272,444	72,768	45,224	79,048
—	1,365,622	1,681,765	1,620,232	39,488	15,628
2,893	4,984	12,994	5,575	2,397	2,003
—	—	—	—	10,358	—
—	—	—	—	172	—
—	—	—	—	—	133,514

106,086,186	563,279,974	1,305,754,876	236,524,613	24,623,173	22,732,502

9,293	5,086,927	11,441,735	54,727	3,684	965
521,864	962,433	2,494,124	1,365,443	1,778,411	159,909
59,592	324,893	755,446	143,959	19,089	18,685
—	3,442	7,480	1,683	—	—
—	27,070	131,001	24,695	24	—
234	159	282	347	336	119
342	5,541	11,190	1,676	954	665
48,506	88,089	161,356	64,871	51,462	68,343
—	—	—	—	2,240	1,283
—	—	—	—	—	128,335
—	—	—	—	—	—

639,831	6,498,554	15,002,614	1,657,401	1,856,200	378,304

$105,446,355	$556,781,420	$1,290,752,262	$234,867,212	$22,766,973	$22,354,198

85,877,054	467,702,755	774,053,785	239,072,318	19,683,916	17,114,311
704,032	3,244,639	(9,812)	1,964,189	217,461	(258,072)
3,455,090	(30,665,645)	230,307,153	(20,676,090)	(505,516)	2,932,665
15,410,179	116,499,671	286,401,136	14,506,658	3,393,979	2,578,622
—	—	—	—	(22,867)	(18,479)
—	—	—	137	—	5,151
—	—	—	—	—	—

$105,446,355	$556,781,420	$1,290,752,262	$234,867,212	$22,766,973	$22,354,198

$105,446,355	$403,439,487	$605,894,416	$100,571,858	$22,650,828	$22,354,198
9,315,559	13,748,352	12,304,654	4,245,521	3,010,908	2,349,204
$11.32	$29.34	$49.24	$23.69	$7.52	$9.52

$—	$27,163,206	$59,470,126	$13,767,425	$—	$—
—	925,641	1,230,537	583,187	—	—
$—	$29.35	$48.33	$23.61	$—	$—

$—	$126,178,727	$625,387,720	$120,527,929	$116,145	$—
—	4,308,116	13,099,496	5,131,637	15,479	—
$—	$29.29	$47.74	$23.49	$7.50	$—

$88,466,687	$428,886,361	$996,479,435	$215,179,312	$18,978,595	$18,963,664

$—	$—	$22	$1,683	$—	$2,170

$—	$—	$—	$—	$—	$—

69

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2013

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$3,944,810
Interest (unaffiliated)	23,993,306	3,052,840

Total investment income*	23,993,306	6,997,650

EXPENSES:
Investment advisory and management fees	6,493,753	1,487,178
Service fee
Class 2	80,969	26,662
Class 3	1,951,450	120,775
Transfer agent fees and expenses	2,488	1,590
Custodian and accounting fees	295,038	169,532
Reports to shareholders	146,650	27,195
Audit and tax fees	44,114	46,192
Legal fees	28,519	11,969
Trustees’ fees and expenses	64,190	11,988
Interest expense	43	—
Other expenses	24,231	34,594

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	9,131,445	1,937,675
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—
Fees paid indirectly (Note 4)	—	(471)

Net expenses	9,131,445	1,937,204

Net investment income (loss)	14,861,861	5,060,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(5,813,983)	13,678,951
Net realized gain (loss) on futures contracts and written option contracts	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,212)

Net realized gain (loss) on investments and foreign currencies	(5,813,983)	13,677,739

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(37,353,692)	18,454,642
Change in unrealized appreciation (depreciation) on futures contracts and written option contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	210
Change in unrealized appreciation (depreciation) on forward sales contracts	440,237	—

Net unrealized gain (loss) on investments and foreign currencies	(36,913,455)	18,454,852

Net realized and unrealized gain (loss) on investments and foreign currencies	(42,727,438)	32,132,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,865,577)	$37,193,037

* Net of foreign withholding taxes on interest and dividends of	$(966)	$95,872

See Notes to Financial Statements

70

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi- Asset Portfolio	Strategic Multi-Asset Portfolio

$1,294,559	$7,035,728	$6,251,111	$3,708,740	$266,825	$292,875
1,215	8,840	22,473	2,879	168,306	207,808

1,295,774	7,044,568	6,273,584	3,711,619	435,131	500,683

480,123	3,323,057	8,281,812	1,689,121	222,335	217,647

—	39,689	86,764	20,968	—	—
—	308,840	1,452,600	307,403	269	—
841	2,502	2,257	2,161	1,282	739
40,010	126,555	243,676	93,622	49,069	89,040
8,532	36,485	148,923	27,026	5,617	2,492
35,438	35,372	36,954	35,871	39,434	47,807
9,143	15,278	27,518	11,135	7,626	8,086
2,958	22,949	60,403	11,974	1,182	1,151
—	—	—	142	—	—
15,027	23,674	50,366	19,897	14,834	25,470

592,072	3,934,401	10,391,273	2,219,320	341,648	392,432
—	—	—	—	(96,814)	—
(558)	(5,478)	(41,753)	(1,582)	(117)	(447)

591,514	3,928,923	10,349,520	2,217,738	244,717	391,985

704,260	3,115,645	(4,075,936)	1,493,881	190,414	108,698

4,895,112	50,597,270	237,222,835	(4,481,926)	1,773,715	3,034,779
—	—	—	—	(23,686)	56,427
—	—	7,664	(2,079)	—	53,131

4,895,112	50,597,270	237,230,499	(4,484,005)	1,750,029	3,144,337

13,771,234	86,534,714	125,121,375	15,990,247	1,708,099	568,597
—	—	—	—	(18,297)	(16,479)
—	—	1	181	—	98,400
—	—	—	—	—	—

13,771,234	86,534,714	125,121,376	15,990,428	1,689,802	650,518

18,666,346	137,131,984	362,351,875	11,506,423	3,439,831	3,794,855

$19,370,606	$140,247,629	$358,275,939	$13,000,304	$3,630,245	$3,903,553

$3,938	$37,351	$64,277	$209,371	$1,674	$17,682

71

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the year ended December 31, 2013	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$14,861,861	$19,056,061
Net realized gain (loss) on investments and foreign currencies	(5,813,983)	19,578,424
Net unrealized gain (loss) on investments and foreign currencies	(36,913,455)	955,827

Net increase (decrease) in net assets resulting from operations	(27,865,577)	39,590,312

Distributions to shareholders from:
Net investment income — Class 1	(9,428,479)	(6,794,563)
Net investment income — Class 2	(1,166,745)	(1,328,156)
Net investment income — Class 3	(17,206,144)	(16,009,509)
Net realized gain on securities — Class 1	(3,631,121)	(4,036,792)
Net realized gain on securities — Class 2	(486,740)	(854,071)
Net realized gain on securities — Class 3	(7,369,966)	(10,596,454)

Total distributions to shareholders	(39,289,195)	(39,619,545)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	159,721,502	120,965,016

Total increase (decrease) in net assets	92,566,730	120,935,783

NET ASSETS:
Beginning of period	1,184,939,139	1,064,003,356

End of period†	$1,277,505,869	$1,184,939,139

† Includes accumulated undistributed net investment income (loss)	$21,904,677	$26,482,054

See Notes to Financial Statements

72

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2012

$5,060,446	$5,826,333	$704,260	$203,816	$3,115,645	$3,439,358
13,677,739	5,930,175	4,895,112	429,035	50,597,270	12,247,514
18,454,852	13,497,398	13,771,234	1,386,787	86,534,714	32,522,453

37,193,037	25,253,906	19,370,606	2,019,638	140,247,629	48,209,325

(4,465,507)	(4,926,993)	(203,675)	—	(2,618,467)	(1,293,628)
(462,207)	(501,958)	—	—	(162,804)	(108,385)
(1,302,658)	(1,207,216)	—	—	(655,097)	(353,872)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(6,230,372)	(6,636,167)	(203,675)	—	(3,436,368)	(1,755,885)

(18,396,245)	(23,461,338)	47,008,552	29,802,101	31,990,725	737,939

12,566,420	(4,843,599)	66,175,483	31,821,739	168,801,986	47,191,379

219,829,332	224,672,931	39,270,872	7,449,133	387,979,434	340,788,055

$232,395,752	$219,829,332	$105,446,355	$39,270,872	$556,781,420	$387,979,434

$5,220,687	$6,112,524	$704,032	$203,187	$3,244,639	$3,427,859

73

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio
	For the year ended December 31, 2013	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(4,075,936)	$(3,267,857)
Net realized gain (loss) on investments and foreign currencies	237,230,499	138,023,880
Net unrealized gain (loss) on investments and foreign currencies	125,121,376	93,606,006

Net increase (decrease) in net assets resulting from operations	358,275,939	228,362,029

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	(60,620,955)	(20,248,496)
Net realized gain on securities — Class 2	(6,492,067)	(2,446,542)
Net realized gain on securities — Class 3	(66,764,607)	(23,499,636)

Total distributions to shareholders	(133,877,629)	(46,194,674)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,731,158)	(100,496,391)

Total increase (decrease) in net assets	219,667,152	81,670,964

NET ASSETS:
Beginning of period	1,071,085,110	989,414,146

End of period†	$1,290,752,262	$1,071,085,110

† Includes accumulated undistributed net investment income (loss)	$(9,812)	$(16,337)

See Notes to Financial Statements

74

Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2012

$1,493,881	$2,369,602	$190,414	$207,770	$108,698	$118,383
(4,484,005)	(13,135,298)	1,750,029	1,266,947	3,144,337	1,297,520
15,990,428	18,652,035	1,689,802	669,121	650,518	1,604,331

13,000,304	7,886,339	3,630,245	2,143,838	3,903,553	3,020,234

(878,635)	(890,355)	(234,735)	(198,946)	(504,755)	(527,384)
(112,124)	(133,613)	—	—	—	—
(876,329)	(1,092,760)	(1,113)	—	—	—
—	(7,695,993)	—	—	(143,783)	—
—	(1,442,429)	—	—	—	—
—	(12,995,684)	—	—	—	—

(1,867,088)	(24,250,834)	(235,848)	(198,946)	(648,538)	(527,384)

(6,814,074)	7,505,936	(2,840,521)	(3,137,182)	(2,216,415)	(2,266,143)

4,319,142	(8,858,559)	553,876	(1,192,290)	1,038,600	226,707

230,548,070	239,406,629	22,213,097	23,405,387	21,315,598	21,088,891

$234,867,212	$230,548,070	$22,766,973	$22,213,097	$22,354,198	$21,315,598

$1,964,189	$2,339,475	$217,461	$252,275	$(258,072)	$(27,141)

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (formerly SunAmerica Asset Management Corp.*) (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and high current income by investing at least 65% of total assets in core equity securities. “Core Equity Securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and

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*	Effective upon the close of business on December 31, 2013, SunAmerica Asset Management, Corp was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios

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may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended December 31, 2013, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of December 31, 2013, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may

78

involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended December 31, 2013, the Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of December 31, 2013, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At December 31, 2013, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended December 31, 2013, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of December 31, 2013, the Capital Appreciation Portfolio had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the

79

counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the year ended December 31, 2013, none of the Portfolios had transactions in options written.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2013. For a detailed presentation of derivatives held as of December 31, 2013, please refer to the Portfolio of Investments.

	Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Call and put options purchased, at value	$0	Call and put options purchased, at value	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(4)(5)	Net realized gain (loss) on purchased options contracts/Change in unrealized appreciation (depreciation) on purchased options contracts	$(2,497,656)	$(822,689)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $134,892.
(3)	Purchased options contracts are included in Investments at value (unaffiliated).
(4)	Net realized gain (loss) on purchased options is included in net realized gain (loss) on investments (unaffiliated) line of the Statements of Operations.
(5)	The change in unrealized appreciation (depreciation) on purchased options is included in change in unrealized appreciation (depreciation) on investments (unaffiliated) line of the Statements of Operations.

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	Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,240
Interest rate contracts (3)(4)	Variation margin on futures contracts	172	Variation margin on futures contracts	—

		$172		$2,240

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(35,717)	$(19,070)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	12,031	773

		$(23,686)	$(18,297)

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $300,428.
(3)	The average value outstanding for interest rate futures was $354,777.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(22,867) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,190
Interest rate contracts (3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	93
Foreign exchange contracts (4)	Unrealized appreciation on forward foreign currency contracts	133,514	Unrealized depreciation on forward foreign currency contracts	128,335

		$133,514		$129,618

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$44,761	$(16,867)
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	11,666	388
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	73,527	99,639

		$129,954	$83,160

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $231,867.
(3)	The average value outstanding for interest rate futures was $326,329.
(4)	The average notional amount outstanding for forward foreign currency contracts was $13,236,453.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(18,479) as reported in the Portfolio of Investments.

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As of December 31, 2013, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable:

Assets:	Government and Quality Bond Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements subject to a master netting arrangement or similar arrangement.	$211,305,000	$—	$211,305,000

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America Securities LLC	$53,380,000	$(53,380,000)	$—	$—
Barclays Capital PLC	39,480,000	(39,480,000)	—	—
BNP Paribas SA	39,480,000	(39,480,000)	—	—
Deutsche Bank AG	45,405,000	(45,405,000)	—	—
UBS Securities LLC	33,560,000	(33,560,000)	—	—

	$211,305,000	$(211,305,000)	$—	$—

Assets:	Asset Allocation Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements subject to a master netting arrangement or similar arrangement.	$5,830,000	$—	$5,830,000

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
State Street Bank and Trust Company	$5,830,000	$(5,830,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

82

Assets:	Growth and Income Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements subject to a master netting arrangement or similar arrangement.	$1,980,000	$—	$1,980,000

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America Securities LLC	$515,000	$(515,000)	$—	$—
Barclays Capital PLC	365,000	(365,000)	—	—
BNP Paribas SA	365,000	(365,000)	—	—
Deutsche Bank AG	425,000	(425,000)	—	—
UBS Securities LLC	310,000	(310,000)	—	—

	$1,980,000	$(1,980,000)	$—	$—

Assets:	Growth Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements subject to a master netting arrangement or similar arrangement.	$15,950,000	$—	$15,950,000

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America Securities LLC	$4,035,000	$(4,035,000)	$—	$—
Barclays Capital PLC	2,980,000	(2,980,000)	—	—
BNP Paribas SA	2,980,000	(2,980,000)	—	—
Deutsche Bank AG	3,425,000	(3,425,000)	—	—
UBS Securities LLC	2,530,000	(2,530,000)	—	—

	$15,950,000	$(15,950,000)	$—	$—

Assets:	Capital Appreciation Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$0	$—	$0

Repurchase Agreements subject to a master netting arrangement or similar arrangement.	20,755,000	—	20,755,000

Total	$20,755,000	$—	$20,755,000

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

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	Capital Appreciation Portfolio
	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America Securities LLC	$5,255,000	$(5,255,000)	$—	$—
Barclays Capital PLC	3,875,000	(3,875,000)	—	—
BNP Paribas SA	3,875,000	(3,875,000)	—	—
Deutsche Bank AG	4,455,000	(4,455,000)	—	—
UBS Securities LLC	3,295,000	(3,295,000)	—	—

	$20,755,000	$(20,755,000)	$—	$—

Assets:	Natural Resources Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements subject to a master netting arrangement or similar arrangement.	$3,115,000	$—	$3,115,000

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America Securities LLC	$800,000	$(800,000)	$—	$—
Barclays Capital PLC	580,000	(580,000)	—	—
BNP Paribas SA	580,000	(580,000)	—	—
Deutsche Bank AG	665,000	(665,000)	—	—
UBS Securities LLC	490,000	(490,000)	—	—

	$3,115,000	$(3,115,000)	$—	$—

Assets:	Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Derivatives:
Interest rate contracts
Exchange traded	$172	$—	$172

Total derivatives, subject to a master netting arrangement or similar arrangement	172	—	172

Repurchase Agreements subject to a master netting arrangement or similar arrangement.	2,120,000	—	2,120,000

Total	$2,120,172	$—	$2,120,172

	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America Securities LLC	$540,000	$(540,000)	$—	$—
Barclays Capital PLC	395,000	(395,000)	—	—
BNP Paribas SA	395,000	(395,000)	—	—
Deutsche Bank AG	455,000	(455,000)	—	—
Goldman Sachs & Co.*	172	(172)	—	—
UBS Securities LLC	335,000	(335,000)	—	—

	$2,120,172	$(2,120,172)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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Liabilities:	Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Derivatives:
Equity contracts
Exchange traded	$2,240	$—	$2,240

Total derivatives, subject to a master netting arrangement or similar arrangement	$2,240	$—	$2,240

	Net Amount of Liabilities in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
Goldman Sachs & Co.*	$2,240	$(172)	$(2,068)	$—

Assets:	Strategic Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Derivatives:
Foreign exchange contracts
Over the counter	$132,189	$—	$132,189

Total derivatives, subject to a master netting arrangement or similar arrangement	132,189	—	132,189

Total derivatives, not subject to a master netting arrangement or similar arrangement	1,325	—	1,325

Repurchase Agreements subject to a master netting arrangement or similar arrangement.	925,000	—	925,000

Total	$1,058,514	$—	$1,058,514

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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	Strategic Multi-Asset Portfolio
	Net Amount of Assets in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Received@
Bank of America N.A.	$8,354	$(7,478)	$—	$876
Bank of America Securities LLC	245,000	(245,000)	—	—
Bank of Montreal	3,830	(2,480)	—	1,350
Barclays Bank PLC	44	—	—	44
Barclays Capital PLC	170,000	(170,000)	—	—
BNP Paribas SA	170,000	(170,000)	—	—
Citibank N.A.	7,530	(7,530)	—	—
Commonwealth Bank of Australia	12	—	—	12
Credit Suisse International	180	—	—	180
Deutsche Bank AG	195,000	(195,000)	—	—
Deutsche Bank AG London	1,499	(1,499)	—	—
Goldman Sachs International	22	(22)	—	—
HSBC Bank USA	94	(94)	—	—
JPMorgan Chase Bank	4,863	(3,986)	—	877
Morgan Stanley and Co. International PLC	416	(416)	—	—
National Australia Bank, Ltd.	10	(10)	—	—
Royal Bank of Canada	63,835	(265)	—	63,570
Royal Bank of Scotland PLC	17,246	(17,246)	—	—
Standard Chartered Bank	9	(9)	—	—
State Street Bank and Trust Company	15,839	(12,747)	—	3,092
Toronto Dominion Bank	9	—	—	9
UBS AG	8,397	(3,138)	—	5,259
UBS Securities LLC	145,000	(145,000)	—	—

	$1,057,189	$(981,920)	$—	$75,269

Liabilities:	Strategic Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Derivatives:
Equity contracts
Exchange traded	$1,190	$—	$1,190
Foreign exchange contracts
Over the counter	126,719	—	126,719
Interest rate contracts
Exchange traded	93	—	93

Total derivatives, subject to a master netting arrangement or similar arrangement	128,002	—	128,002

Total derivatives, not subject to a master netting arrangement or similar arrangement	1,616	—	1,616

Total derivatives	$129,618	$—	$129,618

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

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	Strategic Multi-Asset Portfolio
	Net Amount of Liabilities in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount#
Counterparty:		Financial Instruments@	Collateral Pledged@
Bank of America N.A.	$7,478	$(7,478)	$—	$—
Bank of Montreal	2,480	(2,480)	—	—
BNP Paribas SA	2	(2)	—	—
Citibank N.A.	10,634	(7,530)	—	3,104
Deutsche Bank AG London	3,639	(1,499)	—	2,140
Goldman Sachs & Co. *	1,283	—	(1,283)	—
Goldman Sachs International	19,853	(22)	—	19,831
HSBC Bank USA	1,545	(94)	—	1,451
JPMorgan Chase Bank	3,986	(3,986)	—	—
Morgan Stanley and Co. International PLC	41,014	(416)	—	40,598
National Australia Bank, Ltd.	586	(10)	—	576
Royal Bank of Canada	265	(265)	—	—
Royal Bank of Scotland PLC	19,136	(17,246)	—	1,890
Standard Chartered Bank	29	(9)	—	20
State Street Bank and Trust Company	12,747	(12,747)	—	—
UBS AG	3,138	(3,138)	—	—
Westpac Banking Corp.	187	—		187

	$128,002	$(56,922)	$(1,283)	$69,797

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from/due to the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Distributions received from the Portfolio‘s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Portfolios as a reduction to the cost basis of the securities held.

87

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio’s 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of December 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.43%	$53,380,000
Growth and Income	0.38	515,000
Growth	2.98	4,035,000
Capital Appreciation	3.88	5,255,000
Natural Resources	0.59	800,000
Multi-Asset	0.40	540,000
Strategic Multi-Asset	0.18	245,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $135,375,000, a repurchase price of $135,375,008, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	09/30/2018	$100,000,000	$99,250,000
U.S. Treasury Notes	2.38	02/28/2015	8,363,000	8,640,902
U.S. Treasury Notes	2.38	07/31/2017	29,207,000	30,820,687

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As of December 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.50%	$39,480,000
Growth and Income	0.37	365,000
Growth	2.98	2,980,000
Capital Appreciation	3.88	3,875,000
Natural Resources	0.58	580,000
Multi-Asset	0.40	395,000
Strategic Multi-Asset	0.17	170,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,056, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.00%	11/30/2020	$104,482,000	$102,053,838

As of December 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.50%	$39,480,000
Growth and Income	0.37	365,000
Growth	2.98	2,980,000
Capital Appreciation	3.88	3,875,000
Natural Resources	0.58	580,000
Multi-Asset	0.40	395,000
Strategic Multi-Asset	0.17	170,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,028, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	01/31/2014	$101,240,700	$102,124,531

As of December 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.50%	$45,405,000
Growth and Income	0.37	425,000
Growth	2.98	3,425,000
Capital Appreciation	3.88	4,455,000
Natural Resources	0.58	665,000
Multi-Asset	0.40	455,000
Strategic Multi-Asset	0.17	195,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $114,950,000, a repurchase price of $114,950,064, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	04/15/2016	$117,882,000	$117,327,955

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As of December 31, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.50%	$33,560,000
Growth and Income	0.36	310,000
Growth	2.98	2,530,000
Capital Appreciation	3.88	3,295,000
Natural Resources	0.58	490,000
Multi-Asset	0.39	335,000
Strategic Multi-Asset	0.17	145,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $84,955,000, a repurchase price of $84,955,047, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	12/31/2015	$84,075,000	$86,969,702

Mortgage-Backed Dollar Rolls: During the year ended December 31, 2013, the Government and Quality Bond Portfolio and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended December 31, 2013, the Government and Quality Bond Portfolio and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $(2,596,576) and $(500), respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended December 31, 2013, the Government and Quality Bond Portfolio and Multi-Asset Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

New Accounting Pronouncements: In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and
Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%
Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and
Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the year ended December 31, 2013, SAAMCo accrued fees of $22,195,026 from the Trust, of which SAAMCo informed the Trust that $15,277,571 was retained and $6,917,455 was paid to Wellington Management and EDGE, collectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a whollyowned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, for the period ended December 31, 2013, transfer agent fees were paid (see Statements of Operations) based on the aforementioned agreement.

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Effective October 8, 2012 through April 30, 2014, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the Total Annual Portfolio Operating Expenses of the Multi-Asset Portfolio exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, Annual Fund Operating Expenses shall not include extraordinary expenses, as determined under GAAP, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Multi-Asset Portfolio are subject to recoupment from the Multi-Asset Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Multi-Asset Portfolio is able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2014, only with the approval of the Board. For the year ended December 31, 2013, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
Multi Asset — Class 1	$97,003
Multi Asset — Class 3	470

For the year ended December 31, 2013, the amounts recouped by SAAMCo were as follows:

Portfolio	Amount
Multi Asset — Class 1	$656
Multi Asset — Class 3	3

For the year ended December 31, 2013, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Balance Subject to Recoupment
Portfolio	December 31, 2014	December 31, 2015
Multi Asset — Class 1	$39,708	$97,003
Multi Asset — Class 3	170	470

Note 4.   Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended December 31, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$471
Growth and Income	558
Growth	5,478
Capital Appreciation	41,753
Natural Resources	1,582
Multi-Asset	117
Strategic Multi-Asset	447

Note 5.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2013 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$45,802,406	$50,431,018	$120,162,338	$382,691,872	$1,196,166,752	$168,326,715	$9,257,411	$20,290,663
Sales (excluding U.S. government securities)	37,028,728	69,178,187	72,912,524	349,967,774	1,319,137,271	176,913,705	12,510,285	23,335,387
Purchases of U.S. government securities	2,131,751,453	9,646,213	—	—	—	—	6,024,114	408,172
Sales of U.S. government securities	2,141,525,530	9,333,668	—	—	—	—	5,711,682	353,185

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Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddles, investments in passive foreign investment companies, amortization of premium/discount, investments in partnerships, retirement pension expense and derivative transactions.

	For the year ended December 31, 2013
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income		Long-Term Capital Gains
Government and Quality Bond	$23,832,105	$(10,152,745)	$10,387,168	$38,030,362		$1,258,833
Asset Allocation	5,315,520	6,020,605	43,095,704	6,230,372	@	—
Growth and Income	3,734,369	510,031	15,325,166	203,675		—
Growth	3,249,639	(28,583,997)	114,418,024	3,436,368		—
Capital Appreciation	103,167,484	129,646,566	285,429,934	17,744,590		116,133,039	@
Natural Resources	2,197,290	(16,533,674)	10,132,690	1,867,088		—
Multi-Asset	217,372	(386,937)	3,309,190	235,848		—
Strategic Multi-Asset	1,774,675	1,247,424	2,432,530	504,755		143,783

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
@	Includes a deficiency dividend per Section 860(f) of the Internal Revenue Code of $64,466 and $114,769 for the Asset Allocation Portfolio and Capital Appreciation Portfolio, respectively.

	For the year ended December 31, 2012
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$33,614,462	$6,005,083
Asset Allocation	6,636,167	—
Growth and Income	—	—
Growth	1,755,885	—
Capital Appreciation	—	46,194,674
Natural Resources	3,363,881	20,886,953
Multi-Asset	198,946	—
Strategic Multi-Asset	527,384	—

As of December 31, 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†	Unlimited†
	2017	ST	LT
Government and Quality Bond	$—	$10,152,745	$—
Asset Allocation	—	—	—
Growth and Income	—	—	—
Growth	28,583,997	—	—
Capital Appreciation	—	—	—
Natural Resources	—	1,516,196	15,017,478
Multi-Asset	386,937	—	—
Strategic Multi-Asset	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

93

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2013.

Portfolio	Capital Loss Carryforward Utilized
Government and Quality Bond	$—
Asset Allocation	6,998,167
Growth and Income	1,079,537
Growth	44,801,496
Capital Appreciation	—
Natural Resources	1,579,223
Multi-Asset	1,545,975
Strategic Multi-Asset	—

For the year ended December 31, 2013, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, derivative transactions, treatment of litigation payments, amortization of premium/discount, investment in partnerships, contingent payment debt instruments, net operating losses and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government and Quality Bond	$8,362,130	$(8,362,130)	$—
Asset Allocation	278,089	(278,089)	—
Growth and Income	260	(260)	—
Growth	137,503	(137,503)	—
Capital Appreciation	4,082,461	(3,967,692)	(114,769)
Natural Resources	(2,079)	2,079	—
Multi-Asset	10,620	(10,620)	—
Strategic Multi-Asset	165,126	(165,126)	—

As of December 31, 2013, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for Federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$19,128,424	$(8,797,365)	$10,331,059	$1,455,310,824
Asset Allocation	46,023,557	(2,927,971)	43,095,586	188,270,326
Growth and Income	16,015,154	(689,988)	15,325,166	90,531,700
Growth	114,793,072	(375,048)	114,418,024	446,918,008
Capital Appreciation	297,983,492	(12,553,558)	285,429,934	1,018,205,637
Natural Resources	23,135,588	(12,999,150)	10,136,438	222,664,532
Multi-Asset	3,392,677	(83,487)	3,309,190	21,183,384
Strategic Multi-Asset	2,812,482	(372,670)	2,439,812	20,027,474

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,650,396	$177,279,065	7,717,590	$121,356,029	329,258	$4,965,103	380,471	$5,962,905
Reinvested dividends	898,734	13,059,600	698,258	10,831,355	113,711	1,653,485	140,648	2,182,227
Shares redeemed	(4,921,558)	(75,042,920)	(4,120,892)	(64,717,841)	(964,351)	(14,705,061)	(1,069,431)	(16,815,694)

Net increase (decrease)	7,627,572	$115,295,745	4,294,956	$67,469,543	(521,382)	$(8,086,473)	(548,312)	$(8,670,562)

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	Government and Quality Bond Portfolio
	Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	11,937,196	$179,687,704	13,607,949	$212,743,545
Reinvested dividends	1,695,634	24,576,110	1,719,550	26,605,963
Shares redeemed	(9,988,059)	(151,751,584)	(11,304,320)	(177,183,473)

Net increase (decrease)	3,644,771	$52,512,230	4,023,179	$62,166,035

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	272,977	$4,153,283	358,821	$4,947,031	103,380	$1,563,540	115,576	$1,605,061
Reinvested dividends	295,650	4,465,507	353,836	4,926,993	30,632	462,207	36,097	501,958
Shares redeemed	(1,982,619)	(30,307,144)	(2,295,411)	(31,623,396)	(231,732)	(3,525,388)	(344,724)	(4,716,181)

Net increase (decrease)	(1,413,992)	$(21,688,354)	(1,582,754)	$(21,749,372)	(97,720)	$(1,499,641)	(193,051)	$(2,609,162)

	Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	888,846	$13,533,925	744,640	$10,176,435
Reinvested dividends	86,628	1,302,658	87,070	1,207,216
Shares redeemed	(662,113)	(10,044,833)	(762,965)	(10,486,455)

Net increase (decrease)	313,361	$4,791,750	68,745	$897,196

	Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	5,000,772	$49,528,210	3,703,488	$30,703,295
Reinvested dividends	20,004	203,675	—	—
Shares redeemed	(287,295)	(2,723,333)	(108,430)	(901,194)

Net increase (decrease)	4,733,481	$47,008,552	3,595,058	$29,802,101

	Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,860,894	$98,442,635	3,107,597	$65,017,745	24,028	$584,414	30,180	$637,861
Reinvested dividends	99,233	2,618,467	59,327	1,293,628	6,167	162,804	4,969	108,385
Shares redeemed	(1,370,030)	(34,476,245)	(1,882,241)	(39,897,641)	(270,426)	(6,879,187)	(312,402)	(6,651,992)

Net increase (decrease)	2,590,097	$66,584,857	1,284,683	$26,413,732	(240,231)	$(6,131,969)	(277,253)	$(5,905,746)

	Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	179,355	$4,492,106	451,533	$9,532,751
Reinvested dividends	24,855	655,097	16,247	353,872
Shares redeemed	(1,315,875)	(33,609,366)	(1,398,055)	(29,656,670)

Net increase (decrease)	(1,111,665)	$(28,462,163)	(930,275)	$(19,770,047)

95

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,186,566	$54,248,716	1,217,776	$48,077,120	39,374	$1,720,943	67,817	$2,678,238
Reinvested dividends	1,330,450	60,620,955	497,749	20,248,496	145,105	6,492,067	61,037	2,446,542
Shares redeemed	(2,059,615)	(93,741,869)	(2,610,498)	(103,283,783)	(316,862)	(14,307,510)	(383,468)	(15,012,775)

Net increase (decrease)	457,401	$21,127,802	(894,973)	$(34,958,167)	(132,383)	$(6,094,500)	(254,614)	$(9,887,995)

	Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,123,291	$50,465,856	1,569,633	$60,425,073
Reinvested dividends	1,510,153	66,764,607	591,942	23,499,636
Shares redeemed	(3,078,692)	(136,994,923)	(3,581,401)	(139,574,938)

Net increase (decrease)	(445,248)	$(19,764,460)	(1,419,826)	$(55,650,229)

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,120,887	$25,280,473	782,666	$18,337,738	50,457	$1,128,296	49,612	$1,158,345
Reinvested dividends	38,557	878,635	385,045	8,586,348	4,935	112,124	70,900	1,576,042
Shares redeemed	(647,162)	(14,590,937)	(795,525)	(19,085,949)	(138,843)	(3,143,959)	(165,496)	(3,959,908)

Net increase (decrease)	512,282	$11,568,171	372,186	$7,838,137	(83,451)	$(1,903,539)	(44,984)	$(1,225,521)

	Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	736,597	$16,088,708	1,007,172	$23,997,001
Reinvested dividends	38,757	876,329	636,828	14,088,444
Shares redeemed	(1,493,737)	(33,443,743)	(1,590,580)	(37,192,125)

Net increase (decrease)	(718,383)	$(16,478,706)	53,420	$893,320

	Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2013		For the period October 8, 2012@ through December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,031	$228,194	30,322	$194,035	—	$—	15,320	$100,000
Reinvested dividends	33,305	234,735	30,707	198,946	158	1,113	—	—
Shares redeemed	(477,372)	(3,304,563)	(571,284)	(3,630,163)	—	—	—	—

Net increase (decrease)	(411,036)	$(2,841,634)	(510,255)	$(3,237,182)	158	$1,113	15,320	$100,000

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended December 31, 2013		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	18,059	$157,610	30,191	$236,470
Reinvested dividends	72,990	648,538	66,339	527,384
Shares redeemed	(342,087)	(3,022,563)	(384,348)	(3,029,997)

Net increase (decrease)	(251,038)	$(2,216,415)	(287,818)	$(2,266,143)

@	Commencement of operations

96

Note 8.  Trustees’ Retirement Plan

The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statements of Operations.

	As of December 31, 2013
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$6,831	$726	$4,800
Asset Allocation	1,489	135	1,065
Growth and Income	264	22	190
Growth	5,001	237	3,745
Capital Appreciation	9,810	664	7,189
Natural Resources	1,410	139	1,000
Multi-Asset	927	15	718
Strategic Multi-Asset	642	15	494

Note 9.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2013, the following Portfolios had borrowings:

Portfolio	Days outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Government and Quality Bond	1	$43	$1,094,525	1.41%
Natural Resources	2	142	1,891,423	1.35

At December 31, 2013, there were no borrowings outstanding.

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2013, none of the Portfolios participated in this program.

97

Note 11.  Investment Concentration

Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Multi-Asset Portfolio. At December 31, 2013, the Strategic Multi-Asset Portfolio had 11.6% of its net assets invested in securities domiciled in Japan.

The Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At December 31, 2013, the Portfolios had 33.8%, 10.6%, and 12.3%, respectively, of their net assets invested in such securities.

98

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/09	$15.06	$0.58	$0.06	$0.64	$(0.75)	$—	$—	$(0.75)	$14.95	4.29%	$342,036	0.61%	3.82%	71%
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59	2.75	66
12/31/11	15.07	0.35	0.71	1.06	(0.49)	—	(0.07)	(0.56)	15.57	7.09	260,025	0.62	2.24	44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	—	(0.22)	(0.59)	15.58	3.83	326,992	0.59	1.88	81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	—	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59	1.40	184

Government and Quality Bond Portfolio Class 2
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76	3.67	71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74	2.60	66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	—	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	—	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	—	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184

Government and Quality Bond Portfolio Class 3
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86	3.55	71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84	2.50	66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	—	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	—	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	—	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

99

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/09	$10.18	$0.30	$1.94	$2.24	$(0.42)	$—	$—	$(0.42)	$12.00	22.24%	$195,872	0.78%	2.73%	46%
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76	2.64	65
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	—	(0.37)	13.03	0.93	167,345	0.80	2.82	44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	—	(0.43)	14.15	11.95	159,351	0.80	2.65	30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	—	(0.44)	16.21	17.87	159,638	0.79	2.29	27

Asset Allocation Portfolio Class 2
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93	2.58	46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27

Asset Allocation Portfolio Class 3
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03	2.47	46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27

Growth and Income Portfolio Class 1
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66	0.08	94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56	0.03	67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	—	(0.00)	7.55	(5.71)	7,449	1.82	(0.18)	69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	—	8.57	13.51	39,271	1.28	0.97	73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	—	(0.03)	11.32	32.43	105,446	0.86	1.03	109

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13
Asset Allocation Portfolio Class 1	0.02%	0.01%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.02	0.01	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.02	0.01	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

100

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/09	$13.38	$0.12	$5.00	$5.12	$(0.17)	$—	$—	$(0.17)	$18.33	38.39%	$258,081	0.80%	0.75%	100%
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78	0.66	82
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	—	(0.15)	19.31	(6.21)	190,613	0.83	0.55	84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	—	(0.12)	21.88	13.95	244,122	0.79	1.05	92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	—	(0.21)	29.34	35.14	403,439	0.77	0.74	78

Growth Portfolio Class 2
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95	0.60	100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	—	(0.08)	21.88	13.81	25,506	0.94	0.85	92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	—	(0.16)	29.35	34.97	27,163	0.92	0.60	78

Growth Portfolio Class 3
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05	0.50	100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	—	(0.06)	21.84	13.72	118,352	1.04	0.76	92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	—	(0.14)	29.29	34.82	126,179	1.02	0.50	78

Capital Appreciation Portfolio Class 1
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77	0.16	187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91
12/31/12	34.14	(0.07)	8.23	8.16	—	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74	(0.17)	103
12/31/13	40.58	(0.10)	14.19	14.09	—	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75	(0.22)	105

Capital Appreciation Portfolio Class 2
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92	0.01	187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91
12/31/12	33.69	(0.13)	8.12	7.99	—	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89	(0.33)	103
12/31/13	39.96	(0.17)	13.97	13.80	—	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90	(0.37)	105

Capital Appreciation Portfolio Class 3
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02	(0.09)	187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(0.42)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(0.47)	105

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13
Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.03	0.01	0.01	0.00	0.00
Capital Appreciation Portfolio Class 2	0.03	0.01	0.01	0.00	0.00
Capital Appreciation Portfolio Class 3	0.02	0.01	0.01	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

101

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/09	$27.22	$0.32	$15.18	$15.50	$(0.51)	$—	$(2.25)	$(2.76)	$39.96	58.05%	$130,566	0.82%		0.96%		15%
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20 (4)	123,891	0.82	(3)	0.70	(3)	82
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	—	(10.11)	(10.39)	24.38	(20.27)	81,957	0.87	(3)	0.87	(3)	89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	—	(2.33)	(2.60)	22.61	3.54	84,409	0.83	(3)	1.18	(3)	55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	—	(0.22)	23.69	5.80	100,572	0.84	(3)	0.80	(3)	77
Natural Resources Portfolio Class 2
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01 (4)	24,994	0.97	(3)	0.55	(3)	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	—	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	(3)	0.72	(3)	89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	—	(2.33)	(2.55)	22.53	3.37	15,018	0.98	(3)	1.01	(3)	55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	—	(0.18)	23.61	5.64	13,767	0.99	(3)	0.66	(3)	77
Natural Resources Portfolio Class 3
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93 (4)	175,152	1.07	(3)	0.45	(3)	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	—	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	(3)	0.62	(3)	89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	—	(2.33)	(2.53)	22.41	3.25	131,121	1.08	(3)	0.92	(3)	55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	—	(0.16)	23.49	5.56	120,528	1.09	(3)	0.56	(3)	77
Multi-Asset Portfolio Class 1
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00	26,790	1.34	(3)	1.09	(3)	53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	—	(0.08)	5.95	(1.17)	23,405	1.46	(3)	0.69	(3)	53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	—	(0.06)	6.46	9.50	22,114	1.42	(3(5)	0.90	(3(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	—	(0.08)	7.52	17.67	22,651	1.10	(3)(5)	0.86	(3)(5)	71
Multi-Asset Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	—	6.46	(1.07)	99	1.35	(3)(5)(7)	0.92	(3)(5)(7)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	—	(0.07)	7.50	17.30	116	1.35	(3)(5)	0.60	(3)(5)	71
Strategic Multi-Asset Portfolio Class 1
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96	25,272	1.55	(3)	0.34	(3)	99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	—	(0.08)	7.30	(3.81)	21,089	1.71	(3)	0.51	(3)	120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	—	(0.20)	8.20	15.10	21,316	1.71	(3)	0.54	(3)	105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	—	(0.06)	(0.27)	9.52	19.65	22,354	1.80	(3)	0.50	(3)	99

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/09	12/31/10	12/31/11	12/31/12		12/31/13
Natural Resources Portfolio Class 1	—%	0.00%	0.00%	0.00%		0.00%
Natural Resources Portfolio Class 2	—	0.00	0.00	0.00		0.00
Natural Resources Portfolio Class 3	—	0.00	0.00	0.00		0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00	0.00		0.00
Multi-Asset Portfolio Class 3	—	—	—	0.00	(7)	0.00
Strategic Multi-Asset Portfolio Class 1	0.01	0.00	0.00	0.00		0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13
Multi-Asset Portfolio Class 1	0.17%		0.44%
Multi-Asset Portfolio Class 3	0.76	(7)	0.43
(6)	Commencement of operations.
(7)	Annualized

See Notes to Financial Statements

102

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eight portfolios constituting Anchor Series Trust (the “Trust”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2014

103

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 68	Trustee	2011-present	Retired.	76	Director, Sysco Corporation (1996 to present); Director, Luby’s Inc. (1998 to present).

William F. Devin Age: 75	Trustee	2011-present	Retired.	76	Director, Boston Options Exchange (2001 to 2010).

Richard W. Grant Age: 68	Chairman of the Board	2011-present	Retired. Prior to that, Attorney and Partner Morgan Lewis and Brockius LLP (1989-2011)	27	None

Stephen J. Gutman Age: 70	Trustee	1986-present	Vice President and Associate Broker, Corcoran Group (Real Estate) (2002 to present); President and Member of Managing Directors, Beau Brummel — Soho LLC (Licensing of menswear specialty retailing) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	27	None

William J. Shea Age: 66	Trustee	2004-present	Executive Chairman, Lucid, Inc. (Medical Technology and Information) (2007 to present); Managing Director, DLB Capital, LLC (Private Equity) (2006 to 2007).	27	Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2004 to 2006); Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present); Director NASDAQ OMX BX (2008-present).
Interested Trustee

Peter A. Harbeck(4) Age: 60	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, SunAmerica Capital Services, Inc. (“SACS”), (1993 to present.); Chairman, Advisor Group, Inc. (2004 to present).	76	None
Officers

John T. Genoy Age: 45	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Donna M. Handel Age: 47	Treasurer	2002-present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A

Gregory N. Bressler Age: 47	Secretary	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 44	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present)	N/A	N/A

104

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

James Nichols Age: 47	Vice President	2006-present	Director, President and CEO, SACS (2006 to present); Senior Vice President SAAMCo (2002 to present).	N/A	N/A

Katherine Stoner Age: 57	Vice President and Chief Compliance Officer	2011-Present	Vice President, SunAmerica (2011 to present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”), Western National Life Insurance Company (“WNL”) and American General Distributors, Inc. (2006 to present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to 2011); Vice President, VALIC Financial Advisors, Inc. (2010 to 2011) and VALIC Retirement Services Company (2010 to present).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 48	Vice President and Assistant Treasurer	2003-present	Vice President, SAAMCo (2001 to present).	N/A	N/A

Nori L. Gabert SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 60	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2005 to present).	N/A	N/A

Matthew J. Hackethal Age: 42	Anti-Money Laundering Compliance Officer	2006-present	Chief Compliance Officer, SAAMCo (2006 to present).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (4 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (7 portfolios).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.
(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

105

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2013. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013.

During the year ended December 31, 2013 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Government and Quality Bond Portfolio — Class 1	$0.53	$0.38	$0.13	$0.02	—%
Government and Quality Bond Portfolio — Class 2	0.50	0.35	0.13	0.02	—
Government and Quality Bond Portfolio — Class 3	0.49	0.34	0.13	0.02	—
Asset Allocation Portfolio — Class 1	0.44	0.44	—	—	40.83
Asset Allocation Portfolio — Class 2	0.41	0.41	—	—	40.83
Asset Allocation Portfolio — Class 3	0.40	0.40	—	—	40.83
Growth and Income Portfolio — Class 1	0.03	0.03	—	—	100.00
Growth Portfolio — Class 1	0.21	0.21	—	—	100.00
Growth Portfolio — Class 2	0.16	0.16	—	—	100.00
Growth Portfolio — Class 3	0.14	0.14	—	—	100.00
Capital Appreciation Portfolio — Class 1	5.43	—	0.72	4.71	33.89
Capital Appreciation Portfolio — Class 2	5.43	—	0.72	4.71	33.89
Capital Appreciation Portfolio — Class 3	5.43	—	0.72	4.71	33.89
Natural Resources Portfolio — Class 1	0.22	0.22	—	—	56.62
Natural Resources Portfolio — Class 2	0.18	0.18	—	—	56.62
Natural Resources Portfolio — Class 3	0.16	0.16	—	—	56.62
Multi-Asset Portfolio — Class 1	0.08	0.08	—	—	100.00
Multi-Asset Portfolio — Class 3	0.07	0.07	—	—	100.00
Strategic Multi-Asset Portfolio — Class 1	0.27	0.21	—	0.06	19.01

106

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2013. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2013.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

107

Fixed-Income Portfolios

Wellington Management Company, LLP

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/13
	Class 1*	Class 2*	Class 3*
1-year	(2.15)%	(2.22)%	(2.28)%
5-year	3.56%	3.41%	3.30%
10-year	3.77%	3.62%	3.52%
Since Inception	7.00%	4.11%	3.43%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Index, and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 shares posted a return of -2.15% for the 12-month period ending December 31, 2013, compared to a -2.04% return for the Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [-2.75%] underperformed most non-Treasury sectors during the fiscal year. U.S. corporate high yield credit [+7.44%], commercial mortgage backed securities [+0.23%], asset backed securities [-0.27%], mortgage backed securities [-1.41%], and U.S. credit [-2.01%] outperformed Treasuries. Taxable municipals [-2.89%] underperformed.

Within the U.S. corporate sector, underweight positioning to industrial and utilities issuers detracted from relative performance. Positioning within U.S. government agency bonds also hurt relative results. The Portfolio benefited from favorable duration positioning during the period. Overweight positioning to, and security selection within the financials sector in U.S. corporates was favorable. Security selection within agency mortgage backed pass-throughs, and positioning within taxable municipals, also helped relative performance.

The Portfolio ended the year with the following sector allocations: 40.2% U.S. government and agencies, 36.8% U.S. mortgage-backed securities, 17.8% U.S. credit, 2.8% commercial mortgage-backed securities, 1.2% asset backed securities, and 1.2% in cash and cash equivalents. From a quality standpoint, 82.9% of the Portfolio’s assets at year end were invested in securities rated AAA*, including cash.

*	Quality ratings are based on the median of Moody, S&P or Fitch. If only two agencies are available, the lower rating is used. If only one agency is available, that agency’s rating is used.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

108

Fixed-Income Portfolios — (continued)

Edge Asset Management, Inc.

Asset Allocation Portfolio — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/13
	Class 1*	Class 2*	Class 3*
1-year	17.87%	17.68%	17.52%
5-year	13.14%	12.96%	12.85%
10-year	7.16%	6.99%	6.88%
Since Inception	7.96%	6.69%	8.49%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02.

The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 shares returned 17.87% for the twelve month period ending December 31, 2013 compared to a 32.39% return of the S&P 500 Index and -2.02% return of the Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index returned 17.56% for the annual period.

Stocks outperformed bonds during the period, as measured by the S&P 500 Index [+32.39%] and the Barclays U.S. Aggregate Bond Index [-2.02%]. The outperformance of stocks versus bonds was consistent throughout the year, but was particularly pronounced during the first and fourth quarters of the year. International stocks underperformed U.S. stocks for the period. Emerging market stocks struggled, finishing the year with a negative return. Foreign developed markets, although lagging U.S. stocks, had a strong year. Fixed income securities, as measured by the Barclays U.S. Aggregate Bond Index, posted negative returns for the year. The high-yield sector was the exception, posting positive returns and outperforming higher quality U.S. Treasury and Government bonds during the year.

Over the course of 2013, the Portfolio’s equity allocation was maintained above 63%, ending the year at 68%. This overweight positioning in equities aided performance throughout the year. The Portfolio’s strategic allocation to international stocks hindered relative performance as international stocks underperformed during the year. The Portfolio’s strategic allocation to REITs hindered performance as REITs underperformed other equities during the year. The Portfolio’s long term strategic and tactical allocation to high-yield bonds aided relative performance as high-yield bonds outperformed other fixed income securities during the year.

Due to the Portfolio’s large number of individual holdings (over 1,200), individual security impacts were minimal. Stock selection results were positive among U.S. Mid Cap Value and U.S. Large Cap Growth stocks, while stock selection results among REITs stocks were negative.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

109

Equity Portfolios

Wellington Management Company, LLP

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/13
Class 1*
1-year	32.43%
5-year	16.39%
10-year	5.86%
Since Inception	7.56%
*	Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 shares posted a return of 32.43% for the twelve month period ending December 31, 2013, compared to a 32.39% return for the S&P 500 Index.

Within the S&P 500 Index, all ten sectors posted double-digit positive results. Consumer discretionary [+43.0%], health care [+41.5%], and industrials [+40.7%] posted the strongest returns, while telecommunication services [+11.5%] and utilities [+13.2%] lagged the broader index.

The Portfolio transitioned on May 1, 2013 from Wellington Management’s Opportunistic Large Cap Core approach to Wellington Management’s Disciplined US Equity approach. The benchmark remained the S&P 500 Index.

From January 1, 2013 through April 30, 2013 the Portfolio underperformed the S&P 500 Index. During this period, stock selection was the main driver of underperformance, but sector allocation detracted modestly as well. Strong stock selection within the consumer staples and consumer discretionary sectors was more than offset by weak selection within the materials, health care, information technology, and energy sectors. An underweight position to utilities detracted during the period as did a cash position in a rising equity environment.

Subsequent to the transition, from May 1, 2013 through the end of 2013, the Portfolio outperformed the S&P 500 Index. Stock selection was the primary driver of outperformance during this period. Selection was strongest within the health care, financials, and consumer staples sectors which outweighed weaker results within energy. Sector allocation had a neutral impact for the period as positive results from an underweight to telecommunication services was offset by negative results from a cash position in a rising equity market. The top contributors to relative performance during this period included Towers Watson (industrials), Forest Laboratories (health care), and Gilead Sciences (health care). Cobalt International Energy (energy), Xcel Energy (utilities), and Eli Lilly (health care) detracted from relative performance. The position in Xcel Energy was eliminated prior to the end of the year.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

110

Equity Portfolios — (continued)

Wellington Management Company, LLP

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/13
	Class 1*	Class 2*	Class 3*
1-year	35.14%	34.97%	34.82%
5-year	17.93%	17.77%	17.64%
10-year	7.26%	7.10%	6.99%
Since Inception	10.55%	5.59%	9.27%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02.

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 shares posted a return of 35.14% for the twelve month period ending December 31, 2013, compared to a 33.55% return for the Russell 3000 Index.

All ten sectors within the Russell 3000 Index posted double-digit positive returns for the fiscal year. Consumer discretionary [+44.5%], health care [+42.7%], and industrials [+42.3%] were the strongest performing sectors in the benchmark, while telecommunication services [+14.8%] and utilities [+14.9%] lagged the broader index.

Relative outperformance was driven by strong stock selection within the financials, consumer staples, and information technology sectors. Within financials, Ameriprise Financial, Waddell & Reed, and Lincoln National were the leading relative contributors. Within consumer staples, Green Mountain Coffee, Herbalife, and Walgreens contributed to relative performance. Within information technology, positions in iGATE and Web.com, as well as not owning weak-performing benchmark constituent IBM helped relative performance.

Stock selection was weaker within the materials, energy, and health care sectors. Within materials, shares of Barrick Gold and Carpenter Technologies fell during the period and detracted from relative results. Within energy, Ensco, Anadarko Petroleum, and Chevron detracted. Within health care, positions in Eli Lilly and Merck weighed on performance, as did not owning Celgene. Additionally, EMC (information technology) and AFLAC (financials) were among the top relative detractors during the period.

Sector allocation was modestly additive to performance during the period, driven by underweights to the weaker performing telecommunications services and utilities sectors.

The Portfolio ended the fiscal year with the largest overweights to the consumer discretionary, industrials, and health care sectors, and the largest underweights to the materials, utilities, and telecommunication services.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

111

Equity Portfolios — (continued)

Wellington Management Company, LLP

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/13
	Class 1*	Class 2*	Class 3*
1-year	35.80%	35.62%	35.46%
5-year	21.29%	21.11%	20.99%
10-year	10.50%	10.34%	10.23%
Since Inception	12.53%	8.08%	12.29%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 shares posted a return of 35.80% for the twelve month period ending December 31, 2013, compared to a 34.23% return for the Russell 3000 Growth Index.

All ten sectors within the Russell 3000 Growth Index posted double-digit gains during the year led by health care [+48.6%] and consumer discretionary [+44.4%]. Telecommunication services [+18.3%] and consumer staples [+24.7%] lagged the broader index.

Relative outperformance was driven by positive stock selection within the information technology and financials sectors. Within information technology, positions in LinkedIn and Facebook, as well as underweight to Apple, and avoidance of IBM aided relative results. Within financials, positions in Intercontinental Exchange, Platform Acquisition, and BlackRock were top relative contributors. Additionally, the Portfolio’s position in Priceline.com (consumer discretionary) was among the top relative contributors during the period.

Stock selection within health care and industrials detracted from relative results. Within health care, positions in Edwards Lifesciences, Catamaran, and Hologic had a negative impact on relative performance. In industrials, Polypore International and Owens Corning detracted, along with the lack of a position in Boeing, a strong-performing benchmark constituent. Teradata (information technology), Francesca’s Holdings (consumer discretionary), and Lululemon Athletica (consumer discretionary) were also among the top relative detractors during the fiscal year.

Sector positioning, a residual of the bottom-up stock selection process, contributed positively to relative performance. This was driven largely by an overweight allocation to consumer discretionary and an underweight to consumer staples.

The Portfolio ended the fiscal year most overweight to the consumer discretionary and information technology sectors. The Portfolio was most underweight the consumer staples, telecommunication services, and materials sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

112

Equity Portfolios — (continued)

Wellington Management Company, LLP

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/13
	Class 1*	Class 2*	Class 3*
1-year	5.80%	5.64%	5.56%
5-year	9.91%	9.75%	9.64%
10-year	9.93%	9.76%	9.66%
Since Inception	9.89%	11.65%	13.43%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The MSCI World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 shares posted a return of 5.80% for the twelve month period ending December 31, 2013, compared to a 32.39% return for the S&P 500 Index.

All ten sectors within the S&P 500 Index posted positive returns led by the consumer discretionary [+43.0%], health care [+41.5%], and industrials [+40.7%] sectors. The telecommunication services [+11.5%] and utilities [+13.2%] sectors lagged the broader index.

Benchmark-relative underperformance was primarily due to overweight allocations to energy and metals & minerals. The energy and metals & minerals sectors did not keep up with the strong overall S&P 500 Index return. Top absolute detractors from returns during the fiscal year included positions in diversified metals & mining companies Mongolian Mining and Teck Resources, as well as position in steel company ArcelorMittal. Teck Resources and ArcelorMittal were sold before the end of the period. Positions in producers BG Group and Pioneer Natural Resources, as well as refining & marketing company Phillips 66 contributed most on an absolute basis.

The Portfolio’s composition at fiscal year-end was comprised of 59.9% energy-related stocks with the majority of the holdings in the producers and integrated oils sub-sectors. BG Group and Chevron were the largest holdings in these sub-sectors. Most of the balance of the Portfolio consisted of metals & minerals companies 27.8% where the largest positions were Rio Tinto and BHP Billiton. The allocation to chemicals was at 3.7%.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

113

Balanced Portfolios

Wellington Management Company, LLP

Multi-Asset Portfolio — Class 1

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/13
	Class 1*	Class 3*
1-year	17.67%	17.30%
5-year	11.47%	N/A
10-year	4.94%	N/A
Since Inception	7.48%	12.82%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The Blended Index consists of 60% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Citigroup 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Asset Portfolio — Class 1 shares posted a return of 17.67% for the twelve month period ending December 31, 2013, compared to a 32.39% return for the S&P 500 Index, a -2.02% return for the Barclays US Aggregate Bond Index, and a 17.68% return of its blended benchmark, comprised of 60% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Citigroup 3-Month T-Bill.

For the year, the equity portion of the Portfolio modestly underperformed its benchmark, the S&P 500 Index, while the fixed income portion outperformed its benchmark, the Barclays US Aggregate Bond Index.

During the reporting period, all ten sectors within the S&P 500 Index posted double-digit returns, led by the consumer discretionary [+43.0%], health care [+41.5%], and industrials [+40.7%] sectors. The telecommunication services [+11.5%] and utilities [+13.2%] sectors lagged the broader index.

Within the equity portion of the Portfolio, unfavorable security selection within the energy and materials sectors detracted the most from relative results. Within energy, Ensco and Anadarko Petroleum were among the largest detractors from relative returns. Within materials, Barrick Gold detracted the most. EMC (information technology) and Boeing (industrials) were also among the top performance detractors. Stock selection in the consumer staples and financials sectors contributed to relative performance during the period, but was not enough to offset negative results elsewhere.

114

Balanced Portfolios — (continued)

Wellington Management Company, LLP

Multi-Asset Portfolio — Class 1

Within the fixed income portion of the Portfolio, an overweight positioning to and security selection within investment grade financials issuers contributed to relative results. Positioning within agency mortgage-backed securities was also positive. Duration positioning contributed to relative performance. An underweight positioning to investment grade industrials and utilities issuers detracted from relative results, partially offsetting gains elsewhere.

At the end of the period, the Portfolio was positioned with an overweight to equities and underweight to fixed income relative to its custom blended benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

115

Balanced Portfolios — (continued)

Wellington Management Company, LLP

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/13
Class 1*
1-year	19.65%
5-year	13.25%
10-year	7.57%
Since Inception	8.23%
*	Inception date for Class 1: 03/23/87

The MSCI ACWI USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and 5% Citigroup 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 19.65% for the twelve month period ending December 31, 2013, compared to a 22.80% return for the MSCI ACWI USD Index, a -1.98% return for the Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and a 13.73% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and 5% Citigroup 3-month T-Bill Index.

Global equity markets returned 22.8% for the year, as measured by the MSCI ACWI USD Index. Emerging Markets [-2.6%] underperformed their developed market counterparts [+26.7%] for the year as measured by the MSCI Emerging Markets and MSCI World indexes respectively. From a regional perspective, Japan led other regions, returning [+27.2%] for the year, as measured by the MSCI Japan Index followed by Europe which returned [+25.2%] as measured by the MSCI Europe Index. The Pacific ex Japan region lagged returning only [+5.5%] during the year, as measured by the MSCI Pacific Ex Japan Index. The United States posted a very strong [+32.4%] return for the year, as measured by the S&P 500 Index. Within the global fixed income markets, unhedged global bonds [-4.00%] underperformed hedged global bonds [+0.22%] as measured by the Citigroup World Government Bond Indexes.

The impact of asset allocation decisions was positive for the year, primarily due to an overweight to equities and underweights to fixed income and cash.

The global equity portion of the Portfolio outperformed the MSCI ACWI USD Index during the year driven primarily by strong stock selection in the financials, industrials, and health

116

Balanced Portfolios — (continued)

Wellington Management Company, LLP

Strategic Multi-Asset Portfolio — Class 1

care sectors. These results more than offset weaker selection within utilities. Allocation among sectors, a residual of the bottom up stock selection process, also contributed to the Portfolio’s relative outperformance. From a regional perspective, stock selection within North America contributed to relative results. An underweight to Emerging Markets, which lagged, also helped relative performance. A residual cash position in a rising equity environment detracted.

Within the global bond portion of the Portfolio, duration positioning was a detractor, as were country decisions. Currency exposures were a modest relative contributor during the year.

At the end of the year, the Portfolio was positioned with an overweight to equities and underweights to both fixed income and cash.

During the period, the Portfolio held equity index and bond futures, as well as currency forwards. In isolation, equity index futures, bond futures, and currency forwards contributed to the Portfolio’s absolute performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

117

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

118

P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.10 (2/14)

Item 2.	Code of Ethics

Anchor Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2013, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2012	2013
(a) Audit Fees	$257,596	$265,325
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$51,235	$54,840
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$147,383

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2012 and 2013 were $104,825 and $348,205, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 10, 2014

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date: March 10, 2014